1933 Act File No.   33-45973
                                                1940 Act File No. 811-06576

                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        X

   Pre-Effective Amendment No.          ..........

   Post-Effective Amendment No.  13   ............        X
                                -  -

                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X

   Amendment No.  16   ...........................        X

                          BT PYRAMID MUTUAL FUNDS
            (Exact Name of Registrant as Specified in Charter)

      Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779
                 (Address of Principal Executive Offices)

                              (412) 288-1900
                      (Registrant's Telephone Number)

Jay S. Neuman, Esquire             Copies to:     Burton M. Leibert, Esq.
Federated Investors Tower                    Willkie Farr & Gallagher
Pittsburgh, Pennsylvania 15222-3779               One Citicorp Center
(Name and Address of Agent for Service)      153 East 53rd Street
                                        New York, New York 10022


It is proposed that this filing will become effective
(check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b)
[X] on January 29, 1997 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Short/Intermediate U.S. Government Securities Portfolio has also executed this Registration Statement.


Registrant has filed with the Securities and Exchange Commission a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, and:

 X  filed the Notice required by that Rule on November 26, 1996; or
    intends to file the Notice required by that Rule on or about       ; or
 -                                                               ------
    during the most recent fiscal year did not sell any securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, and, pursuant to Rule 24f-2(b)(2), need not file the Notice.


                           CROSS-REFERENCE SHEET

     This Amendment to the Registration Statement of BT PYRAMID MUTUAL FUNDS, which is comprised of five Funds, relates only to (1) BT Investment Equity Appreciation Fund, and (2) BT Investment Limited Term U.S.
Government Securities Fund and is comprised of the following:

PART A. INFORMATION REQUIRED IN A PROSPECTUS.

                                   Prospectus Heading
                                   (Rule 404(c) Cross Reference)

Item 1.   Cover Page...............(1-2)Cover Page.
Item 2.   Synopsis.................(1-2)Summary of Fund Expenses.
Item 3.   Condensed Financial
           Information.............(1-2)Financial Highlights; (1-
                                   2)Performance Information and Reports.
Item 4.   General Description of
           Registrant..............(1-2) The Fund; (1-2)Who May Want to
                                   Invest; (1-2)Investment Objective and
                                   Policies; (2)Special Information
                                   Concerning Master-Feeder Fund Structure;
                                   (1-2)Risk Factors: Matching the Fund to
                                   Your Investment Needs.
Item 5.   Management of the Fund...(2) Management of the Trust and the
                                   Portfolio; (1) Management of the Trust.
Item 6.   Capital Stock and Other
           Securities..............(1-2)Net Asset Value; (1-2)Dividends,
                                   Distributions, and Taxes;
Item 7.   Purchase of Securities Being
           Offered.................(1-2) Purchase and Redemption of Shares;
                                   (1-2) How to Buy Shares; (1-2) Minimum
                                   Investments; (1-2) Investor Services.
Item 8.   Redemption or Repurchase.(1-2) How to Sell Shares; (1-2)
                                   Additional Information About Selling
                                   Shares; (1-2) Exchange Privilege.
Item 9.   Legal Proceedings........None.



PART B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.

Item 10.  Cover Page...............(1-2) Cover Page.
Item 11.  Table of Contents........(1-2) Table of Contents.
Item 12.  General Information and
           History.................(1-2) Organization of the Trust.
Item 13.  Investment Objectives and
           Policies................(1-2) Investment Objectives, Policies
                                   and Restrictions.
Item 14.  Management of the Fund...(2) Management of the Trust and the
                                   Portfolio; (1) Management of the Trust.
Item 15.  Control Persons and Principal
           Holders of Securities...(1-2) Fund Ownership.
Item 16.  Investment Advisory and Other
           Services................(1-2) Investment Adviser; Administrator.
Item 17.  Brokerage Allocation.....(1-2) Portfolio Transactions and
                                   Brokerage Commissions.
Item 18.  Capital Stock and Other
           Securities..............(1-2) Not Applicable.
Item 19.  Purchase, Redemption and
           Pricing of Securities Being
           Offered.................(1-2) Valuation of Securities; (1-2)
                                   Redemptions and Purchases in Kind.
Item 20.  Tax Status...............(1-2) Taxation.
Item 21.  Underwriters.............(1-2) Not applicable.
Item 22.  Calculation of Performance
           Data....................(1-2) Performance Information.
Item 23.  Financial Statements.....(1-2) Incorporate by reference to the
                                   Funds' Annual Reports dated September
                                   30, 1996 pursuant to Rule 411 under the
                                   Securities Act of 1933. (File Nos. 33-
                                   45973 and 811-06576)



o  BT PYRAMID MUTUAL FUNDS  o
BT Investment
Equity Appreciation Fund
Advisor Class
Seeks capital growth over the long term through investment in medium-sized companies that show growth potential. Current income is a secondary goal. PROSPECTUS

JANUARY 31, 1997

BT Pyramid Mutual Funds (the "Trust") is an open-end management investment company. The BT Investment Equity Appreciation Fund (the "Fund") is a separate series of the Trust and offers two classes of shares. The shares offered by this prospectus are the Advisor Class of shares (the "Shares"). The Fund seeks capital growth over the long-term through investment primarily in companies with a strong profit growth orientation. Current income is secondary to this investment objective.

Please read this Prospectus carefully before investing and keep it on file for future reference. It contains important information including how the Fund invests and the services available to shareholders.

A Statement of Additional Information ("SAI"), with respect to the Fund, with the same date has been filed with the Securities and Exchange Commission (`SEC'') and is incorporated herein by reference. For a free copy of the SAI, call 1-800-730-1313 or contact the Trust at the address below, or an Investment Professional.

Bankers Trust Company (`Bankers Trust'') is the investment adviser ( the `Adviser'') of the Fund. Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, Bankers Trust or any other banking or depository institution. Shares are not Federally guaranteed or insured by the Federal Deposit Insurance Corporation (`FDIC''), the U.S. government, the Federal Reserve Board or any other agency are subject to investment risk, including the possible loss of principal amount invested.

LIKE SHARES OF ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Edgewood Services, Inc.
Clearing Operations o P.O. Box 897 o Pittsburgh, Pennsylvania o 15230-
0897

TABLE OF CONTENTS
                                             PAGE

The Fund                                     3
Who May Want to Invest                       3
Summary of Fund Expenses                     4
Investment Objective and Policies            5
Risk Factors: Matching the Fund to Your Investment Needs    7
Net Asset Value                              11
Purchase and Redemption of Shares            13
Dividends, Distributions and Taxes           20
Performance Information and Reports          20
Management of the Trust                      21

   THE FUND
The Fund's investment objective is capital growth over the long-term through investment primarily in companies with a strong profit growth orientation; the production of any current income is secondary to this objective.
The Fund invests primarily in common stocks of U.S. companies expected to produce strong and sustainable profit growth, and to a lesser extent, growth-oriented international corporations. The Fund will generally invest a majority of its assets in securities of medium-sized companies, which the Fund believes includes the highest concentration of companies that meet the profit growth-oriented objectives of the Fund.

WHO MAY WANT TO INVEST
The Fund is designed for investors who are willing to accept short-term domestic and/or foreign stock market fluctuations in pursuit of potentially higher long-term returns. The Fund invests for growth and does not pursue income.

The Fund is not in itself a balanced investment plan. Investors should consider their investment objective and tolerance for risk when making an investment decision. When investors sell their Fund shares, they may be worth more or less than what they originally paid for them.


3

SUMMARY OF FUND EXPENSES
Annual operating expenses are paid out of the assets of the Fund. The Fund pays an investment advisory fee and an administrative services fee to Bankers Trust. The Fund also incurs expenses such as maintaining shareholder records and furnishing shareholder statements. The Fund must provide financial reports.

The following table provides (i) a summary of expenses allocable to the Shares, as a percentage of the average daily net assets of the Fund; and
(ii) an example illustrating the dollar cost of such expenses on a $1,000 investment in the Shares.

Shareholder Transaction Expenses

Maximum Sales Charge on Purchases
(as a percentage of offering price)          4.75%

Maximum Sales Charge on Reinvested Distributions  None

Redemption Fee                               None

Shareholder transaction expenses are charges paid when investor buy, sell, exchange, or hold Shares of the Fund. Lower front-end sales charges may be available with purchases of $50,000 or more and/or in conjunction with various programs. See `Net Asset Value'' for an explanation of how and when these charges apply.

Annual Operating Expenses
(as a percentage of the average
daily net assets of the Fund)

Investment advisory fee
    (after reimbursements or waiver)         0.58%
12b-1 fees                                   0.50

Other expenses
   (after reimbursements or waivers)         0.42

Total operating expenses
   (after reimbursements or waivers)         1.50%

Example                                 1 Year      3 Years

You would pay the following
expenses for each Fund on a
$1,000 investment, assuming
(1) 5% annual return and (2)
redemption at the end of each time period           $62     $93

The expense table and the example above show the costs and expenses that an investor will bear as a shareholder of the Fund. While reimbursement of distribution expenses in an amount on an annual basis equal to 0.50% of the Fund's average daily net assets are authorized to be made pursuant to the Trust's Plan of Distribution under Rule 12b-1 of the Investment Company Act of 1940, as amended (the `1940 Act''), it is not expected that any payments will actually be made under that plan in the foreseeable future. Prior to the date of this Prospectus, the Fund had different investment objectives and the Trust sought to achieve the Fund's investment objectives by investing all of the Fund's investable assets in the Capital Appreciation Portfolio (the `Portfolio''), a separate registered investment company for which Bankers Trust Company served as investment adviser. The Trust has now retained Bankers Trust as its investment adviser and now invests directly in a portfolio of investment securities.

For more information with respect to the expenses of the Fund see
`Management of the Trust'' herein.

Bankers Trust has voluntarily agreed to waive a portion of its investment advisory fee. Without such waiver during the Portfolio's last fiscal year, the Portfolio's investment advisory fee would have been equal on an annual basis to 0.65% of the Portfolio's average daily net assets. The expense table and the example reflect a voluntary undertaking by Bankers Trust to waive or reimburse expenses such that the total operating expenses allocable to the Shares will not exceed on an annual basis 1.50%. In the absence of this undertaking and assuming the Fund had invested directly in securities during that year, the total operating expenses of the Fund would have been equal on an annual basis to 2.41%. The example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. Moreover, while the example

4

assumes a 5% annual return, actual performance will vary and may result in a return greater or less than 5%.

The Fund is distributed by Edgewood Services, Inc. (`Edgewood'') (the `Distributor'') to investors including customers of Bankers Trust or to customers of another bank, dealer or other financial intermediary that has a shareholder servicing agreement with Bankers Trust (along with Bankers Trust, a `Service Agent''). Some Service Agents may impose certain conditions on their customers in addition to or different from those imposed by the Fund and may charge their customers a direct fee for their services. Each Service Agent has agreed to transmit to shareholders who are its customers appropriate disclosures of any fees that it may charge them directly.

Currently, the Fund has issued two classes of Shares. The Fund offers by separate prospectus another class of Shares. Because the expenses vary between classes, performance will vary with respect to each class. Additional information concerning the Fund's other class of Shares is available from Bankers Trust, as administrator at (800) 730-1313.

INVESTMENT OBJECTIVE AND POLICIES
The Fund's investment objective is capital growth over the long-term through investment primarily in companies with a strong profit growth orientation; the production of any current income is secondary to this objective. There can be no assurances that the investment objective of the Fund will be achieved. The investment objective of the Fund is not a fundamental policy and may be changed upon notice to but without the approval of the Fund's shareholders.

The Fund invests primarily in common stocks of U.S. companies expected to produce strong and sustainable profit growth, and to a lesser extent, growth-oriented international corporations. Overall, the Adviser employs a flexible investment program in pursuit of the Fund's investment objective. The Fund is not restricted to investments in specific market sectors. The Fund may invest in any market sector and in companies of any size and may take advantage of any investment opportunity with attractive long-term prospects. The Adviser takes advantage of its market access and the research available to it to select investments in promising growth companies that are involved in new technologies, new products, foreign markets and special developments, such as research discoveries, acquisitions, recapitalizations, liquidations or management changes, and companies whose stock may be undervalued by the market. These situations are only illustrative of the types of investment the Fund may make. The Fund is free to invest in any common stock which in the Adviser's judgment provides above average potential for long-term growth of capital and income.

The Fund will generally invest a majority of its assets in securities of medium-sized companies, which the Fund believes includes the highest concentration of companies that meet the profit growth-oriented objectives of the Fund. This portion of the Fund's portfolio will contain equity securities of companies which fall within the dollar market capitalization range of the companies in the S&P Mid-Cap 400 Index. The Fund as a whole will seek to maintain a dollar-weighted average company market capitalization approximately in the middle of the market capitalization of the largest and the smallest companies contained in the S&P Mid-Cap 400 Index. The Fund may also invest in securities of companies having various levels of market capitalization, both larger and smaller than the companies contained in the S&P Mid-Cap 400 Index. Investments will be in companies in various industries. Industry and company fundamentals along with key investment themes and various quantitative screens will be used in the investment process.

Criteria for selection of individual securities include the issuer's competitive environment and position, prospects for growth, managerial strength, earnings momentum and quality, underlying asset value, relative market value, and overall marketability. The Fund will follow a disciplined selling process to lessen market risks.

The Fund may invest up to 25% of its assets in securities of foreign issuers. For further information on foreign investments and related hedging techniques, see `Risk Factors: Matching the Fund to Your Investment Needs,''``Additional Investment Techniques and Risks'' herein and the SAI.

Equity Investments. The Fund invests primarily in common stock and other securities with equity characteristics, such as trust or limited partnership interests, rights and warrants. These investments may or may not pay div-

5
idends and may or may not carry voting rights. The Fund may also invest in convertible securities when, due to market conditions, it is more advantageous to obtain a position in an attractive company by purchase of its convertible securities than by purchase of its common stock. The convertible securities in which the Fund invests may include any debt securities or preferred stock which may be converted into common stock or which carries the right to purchase common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time and to receive interest or dividends until the holder elects to exercise the conversion privilege. Since the Fund invests in both common stock and convertible securities, the risks of the general equity markets may be tempered to a degree by the Fund's investments in convertible securities which are often not as volatile as equity securities.

Short-Term Instruments. The Fund intends to stay invested in the securities described above to the extent practical in light of its objective and long-term investment perspective. However, the Fund's assets may be invested in short-term instruments with remaining maturities of 397 days or less to meet anticipated redemptions and expenses or for day-to-day operating purposes and, without limit, when, in Bankers Trust's opinion, it is advisable to adopt a temporary defensive position because of unusual and adverse conditions affecting the equity markets. In addition, when the Fund experiences large cash inflows through the sale of securities and desirable equity securities that are consistent with the Fund's investment objective are unavailable in sufficient quantities or at attractive prices, the Fund may hold short-term investments for a limited time pending availability of such equity securities. Short-term instruments consist of foreign and domestic: (i) short-term obligations of sovereign governments, their agencies, instrumentalities, authorities or political subdivisions; (ii) other short-term debt securities rated Aa or higher by Moody's Investors Service, Inc. (`Moody's'') or AA or higher by Standard & Poor's Ratings Group (`S&P'') or, if unrated, of comparable quality in the opinion of Bankers Trust; (iii) commercial paper; (iv) bank obligations, including negotiable certificates of deposit, time deposits and bankers' acceptances; and (v) repurchase agreements. At the time the Fund invests in commercial paper, bank obligations or repurchase agreements, the issuer or the issuer's parent must have outstanding debt rated Aa or higher by Moody's or AA or higher by S&P or outstanding commercial paper or bank obligations rated Prime-1 by Moody's or A-1 by S&P; or, if no such ratings are available, the instrument must be of comparable quality in the opinion of Bankers Trust. These instruments may be denominated in U.S. dollars or in foreign currencies.

Other Investments, Investment Risks and Techniques

The Fund may also utilize the following investments and investment techniques and practices: Rule 144A securities, when-issued and delayed delivery securities, securities lending, repurchase agreements, foreign investments, options on stocks, options on stock indices, futures contracts on stock indices, options on futures contracts, foreign currency exchange transaction and options on foreign currencies. See `Additional Investment Techniques and Risks''herein for further information.

Additional Investment Limitations

As a `diversified'' fund, with respect to 75% of the Fund's total assets, no more than 5% of the total assets of the Fund may be invested in the securities of any one issuer (excluding cash and cash-equivalents, U.S. government securities and the securities of other investment companies) and the Fund will not own more than 10% of the voting securities of any issuer. The Fund will not invest more than 25% of its assets in the securities of issuers in any one industry. These are fundamental investment policies of the Fund which may not be changed without shareholder approval. No more than 15% of the Fund's net assets may be invested in illiquid or not readily marketable securities (including repurchase agreements and time deposits with remaining maturities of more than seven calendar days). Additional investment policies of the Fund are contained in the SAI.

The Fund's investment objective is not a fundamental policy and may be changed upon 30 days prior written notice to but without the approval of the Fund's shareholders. If there is a change in the Fund's investment objective, the Fund's shareholders should consider whether the Fund remains an appropriate investment in light of their then-current needs.

See `Investment Objective, Policies and Restrictions'' in the SAI for a description of the additional fundamental policies of the Fund that cannot be changed without approval by a `vote of a majority of the outstanding voting securities''(as defined in the 1940 Act) of the Fund.

6

RISK FACTORS: MATCHING THE FUND TO YOUR INVESTMENT NEEDS
By itself, the Fund does not constitute a balanced investment plan; the Fund seeks capital growth over the long-term, with the production of any current income being secondary to this primary investment objective, through investment primarily in the equity securities of companies expected to produce strong and sustainable profit growth and, to a limited extent, similarly oriented international corporations.

In view of the long-term capital growth objective of the Fund and the Fund's ability to invest in smaller- and medium-sized companies, the size range in which many of the best profit growth-oriented companies are found, the risks of investment in the Fund may be greater than the risks presented by the general equity markets, and, since the Fund may also invest in preferred stock and convertible bonds, changes in domestic and foreign interest rates may also affect the value of the Fund's investments, and rising interest rates can be expected to reduce the Shares' value. A description of a number of investments and investment techniques available to the Fund, including foreign investments and the use of options and futures, and certain risks associated with these investments and techniques is included under `Additional Investment Techniques and Risks.'' The Shares' yield and total return fluctuate, and your investment may be worth more or less than your original cost when you redeem your Shares.

Risks of Investing in Foreign Securities

In seeking its investment objectives, the Fund may invest in securities of foreign issuers. Foreign securities may involve a higher degree of risk and may be less liquid or more volatile than domestic investments. Foreign securities usually are denominated in foreign currencies, which means their value will be affected by changes in the strength of foreign currencies relative to the U.S. dollar as well as the other factors that affect security prices. Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there often is less publicly available information about their operations. Generally, there is less governmental regulation of foreign securities markets, and security trading practices abroad may offer less protection to investors such as the Fund. The value of such investments may be adversely affected by changes in political or social conditions, diplomatic relations, confiscatory taxation, expropriation, nationalization, limitation on the removal of funds or assets, or imposition of (or change in) exchange control or tax regulations in those foreign countries. Additional risks of foreign securities include settlement delays and costs, difficulties in obtaining and enforcing judgments, and taxation of dividends at the source of payment. The Fund will not invest more than 5% of the value of its total assets in the securities of issuers based in developing countries, including Eastern Europe.

Portfolio Turnover
The Fund intends to manage its holdings actively to pursue its investment objective. Since the Fund has a long-term investment perspective, it does not intend to respond to short-term market fluctuations or to acquire securities for the purpose of short-term trading; however, it may take advantage of short-term trading opportunities that are consistent with its investment objective. The annual portfolio turnover rate of the Fund may exceed 100%. Higher portfolio turnover rates result in higher brokerage costs and possible adverse tax consequences. For the fiscal year ended September 30, 1996, and for the period from January 1, 1995 to September 30, 1995, the Portfolio's annualized portfolio turnover rates were 271% and 125%, respectively.

Additional Investment Techniques and Risks

Rule 144A Securities. The Fund may purchase securities in the United States that are not registered for sale under Federal securities laws but which can be resold to institutions under the Securities and Exchange Commission's (`SEC'') Rule 144A. Provided that a dealer or institutional trading market in such securities exists, these restricted securities are treated as exempt from the Fund's 15% limit on illiquid securities. Under the supervision of the Board of Trustees of the Trust, Bankers Trust determines the liquidity of restricted securities and, through reports from Bankers Trust, the Board will monitor trading activity in restricted securities. Because Rule 144A is relatively new, it is not possible to predict how these markets will develop. If institutional trading in restricted securities were to decline, the liquidity of the Fund could be adversely affected.

When-Issued and Delayed Delivery Securities. The Fund may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securi-

7

ties may take place as long as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuation during this period and no income accrues to the Fund until settlement takes place. The Fund maintains with the custodian a segregated account containing high grade liquid securities in an amount at least equal to these commitments. When entering into a when-issued or delayed delivery transaction, the Fund will rely on the other party to consummate the transaction; if the other party fails to do so, the Fund may be disadvantaged.

Securities Lending. The Fund is permitted to lend up to 30% of the total value of its securities. These loans must be secured continuously by cash or equivalent collateral or by a letter of credit at least equal to the market value of the securities loaned plus accrued income. By lending its securities, the Fund can increase its income by continuing to receive income on the loaned securities as well as by the opportunity to receive interest on the collateral. During the term of the loan, the Portfolio continues to bear the risk of fluctuations in the price of the loaned securities. In lending securities to brokers, dealers and other organizations, the Fund is subject to risk which, like those associated with other extensions of credit, include delays in recovery and possible loss of rights in the collateral should the borrower fail financially.

Repurchase Agreements. In a repurchase agreement the Fund buys a security and simultaneously agrees to sell it back at a higher price at a future date. In the event of the bankruptcy of the other party to either a repurchase agreement or a securities loan, the Fund could experience delays in recovering either its cash or the securities it lent. To the extent that, in the meantime, the value of the securities repurchased had decreased or the value of the securities lent had increased, the Fund could experience a loss. In all cases, Bankers Trust must find the creditworthiness of the other party to the transaction satisfactory. A repurchase agreement is considered a collateralized loan under the 1940 Act.

ADRs, GDRs, EDRs. The Fund may invest in securities of foreign issuers directly or in the form of American Depositary Receipts (`ADRs''), Global Depositary Receipts (`GDRs''), European Depositary Receipts (``EDRs'') or other similar securities representing securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities they represent. Designed for use in U.S., international and European securities markets, respectively, ADRs, GDRs and EDRs are alternatives to the purchase of the underlying securities in their national markets and currencies. ADRs, GDRs and EDRs are subject to the same risks as the foreign securities to which they relate.

Investment in other Investment Companies. With respect to certain countries in which capital markets are either less developed or not easily accessed, investments by the Fund may be made through investment in other investment companies that in turn are authorized to invest in the securities of such countries. Investment in other investment companies which is limited in amount by the 1940 Act, will involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies and may result in a duplication of fees and expenses. See the Statement of Additional Information for more information with respect to the Fund's investing in other investment companies.

Derivatives

The Fund may invest in various instruments that are commonly known as derivatives. Generally, a derivative is a financial arrangement, the value of which is based on, or `derived'' from, a traditional security, asset or market index. There are, in fact, many different types of derivatives and many different ways to use them. There are a range of risks associated with those uses. Futures and options may be used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices or currency exchange rates and for cash management purposes as a low cost method of gaining exposure to a particular securities market without investing directly in those securities. The Fund may invest in derivatives for hedging and cash management purposes, but also as a substitute for investment directly in the corresponding securities if the Adviser believes they offer the most economic means of improving the risk/reward profile of the Fund. Some derivatives are used for leverage, which tends to magnify the effects of an instrument's price changes as market conditions change. Leverage involves the use of a small amount of money to control a large amount of financial assets and can, in some circumstances, lead to significant losses. The Fund will `cover'' its positions in derivatives, pursuant to interpretive positions of the Securities and Exchange Commission, which serves to reduce the resulting leverage. Derivatives will not be used to increase the Fund's overall portfolio risk above the level that could be achieved, within the Fund's investment policies, using only traditional investment securities or

8

to acquire exposure to changes in the value of assets or indices that by themselves would not be purchased for the Fund. The use of derivatives for non-hedging purposes may be considered speculative. A description of the derivatives that the Fund may use and some of their associated risks is found below.

Options on Stocks. The Fund may write and purchase put and call options on stocks. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying stock at the exercise price at any time during the option period. Similarly, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying stock at the exercise price at any time during the option period. A covered call option, which is a call option with respect to which the Fund owns the underlying stock, sold by the Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying stock or to possible continued holding of a stock which might otherwise have been sold to protect against depreciation in the market price of the stock. A covered put option sold by the Fund exposes the Fund during the term of the option to a decline in price of the underlying stock. A put option sold by the Fund is covered when, among other things, cash or liquid securities are placed in a segregated account to fulfill the obligations undertaken.

To close out a position when writing covered options, the Fund may make a `closing purchase transaction,'' which involves purchasing an option on the same stock with the same exercise price and expiration date as the option which it has previously written on the stock. The Fund will realize a profit or loss for a closing purchase transaction if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, the Fund may make a `closing sale transaction,'' which involves liquidating the Fund's position by selling the option previously purchased.

The Fund intends to treat over-the-counter options (`OTC Options'') purchased and the assets used to `cover'' OTC Options written as not readily marketable and therefore subject to the limitations described in `Investment Restrictions'' in the Statement of Additional Information.

Options on Stock Indices. The Fund may purchase and write put and call options on stock indices listed on stock exchanges. A stock index fluctuates with changes in the market values of the stocks included in the index.

Options on stock indices are generally similar to options on stock except that the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive a cash `exercise settlement amount''equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed `index multiplier.'' Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

The amount of cash received will be equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or the option may expire unexercised.

Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by the Fund of options on stock indices will be subject to Bankers Trust's ability to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

Futures Contracts on Stock Indices. The Fund may enter into contracts providing for the making and acceptance of a cash settlement based upon changes in the value of an index of securities (`Futures Contracts''). This investment technique is designed only to hedge against anticipated future change in general market prices which otherwise might either adversely affect the value of securities held by the Fund or adversely affect the prices of

9

securities which are intended to be purchased at a later date for the Fund. A Futures Contract may also be entered into to close out or offset an existing futures position. In general, each transaction in Futures Contracts involves the establishment of a position which will move in a direction opposite to that of the investment being hedged. If these hedging transactions are successful, the futures positions taken for the Fund will rise in value by an amount which approximately offsets the decline in value of the portion of the Fund's investments that are being hedged. Should general market prices move in an unexpected manner, the full anticipated benefits of Futures Contracts may not be achieved or a loss may be realized.

Although Futures Contracts would be entered into for hedging purposes only, such transactions do involve certain risks. These risks could include a lack of correlation between the Futures Contract and the equity market being hedged, a potential lack of liquidity in the secondary market and incorrect assessments of market trends which may result in poorer overall performance than if a Futures Contract had not been entered into.

Brokerage costs will be incurred and `margin'' will be required to be posted and maintained as a good-faith deposit against performance of obligations under Futures Contracts written for the Fund. The Fund may not purchase or sell a Futures Contract if immediately thereafter its margin deposits on its outstanding Futures Contracts would exceed 5% of the market value of the Fund's total assets.
Options on Futures Contracts. The Fund may invest in options on such Futures Contracts for similar purposes.

Foreign Currency Exchange Transactions. Because the Fund may buy and sell securities denominated in currencies other than the U.S. dollar and receives interest, dividends and sale proceeds in currencies other than the U.S. dollar, the Fund from time to time may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. The Fund either enters into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or uses forward contracts to purchase or sell foreign currencies.

A forward foreign currency exchange contract is an obligation by the Fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward foreign currency exchange contract generally has no deposit requirement and is traded at a net price without commission. The Fund maintains with its custodian a segregated account of high grade liquid assets in an amount at least equal to its obligations under each forward foreign currency exchange contract. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of the Fund's securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

The Fund may enter into foreign currency hedging transactions in an attempt to protect against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated investment position. Since consideration of the prospect for currency parities will be incorporated into Bankers Trust's long-term investment decisions, the Fund will not routinely enter into foreign currency hedging transactions with respect to security transactions; however, Bankers Trust believes that it is important to have the flexibility to enter into foreign currency hedging transactions when it determines that the transactions would be in the Fund's best interest. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of such securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.

Options on Foreign Currencies. The Fund may write covered put and call options and purchase put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of portfolio secu-

10

rities and against increases in the dollar cost of securities to be acquired. The Fund may use options on foreign currency to cross-hedge, which involves writing or purchasing options on one currency to hedge against changes in exchange rates for a different, but related currency. As with other types of options, however, the writing of an option on a foreign currency will constitute only a partial hedge up to the amount of the premium received, and the Fund could be required to purchase or sell a foreign currency at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may be used to hedge against fluctuations in exchange rates although, in the event of exchange rate movements adverse to the Fund's position, it may forfeit the entire amount of the premium plus related transaction costs. In addition, the Fund may purchase call options on a foreign currency when the Adviser anticipates that the currency will appreciate in value.

There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time. If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying currency or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if the Fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying currency. The Fund pays brokerage commissions or spreads in connection with its options transactions.

As in the case of forward contracts, certain options on foreign currencies are traded over-the-counter and involve liquidity and credit risks which may not be present in the case of exchange-traded currency options. The Fund's ability to terminate over-the-counter options (`OTC Options'') will be more limited than with exchange-traded options. It is also possible that broker-dealers participating in OTC Options transactions will not fulfill their obligations. Until such time as the staff of the SEC changes its position, the Fund will treat purchased OTC Options and assets used to cover written OTC Options as illiquid securities. With respect to options written with primary dealers in U.S. Government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to the repurchase formula.
All options that the Fund writes will be covered under applicable requirements of the SEC. The Fund will write and purchase options only to the extent permitted by the policies of state securities authorities in states where Shares are qualified for offer and sale.

There can be no assurance that the use of these portfolio strategies will be successful.

Asset Coverage. To assure that the Fund's use of futures and related options, as well as when-issued and delayed-delivery securities and foreign currency exchange transactions, are not used to achieve investment leverage, the Fund will cover such transactions, as required under applicable interpretations of the SEC, either by owning the underlying securities or segregating with the Fund's Custodian liquid securities in an amount at all times equal to or exceeding the Fund's commitment with respect to these instruments or contracts.

   NET ASSET VALUE
The net asset value (`NAV'') per share of the Shares is calculated on each day on which the New York Stock Exchange, Inc. (the `NYSE'') is open (each such day being a `Valuation Day''). The NYSE is currently open on each day, Monday through Friday, except: (a) January 1st, Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in
May), July 4th, Labor Day (the first Monday in September), Thanksgiving Day (the last Thursday in November) and December 25th; and (b) the preceding Friday or the subsequent Monday when one of the calendar-determined holidays falls on a Saturday or Sunday, respectively.

The NAV per Share is calculated once on each Valuation Day as of the close of regular trading on the NYSE (the `Valuation Time''), which is currently 4:00 p.m., Eastern time or in the event that the NYSE closes early, at the time of such early closing. The NAV per Share is computed by dividing the value of the Fund's total assets, less all liabilities allocable to the Shares, by the total

11

number of Shares outstanding. The Fund's securities and other assets are valued primarily on the basis of market quotations or, if quotations are not readily available, by a method which the Trust's Board of Trustees believes accurately reflects fair value.

The NAV per Share is computed by dividing the value of the Fund's total assets, less all liabilities allocable to the Shares, by the total number of Shares outstanding. The Fund's securities and other assets are valued primarily on the basis of market quotations or, if quotations are not readily available, by a method which the Trust's Board of Trustees believes accurately reflects fair value.

The offering price (price to buy one Share) is the Fund's NAV, plus a sales charge. The Fund has a maximum sales charge of 4.75% of the offering price.

Sales Charges and Investment Professional Concessions
                                                            Investment
                                          Sales Charge      Professional
                                          as a % of         Concession as
                              Offering    Net Amount        % of Offering
Amount Invested               Price       Invested          Price
Less than
$50,000                       4.75%       4.99%             4.00%
$50,000 to less
than $100,000                 4.50        4.71              4.00
$100,000 to
less than
$250,000                      3.50        3.63              3.00
$250,000 to
less than
$500,000                      2.50        2.56              2.00
$500,000 to
less than $1
million                       2.00        2.04              1.75
$1 million or
more                          None        None              See Below (a)

(a) Investment Professionals will be compensated with a fee (based on average assets) of 1.00% for purchase amounts of $1 million to $3 million of assets, 0.50% on the next $3 million to $20 million of assets and 0.15% for assets over $20 million. Assets must remain in the Fund for a period of 18 uninterrupted months. or the Investment Professional will be required to refund this fee to the Distributor. If the assets are exchanged into a BT Fund which does not have a sales charge within the 18 month period, the Investment Professional will be required to refund this fee.

Reinstatement Privilege If an investor sold all or part of their Shares of a Fund, they may reinvest an amount equal to all or a portion of the redemption proceeds in the Fund or another BT Fund, without paying any sales charge at the NAV next determined after receipt of the investment order, provided that such reinvestment is made within 30 days of redemption. An investor must reinstate their shares into an account with the same registration. This privilege may be exercised only once by a shareholder with respect to a Fund and certain restrictions may apply.

Under procedures adopted by the Board, a NAV for a Fund later determined to have been inaccurate for any reason will be recalculated. Purchases and redemptions made at a NAV determined to have been inaccurate will be adjusted, although in certain circumstances, such as where the difference between the original NAV and the recalculated NAV divided by the recalculated NAV is 0.005 (1/2 of 1%) or less or shareholder transactions are otherwise insubstantially affected, further action is not required.

12

PURCHASE AND REDEMPTION OF SHARES
How To Buy Shares
Once each business day, two share prices are calculated for shares of the
Fund: the offering price and the NAV. The offering price includes a front-end sales charge, which you pay when you buy shares of the Fund, unless you qualify for a reduction or waiver as described herein. When you buy shares at the offering price, the Transfer Agent deducts the applicable sales charge and invests the rest at NAV.

Shares are purchased at the next offering price or NAV, as applicable, calculated after your investment is received and accepted. The offering price and NAV are normally calculated at 4:00 p.m. Eastern time.

If you are placing your order through an Investment Professional, it is the responsibility of your Investment Professional to transmit your order to buy Shares to the Transfer Agent before 4:00 p.m. Eastern time.

The Transfer Agent must receive payment within three business days after an order for Shares is placed: otherwise, your purchase order may be canceled and you could be held liable for resulting fees and/or losses.

Share certificates are not available for Shares of the Funds.

If you are new to BT Pyramid Mutual Funds, complete and sign an account application and mail it along with your check. If there is no account application accompanying this Prospectus, call your Investment
Professional.

If you already have money invested in a fund in the BT Family of Funds, you can:

o    Mail an account application with a check,
o    Wire money into your account,
o Open an account by exchanging from another fund in the BT Family of Funds, or
o    Contact your Service Agent or Investment Professional.

If you are investing through a tax-sheltered retirement plan, such as an IRA, for the first time, you will need a special application. Contact your Investment Professional for more information and a retirement account application.

Minimum Investments

To Open an Account                 $2,500
For retirement accounts            500
Through automatic investment plans 1,000

To Add to an Account               $250
For retirement accounts            100
Through automatic investment plan  100

Minimum Balance                    $1,000
For retirement accounts            None

For further information on an account, please consult your Investment Professional or refer to the account application.

13


                 To Open an Account                              To Add to an Account

Phone your
Investment Professional
                 Contact your Investment Professional.           Call your Investment Profession
                 If you are an existing Shareholder, you         1-800-730-1313. You may exchange from
                 may exchange from another BT account            another BT Pyramid Mutual Funds account
                 with the same registration, including           (or a fund in the BT Family of Funds) with
                 name, address, and taxpayer ID number.          the same registration, including name, address
                                                                 and taxpayer ID number.


Mail             Complete and sign the account appli-            Make your check payable to the complete
                 cation.  Make your check payable to             name of the Fund of your choice. Indicate
                 the complete name of the Fund of                your Fund account number on your check
                 your choice.  Mail to the appropriate           and mail to the address printed on your
                 address indicated on the application.           account statement.

                                                                 Exchange by mail: Call your Investment
                                                                 Professional for instructions.

In Person        Take your account application and               Take your check to your Investment
                 check to your Investment Professional.          Professional.

Wire             Not available.                                  Call your Investment Professional or wire to:

                                             Routing No.:  021001033
                                             Attn:  Bankers Trust/IFTC Deposit
                                             DDA No.:  00-226-296
                                             FBO: (Account name)
                                                  (Account number)
                                             Credit:  Fund Number
                                             BT Investment Equity Appreciation Fund - 477

                                             Specify the complete name of the Fund of
                                             your choice, and include your account number
                                             and your name.

Automatically    Not available.              Use the Systematic Investment Program.
                                             Sign up for this service when opening your
                                             account on your application, or call your
                                             Investment Professional to begin the program.
                                             The initial minimum investment in this
                                             program is $1,000.


14

How to Sell Shares

You can arrange to take money out of your Fund account at any time by selling (redeeming) some or all of your shares. Your shares shall be sold at the next NAV calculated after an order is received by the Transfer Agent. NAV is normally calculated at 4:00 p.m. Eastern time.

To sell Shares in a retirement account, your request must be made in writing, except for exchanges to other eligible funds in the BT Family of Funds, which can be requested by phone or in writing. For information on retirement distributions, contact your Service Agent or call the BT Service Center at 1-800-730-1313.

If you are selling some but not all of your non-retirement account shares, leave at least $1,000 worth of shares in the account to keep it open.

To sell shares by bank wire you will need to sign up for these services in advance when completing your account application.

Certain requests must include a signature guarantee to protect you and Bankers Trust from fraud. Redemption requests in writing must include a signature guarantee if any of the following situations apply:

o    You wish to redeem more than $100,000 worth of Shares
o    Your account registration has changed within the last 30 days,
o The check is being mailed to a different address than the one on your account (record address),
o The check is being made payable to someone other than the account owner,
o The redemption proceeds are being transferred to a BT account with a different registration, or
o You wish to have redemption proceeds wired to a non-predesignated bank account.

You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

Selling Shares in Writing
Write a `letter of instruction'' with:

o    Your name.
o    The Fund's name and Fund's number.
o    Our Fund account number.
o    The dollar amount or number of Shares to be redeemed and
o    Any other applicable requirements listed in the following table.

Deliver your letter to your Investment Professional, or mail it to the following address:

     BT Service Center
     P.O. Box 419210
     Kansas City, MO  64141-6210

Overnight mailings:

     BT Service Center
     210 West 10th Street, 8th Floor
     Kansas City, MO  64105-1716
Unless otherwise instructed, the Transfer Agent will send a check to the record address;

15

Additional Information About Selling Shares

                     Account Type                       Special Requirements

Phone your
Investment
Professional         All account types except retirementMaximum check request: $100,000
                     All account types                  You may exchange to another BT Pyramid
                                                        Mutual Fund (or a fund in the BT Family of
                                                        Funds) if both accounts are registered with
                                                        the same name(s), address and taxpayer ID
                                                        number.

Mail or in
Person               Individual, Joint Tenant, Sale     The letter of instruction (with signature
                     Proprietorship, UGMA, UTMA         guaranteed, if required) must be signed by
                                                        all persons required to sign for transactions,
                                                        exactly as their names appear on the account
                                                        and sent to your Investment Professional or
                                                        the Transfer Agent.

                     Retirement account                 The account owner should complete a
                                                        retirement distribution form. Contact your
                                                        Investment Professional or call
                                                        1-800-677-7596.

                     Trust                              The trustee must sign the letter indicating
                                                        capacity as trustee. If the trustee's name is
                                                        not on the account registration, provide a
                                                        copy of the trust document certified within
                                                        the last 60 days.
                     Business or Organization           At least one person authorized by corporate
                                                        resolution to set on the account must sign
                                                        the letter.

                     Executor, Administrator,           For instructions, contact your Investment
                     Conservator Guardian               Professional or call 1-800-730-1313.

                                                        Exchange by mail: Call your Investment
                                                        Professional for instructions.

Wire                 All account types except retirementYou must sign for the wire feature before using it. To verify that it is in place, contact
                                                        your Investment Professional or call
                                                        1-800-730-1313. Minimum wire: $1,000.
                                                        Your wire redemption request must be
                                                        received by the Transfer Agent before
                                                        4:00 p.m. Eastern time for money to be
                                                        wired on the next business day.

16

Investor Services

BT Pyramid Mutual Funds provide a variety of services to help you manage your account.

Information Services
Statements and reports that your Investment Professional or the Transfer Agent may send to you include the following:

o Confirmation statements (after every transaction that affects your account balance, including distributions or your account registration)
o    Account statements (monthly)
o    Financial reports (every six months)

To reduce expenses, only one copy of most financial reports will be mailed, even if you have more than one account in the Fund. Call your Investment Professional if you need additional copies of financial reports.

Transaction Services
Exchange Privilege. You may sell your Shares and buy Shares of other funds in the BT Family of Funds by telephone or writing. The shares you exchange will carry credit for any front-end sales charge you previously paid in connection with their purchase. If you are exchanging from the BT Investment Equity Appreciation Fund to another Fund, no incremental sales charge will be assessed.

Note that exchanges out of a Fund may be limited to four per calendar year and that they may have tax consequences for you. For detail on policies and restrictions governing exchanges, including circumstances under which a shareholder's exchange privilege may be suspended or revoked, see
`Exchange Limitations'' herein.

Regular Investment Plans
Systematic Investment Program
To move money from your bank account to BT Pyramid Mutual Funds

Minimum   Minimum    Frequency           Setting up or changing
Initial   Subsequent

$1,000    $100       Monthly, bimonthly, For a new account, complete the appropriate section quarterly or semi-  on the application.
                     annually
                                         For existing accounts, call your Investment
                                         Professional for an application. To change the
                                         amount or frequency of your investment, contact
                                         your Investment Professional directly or call
                                         1-800-730-1313.    Call at least 10 business days prior
                                         to your next scheduled investment date.

Systematic Withdrawal Program lets you set up periodic redemptions from your account.

Minimum   Frequency                             Setting up or changing

$100      Monthly, quarterly, semi-annually or  To establish, call your Investment Professional or call
          annually                              1-800-730-1313 after your account is open.  The accounts
                                                from which the withdrawals will be processed must have a
                                                minimum balance of $10,000.

17

One easy way to pursue your financial goals is to invest money regularly. BT Pyramid Mutual Funds offer convenient services that let you transfer money into your fund account, or between fund accounts automatically. While regular investment plans do not guarantee a profit and will not protect you against loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. Certain restrictions apply for retirement accounts. Call your Investment Professional for more information.

Systematic Exchange Program
To move money from one fund in the BT Family of Funds to another


Minimum    Frequency                              Setting up or changing

$100       Monthly, quarterly, semi-annually or   To establish, call your Investment Professional after
           annually                               both accounts are open.  To change the amount or
                                                  frequency of your investment, contact your Investment
                                                  Professional directly or call 1-800-730-1313. Call at
                                                  least two business days prior to your next scheduled
                                                  exchange date.

                                                  The account for which the exchanges are to be
                                                  processed must have a minimum balance of $10,000.
                                                  The account into which the exchange is being
                                                  processed must have a minimum balance of $10,000.

Sales Charge Reductions and Waivers

The front-end sales charge will be reduced for purchases of shares according to the Sales Charge Schedule shown herein if your purchase qualifies for one of the following reduction plans.

The following programs are available for front-end sales charge reduction.

Quantity Discounts apply to purchases of Shares of a single Fund or to combined purchases of Shares of other BT Funds' prospectus. (Minimum investment is $50,000).

To qualify for a Quantity Discount, investing in a Fund's Shares for several accounts at the same time will be considered a single transaction (Combined Purchase) as long as Shares are purchased through one Investment Professional and the total is at least $50,000.

Rights of Accumulation let you determine your front-end sales charge on a Fund's Shares by adding to your new purchase the value of all of BT Fund Shares with a front-end sales charge held by you, your spouse, and your children under age 21.
A Letter of Intent lets you receive the same reduced front-end sales charge on purchases of Shares made during a 13-month period as if the total amount invested during the period in a Fund had been invested in a single lump sum (see `Quantity Discounts''). You must file your non-binding Letter within 90 days of the start of your purchases. Your initial investment must be at least 5% of the amount you plan to invest. Out of the initial investment, 5% of the dollar amount specified in the Letter will be registered in your name and held in escrow. You will earn income dividends and capital gain distributions on escrowed Shares. Neither income dividends nor capital gain distributions reinvested in additional Shares will apply toward completion of the Letter. The escrow will be released when your purchase of the total amount has been completed. You are not obligated to complete the Letter, and in such a case, sufficient escrowed Shares will be redeemed to pay any applicable front-end sales charges.

18

A front-end sales charge will not apply to the following Shares:

1.   Purchased by an existing Bankers Trust investment management client;

2. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of Investment Professionals having agreements with Edgewood or Bankers Trust;

3. Purchased by a current or former trustee or officer of a BT Fund or a current or retired officer, director or regular employee of Bankers Trust or its direct or indirect subsidiaries (a Bankers Trust trustee or employee), the spouse of a Bankers Trust trustee or employee, a Bankers Trust trustee or employee acting as custodian for a minor child, or a person acting as trustee of a trust for the sole benefit of the minor child of a Bankers Trust trustee or employee;
4. Purchased by a charitable organization (as defined in Section 501(c)(3) of the Internal Revenue Code) investing $100,000 or more;

5. Purchased for a charitable remainder trust or life income pool established for the benefit of a charitable organization (as defined in Section 501 (c)(3) of the Internal Revenue Code);

6. Purchased by a trust institution or bank trust department investing on its own behalf or on behalf of its clients;

7. Purchased in an account for which an Investment Professional, bank, broker-dealer or financial advisor charges an asset management fee, provided the Investment Professional's bank, broker-dealer or financial advisor has an agreement with Edgewood or Bankers Trust;

8. Purchased as part of an employee benefit plan having more than 200 eligible employees or a minimum of $1 million of plan assets;

9. Purchased for any state, county, or city, or any governmental instrumentality, department, authority or agency;

10. Purchased with redemption proceeds from other mutual fund complexes on which you have previously paid a front-end sales charge; or

11. Purchased as an exchange from any Fund in this Prospectus or in any other BT Funds' prospectus.

19

DIVIDENDS, DISTRIBUTIONS AND TAXES
Distributions. The Fund distributes substantially all of its net investment income and capital gains to shareholders each year. Income dividends are distributed on the first business day in April, July and October. In December, another income dividend will be distributed plus any net capital gains. Unless a shareholder instructs the Trust to pay such dividends and distributions in cash, they will be automatically reinvested in additional Shares.

Federal Taxes. The Fund intends to qualify as a regulated investment company, as defined in the Internal Revenue Code of 1986, as amended (the `Code''). Provided the Fund meets the requirements imposed by the Code and distributes all of its income and gains, the Fund will not pay any Federal income or excise taxes.

Distributions from the Fund's income and short-term capital gains are taxed as dividends, and long-term capital gain distributions are taxed as long-term capital gains. The Fund's distributions are taxable when they are paid, whether you take them in cash or reinvest them in additional shares. Distributions declared in December and paid in January are taxable as if paid on December 31. The Fund will send each shareholder a tax statement by January 31 showing the tax status of the distributions received in the past year.

Capital Gains. You may realize a capital gain or loss when you redeem
(sell) or exchange Shares. Because the tax treatment also depends on your purchase price and your personal tax position, you should keep your regular account statements to use in determining your tax.

`Buying a Dividend.'' On the ex-date for a distribution from income and/or capital gains, the Fund's share value is reduced by the amount of the distribution. If you buy Shares just before the ex-date (`buying a dividend'), you will pay the full price for the Shares and then receive a portion of the price back as a taxable distribution.

Other Tax Information. In addition to Federal taxes, you may be subject to state or local taxes on your investment, depending on the laws in your area. Income received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. You should consult with your own tax adviser concerning the application of federal, state and local taxes to your distributions from the Fund.

The Shares' performance may be used from time to time in advertisements, shareholder reports or other communications to shareholders or prospective shareholders. Performance information may include the Shares' investment results and/or comparisons of its investment results to the Russell Mid-Cap Index, the Standard and Poor's 500 Composite Stock Price Index, the Standard and Poor's Mid-Cap 400 Index, the Lipper General Equity Averages, the Lipper Mid Cap Average, the Lipper Growth Fund Average or other various unmanaged indices or results of other mutual funds or investment or savings vehicles. The Shares' investment results as used in such communications will be calculated on a yield or total return basis in the manner set forth herein. From time to time, fund rankings may be quoted from various sources, such as Lipper Analytical Services, Inc., Value Line and Morningstar, Inc.

The Trust may provide period and average annualized `total return'' quotations for the Shares. The Shares' `total return'' refers to the change in the value of an investment in the Shares over a stated period based on any change in net asset value per Share and including the value of any Shares purchasable with any dividends or capital gains distributed during such period. Period total return may be annualized. An annualized total return is a compounded total return which assumes that the period total return is generated over a one-year period, and that all dividends and capital gain distributions are reinvested. An annualized total return will be higher than a period total return if the period is shorter than one year, because of the compounding effect.

The Trust may provide annualized `yield'' quotations for the Shares. The `yield'' of the Shares refers to the income generated by an investment in the Shares over a 30-day or one-month period (which period shall be stated in any such advertisement or communications). This income is then annualized; that is, the amount generated by the investment over the period is assumed to be generated over a one-year period and is shown as a percentage of investment.

Unlike some bank deposits or other investments which pay a fixed yield for a stated period of time, the total return of the Fund will vary depending upon interest

20

rates, the current market value of the securities held by the Fund and changes in the Shares' expenses. In addition, during certain periods for which total return or yield quotations may be provided, Bankers Trust, as Adviser, Service Agent or Administrator, may have voluntarily agreed to waive portions of their fees on a month-to-month basis. Such waivers will have the effect of increasing the Shares' net income (and therefore its total rate of return or yield) during the period such waivers are in effect.

Shareholders will receive financial reports semi-annually that include the Shares' financial statements, including listings of investment securities held by the Fund at those dates. Annual reports are audited by independent accountants.

MANAGEMENT OF THE TRUST
Board of Trustees

The affairs of the Trust are managed under the supervision of its Board of Trustees. By virtue of the responsibilities assumed by Bankers Trust, as the Administrator of the Trust, the Trust does not require employees other than its officers. None of the Trust's officers devote full time to the affairs of the Trust. For more information with respect to the Trustees of the Trust, see `Management of the Trust'' in the SAI.

Investment Adviser

The Trust has retained the services of Bankers Trust, as investment adviser. Mr. Anthony Takazawa, CFA, Vice President of Bankers Trust, has senior portfolio management responsibilities for the Fund. Mr. Takazawa joined Bankers Trust in 1996. He has eight years of investment and financial analysis experience. Previously, he worked at Phoenix Mutual Life Insurance Company as an investment analyst, portfolio manager and director of research.

Bankers Trust, a New York banking corporation with principal offices at 280 Park Avenue, New York, New York 10017, is a wholly owned subsidiary of Bankers Trust New York Corporation. Bankers Trust conducts a variety of general banking and trust activities and is a major wholesale supplier of financial services to the international and domestic institutional market. As of June 30, 1996, Bankers Trust New York Corporation was the seventh largest bank holding company in the United States with total assets of approximately $115 billion. Bankers Trust is a worldwide merchant bank dedicated to servicing the needs of corporations, governments, financial institutions and private clients through a global network of over 120 offices in more than 40 countries. Investment management is a core business of Bankers Trust, built on a tradition of excellence from its roots as a trust bank founded in 1903. The scope of Bankers Trust's investment management capability is unique due to its leadership positions in both active and passive quantitative management and its presence in major equity and fixed income markets around the world. Bankers Trust is one of the nation's largest and most experienced investment managers with approximately $215 billion in assets under management globally.
Bankers Trust has more than 50 years of experience managing retirement assets for the nation's largest corporations and institutions. In the past, these clients have been serviced through separate account and commingled fund structures. Now, the BT Family of Funds brings Bankers Trust's extensive investment management expertise-once available to only the largest institutions in the U.S.-to individual investors for the first time.

Bankers Trust's officers have had extensive experience in managing investment portfolios having objectives similar to those of the Fund.

Bankers Trust, subject to the supervision and direction of the Board of Trustees of the Trust, manages the Fund, in accordance with the Fund's investment objective and stated investment policies, makes investment decisions for the Fund, places orders to purchase and sell securities and other financial instruments on behalf of the Fund and employs professional investment managers and securities analysts who provide research services to the Fund. Bankers Trust may utilize the expertise of any of its worldwide subsidiaries and affiliates to assist it in its role as investment adviser. All orders for investment transactions on behalf of the Fund are placed by Bankers Trust with broker-dealers and other financial intermediaries that it selects, including those affiliated with Bankers Trust. A Bankers Trust affiliate will be used in connection with a purchase or sale of an investment for the Fund only if Bankers Trust believes that the affiliate's charge for the transaction does not exceed usual and cus-

21

tomary levels. The Fund will not invest in obligations for which Bankers Trust or any of its affiliates is the ultimate obligor or accepting bank. The Fund may, however, invest in the obligations of correspondents or customers of Bankers Trust.
Under its Investment Advisory Agreement with the Trust, Bankers Trust receives a fee from the Fund computed daily and paid monthly at the annual rate of 0.65% of the average daily net assets of the Fund.

Prior to September 27, 1996, Bankers Trust received an identical fee pursuant to its Investment Advisory Agreement with the Portfolio. For the Portfolio's fiscal year ended September 30, 1996, Bankers Trust, after a partial waiver, paid investment advisory fees by the Portfolio equal to 0.58% of the average daily net assets of the Portfolio.

Bankers Trust has been advised by its counsel that, in counsel's opinion, Bankers Trust currently may perform the services for the Trust described in this Prospectus and the SAI without violation of the Glass-Steagall Act or other applicable banking laws or regulations.

Administrator

Under its Administration and Services Agreement with the Trust, Bankers Trust calculates the NAV of the Fund and generally assists the Board of Trustees of the Trust in all aspects of the administration and operation of the Trust. The Administration and Services Agreement provides for the Trust to pay Bankers Trust a fee computed daily and paid monthly at the annual rate of 0.50% of the average daily net assets of the Fund. For the fiscal years of each the Fund and the Portfolio ended September 30, 1996, after partial waivers, Bankers Trust received administrative service fees of 0.25% of the average daily net assets of the Fund and 0.05% of the average daily net assets of the Portfolio, respectively.

Under the Administration and Services Agreement, Bankers Trust may delegate one or more of its responsibilities to others, including Edgewood and its affiliates, at Bankers Trust's expense. For more information, see the SAI.

Distributor

Edgewood Services, Inc. is the principal distributor for Shares of the Fund. In addition, Edgewood and its affiliates provide the Trust with office facilities and currently provide administration and distribution services for other registered investment companies. The principal business address of Edgewood and its affiliates is Clearing Operations, P.O. Box 897, Pittsburgh, Pennsylvania 15230-0897.

Pursuant to the terms of the Trust's Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (the `Plan''), Edgewood may seek reimbursement in an amount not exceeding 0.50% of the Fund's average daily net assets annually for expenses incurred in connection with any activities primarily intended to result in the sale of the Fund's shares, including, but not limited to: compensation to and expenses (including overhead and telephone expenses) of account executives or other employees of Edgewood who, as their primary activity, engage in or support the distribution of Shares; printing of prospectuses, statements of additional information and reports for other than existing Fund shareholders in amounts in excess of that typically used in connection with the distribution of Shares; costs of placing advertising in various media; services of parties other than Edgewood or its affiliates in formulating sales literature; and typesetting, printing and distribution of sales literature. All costs and expenses in connection with implementing and operating the Plan will be paid by the Fund, subject to the 0.50% of net assets limitation. All costs and expenses associated with preparing the prospectus and statement of additional information and in connection with printing them for and distributing them to existing shareholders and regulatory authorities, which costs and expenses would not be considered distribution expenses for purposes of the Plan, will also be paid by the Fund. Expenses incurred in connection with distribution activities will be identified to the Fund or the other series of the Trust involved, although it is anticipated that some activities may be conducted on a Trust-wide basis, with the result that those activities will not be identifiable to any particular series. In the latter case, expenses will be allocated among the series of the Trust on the basis of their relative net assets. It is not expected that any payments will be made under the Plan in the foreseeable future.

Service Agent

All shareholders must be represented by a Service Agent. Bankers Trust acts as a Service Agent pursuant to its Administration and Services Agreement with the Trust and receives no additional compensation from the Fund for such shareholder services. The service fees of

22

any other Service Agents, including broker-dealers and other financial intermediaries, will be paid by Bankers Trust from its fees. The services provided by a Service Agent may include establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder sub-accounting, answering client inquiries regarding the Trust, assisting clients in changing dividend options, account designations and addresses, providing periodic statements showing the client's account balance, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating and forwarding to the Trust executed proxies and obtaining such other information and performing such other services as the Administrator or the Service Agent's clients may reasonably request and agree upon with the Service Agent. Service Agents may separately charge their clients additional fees only to cover provision of additional or more comprehensive services not already provided under the Administration and Services Agreement with Bankers Trust, or of the type or scope not generally offered by a mutual fund, such as cash management services or enhanced retirement or trust reporting. In addition, investors may be charged a transaction fee if they effect transactions in Fund shares through a broker or agent. Each Service Agent has agreed to transmit to shareholders, who are its customers, appropriate disclosures of any fees that it may charge them directly.

Custodian and Transfer Agent

Bankers Trust acts as Custodian of the assets of the Trust and serves as the Transfer Agent for the Trust under the Administration and Services Agreement with the Trust.

Organization of the Trust

The Trust was organized on February 28, 1992, under the laws of the Commonwealth of Massachusetts. The Fund was established and designated as a separate series of the Trust on June 23, 1992. The Trust offers Shares of beneficial interest of separate series, par value $0.001 per share. On August 6, 1996, the Trustees of the Trust established and designated two classes of shares of beneficial interest of the Fund-the Advisor class of Shares and the Investment class of Shares. The shares of the other series of the Trust are offered through separate prospectuses. The Board of Trustees may establish additional series or add additional classes of shares to the Fund or other series of the Trust in the future. No series of shares has any preference over any other series.

The Trust is an entity commonly known as a `Massachusetts business trust.''Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations. When matters are submitted for shareholder vote, shareholders of a Fund will have one vote for each full share held and proportionate, fractional votes for fractional shares held. A separate vote of a Fund or Class is required on any matter affecting the Fund or Class on which shareholders are entitled to vote. Shareholders of a Fund or Class are not entitled to vote on Trust matters that do not affect that Fund or Class, respectively. There normally will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Any Trustee may be removed from office upon the vote of shareholders holding at least two-thirds of the Trust's outstanding shares at a meeting called for that purpose. The Trustees are required to call such a meeting upon the written request of shareholders holding at least 10% of the Trust's outstanding shares.

23

BT PYRAMID MUTUAL FUNDS
BT Investment Equity Appreciation Fund

Investment Adviser and Administrator
BANKERS TRUST COMPANY
280 Park Avenue
New York, NY  10017

Distributor
Edgewood Services, Inc.
Clearing Operations
P.O. Box 897
Pittsburgh, PA  15230-0897

Custodian and Transfer Agent
BANKERS TRUST COMPANY
280 Park Avenue
New York, NY  10017

Independent Accountants
COOPERS & LYBRAND L.L.P.
1100 Main Street, Suite 900
Kansas City, MO  64105

Counsel
WILLKIE FARR & GALLAGHER
153 East 53rd Street
New York, NY  10022

Cusip #055922751
(1/97)


o  BT PYRAMID MUTUAL FUNDS  o
BT Investment
Equity Appreciation Fund
Investment Class
Seeks capital growth over the long term through investment in medium-sized companies that show growth potential. Current income is a secondary goal. PROSPECTUS

JANUARY 31, 1997

BT Pyramid Mutual Funds (the "Trust") is an open-end management investment company. The BT Investment Equity Appreciation Fund (the "Fund") is a separate series of the Trust and offers two classes of shares. The shares offered by this prospectus are the Investment Class of shares (the "Shares"). The Fund seeks capital growth over the long-term through investment primarily in companies with a strong profit growth orientation. Current income is secondary to this investment objective.
Please read this Prospectus carefully before investing and keep it on file for future reference. It contains important information including how the Fund invests and the services available to shareholders.

A Statement of Additional Information ("SAI"), with respect to the Fund, with the same date has been filed with the Securities and Exchange Commission (`SEC'') and is incorporated herein by reference. For a free copy of the SAI, call 1-800-730-1313 or contact the Trust at the address below, or an Investment Professional.

Bankers Trust Company (`Bankers Trust'') is the investment adviser ( the `Adviser'') of the Fund. Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, Bankers Trust or any other banking or depository institution. Shares are not Federally guaranteed or insured by the Federal Deposit Insurance Corporation (`FDIC''), the U.S. government, the Federal Reserve Board or any other agency are subject to investment risk, including the possible loss of principal amount invested.

LIKE SHARES OF ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Edgewood Services, Inc.
Clearing Operations o P.O. Box 897 o Pittsburgh, Pennsylvania o 15230-
0897

TABLE OF CONTENTS
                                                               PAGE

The Fund                                                       3
Who May Want to Invest                                         3
Summary of Fund Expenses                                       4
Financial Highlights                                           5
Investment Objective and Policies                              6
Risk Factors: Matching the Fund to Your Investment Needs       7
Net Asset Value                                                12
Purchase and Redemption of Shares                              13
Dividends, Distributions and Taxes                             18
Performance Information and Reports                            18
Management of the Trust                                        19

2

THE FUND
The Fund's investment objective is capital growth over the long-term through investment primarily in companies with a strong profit growth orientation; the production of any current income is secondary to this objective.

The Fund invests primarily in common stocks of U.S. companies expected to produce strong and sustainable profit growth, and to a lesser extent, growth-oriented international corporation. The Fund will generally invest a majority of its assets in securities of medium-sized companies, which the Fund believes includes the highest concentration of companies that meet the profit growth-oriented objectives of the Fund.

WHO MAY WANT TO INVEST
The Fund is designed for investors who are willing to accept short-term domestic and/or foreign stock market fluctuations in pursuit of potentially higher long-term returns. The Fund invests for growth and does not pursue income.

The Fund is not in itself a balanced investment plan. Investors should consider their investment objective and tolerance for risk when making an investment decision. When investors sell their Fund shares, they may be worth more or less than what they originally paid for them.

3

SUMMARY OF FUND EXPENSES
Annual operating expenses are paid out of the assets of the Fund. The Fund pays an investment advisory fee and an administrative services fee to Bankers Trust. The Fund also incurs expenses such as maintaining shareholder records and furnishing shareholder statements. The Fund must provide financial reports.

The following table provides (i) a summary of expenses allocable to the Shares, as a percentage of the average daily net assets of the Fund; and
(ii) an example illustrating the dollar cost of such expenses on a $1,000 investment in the Shares.

Annual Operating Expenses
(as a percentage of the average daily net assets of the Fund)
Investment advisory fee (after reimbursements or waiver)         0.58%
12b-1 fees                                                       0.00
Other expenses (after reimbursements or waivers)                 0.42
Total operating expenses (after reimbursements or waivers)       1.00%

Example                            1 Year    3 Years   5 Years   10 Years

You would pay the following
expenses for each Fund on a
$1,000 investment, assuming
(1) 5% annual return and (2)
redemption at the end of each
time period                        $10        $32        $55        $122
The expense table and the example above show the costs and expenses that an investor will bear as a shareholder of the Fund. While reimbursement of distribution expenses in an amount on an annual basis equal to 0.20% of the Fund's average daily net assets are authorized to be made pursuant to the Trust's Plan of Distribution under Rule 12b-1 of the Investment Company Act of 1940, as amended (the `1940 Act''), it is not expected that any payments will actually be made under that plan in the foreseeable future. Prior to the date of this Prospectus, the Fund had different investment objectives and the Trust sought to achieve the Fund's investment objectives by investing all of the Fund's investable assets in the Capital Appreciation Portfolio (the `Portfolio''), a separate registered investment company for which Bankers Trust Company served as investment adviser. The Trust has now retained Bankers Trust as its investment adviser and now invests directly in a portfolio of investment securities.

For more information with respect to the expenses of the Fund see
`Management of the Trust'' herein.

Bankers Trust has voluntarily agreed to waive a portion of its investment advisory fee. Without such waiver during the Portfolio's last fiscal year, the Portfolio's investment advisory fee would have been equal on an annual basis to 0.65% of the Portfolio's average daily net assets. The expense table and the example reflect a voluntary undertaking by Bankers Trust to waive or reimburse expenses such that the total operating expenses allocable to the Shares will not exceed on an annual basis 1.00%. For the Fund's last fiscal year, in the absence of this undertaking and assuming the Fund had invested directly in securities during that year, the total operating expenses of the Fund would have been equal on an annual basis to 1.24%. The example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. Moreover, while the example assumes a 5% annual return, actual performance will vary and may result in a return greater or less than 5%. The Fund is distributed by Edgewood Services, Inc. (`Edgewood'') (the `Distributor'') to investors including customers of Bankers Trust or to customers of another bank, dealer or other financial intermediary that has a shareholder servicing agreement with Bankers Trust (along with Bankers Trust, a `Service Agent''). Some Service Agents may impose certain conditions on their customers in addition to or different from those imposed by the Fund and may charge their customers a direct fee for their services. Each Service Agent has agreed to transmit to shareholders who are its customers appropriate disclosures of any fees that it may charge them directly.

Currently, the Fund has issued two classes of Shares. The Fund offers by separate prospectus another class of Shares. Because the expenses vary between classes, performance will vary with respect to each class. Additional information concerning the Fund's other class of Shares is available from Bankers Trust, as administrator at (800) 730-1313.

4

FINANCIAL HIGHLIGHTS
Prior to September 27, 1996, the Fund did not offer two classes and the Shares were simply referred to as the Fund. The following table shows the selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for the Fund for each period indicated and has been audited by Coopers & Lybrand L.L.P., the Fund's independent accountants, whose report thereon appears in the Fund's Annual Report which is incorporated by reference.

                                                                                                         For the period
                                                                                                         October 12, 1993
                                              For the           For the period        For the           (Commencement
                                              year ended        January 1, 1995 to    year ended        of Operations) to
                                              September 30,1996 September 30, 1995**  December 31, 1994 December 31, 1993
SELECTED PER SHARE DATA
Net Asset Value, Beginning of Period          $ 14.14            $ 10.14             $ 9.80              $ 10.00
Income (Loss) from Investment Operations
Net Investment Income                         (0.05)             (0.02)              (0.03)              (0.00)
Net Realized and Unrealized Gain (Loss)
on Investments                                1.72               4.02                0.37                (0.20)
Total from Investment Operations              1.67               4.00                0.34                (0.20)
Distributions to Shareholders
Net Realized Gain from Investment Transactions(0.58)
Total Distributions                                                                  (0.58)
Net Asset Value, End of Period                $ 15.23            $ 14.14             $ 10.14             $ 9.80
Total Investment Return                       12.45%             39.45%              3.47%               (8.81)%*

Ratios and Supplemental Data:
Ratios to Average Net Assets:
Net Investment Loss                           (0.42)%            (0.38)%*            (0.32)%             (0.11)%*
Expenses, including Expenses of the
Capital Appreciation Portfolio                1.00%              1.00%*              1.00%               1.00%*
Decrease Reflected in Above Expense Ratio Due to
Absorption of Expenses by Bankers Trust       0.24%              0.33%*              0.46%               0.60%*
Net Assets, End of Period (000's omitted)     $ 157,568          $ 92,033            $ 29,973            $ 19,465

*    Annualized
**   Board of Trustees approved the change of the BT Investment Equity
Appreciation Fund year end from December 31 to September 30.
Prior to September 27, 1996, the Trust sought to achieve the Fund's investment objective by investing all of the Fund's investable assets in the Capital Appreciation Portfolio, a separate registered investment company.

5

INVESTMENT OBJECTIVE AND POLICIES
The Fund's investment objective is capital growth over the long-term through investment primarily in companies with a strong profit growth orientation; the production of any current income is secondary to this objective. There can be no assurances that the investment objective of the Fund will be achieved. The investment objective of the Fund is not a fundamental policy and may be changed upon notice to but without the approval of the Fund's shareholders.

The Fund invests primarily in common stocks of U.S. companies expected to produce strong and sustainable profit growth, and to a lesser extent, growth-oriented international corporations. Overall, the Adviser employs a flexible investment program in pursuit of the Fund's investment objective. The Fund is not restricted to investments in specific market sectors. The Fund may invest in any market sector and in companies of any size and may take advantage of any investment opportunity with attractive long-term prospects. The Adviser takes advantage of its market access and the research available to it to select investments in promising growth companies that are involved in new technologies, new products, foreign markets and special developments, such as research discoveries, acquisitions, recapitalizations, liquidations or management changes, and companies whose stock may be undervalued by the market. These situations are only illustrative of the types of investment the Fund may make. The Fund is free to invest in any common stock which in the Adviser's judgment provides above average potential for long-term growth of capital and income.

The Fund will generally invest a majority of its assets in securities of medium-sized companies, which the Fund believes includes the highest concentration of companies that meet the profit growth-oriented objectives of the Fund. This portion of the Fund's portfolio will contain equity securities of companies which fall within the dollar market capitalization range of the companies in the S&P Mid-Cap 400 Index. The Fund as a whole will seek to maintain a dollar-weighted average company market capitalization approximately in the middle of the market capitalization of the largest and the smallest companies contained in the S&P Mid-Cap 400 Index. The Fund may also invest in securities of companies having various levels of market capitalization, both larger and smaller than the companies contained in the S&P Mid-Cap 400 Index. Investments will be in companies in various industries. Industry and company fundamentals along with key investment themes and various quantitative screens will be used in the investment process.

Criteria for selection of individual securities include the issuer's competitive environment and position, prospects for growth, managerial strength, earnings momentum and quality, underlying asset value, relative market value, and overall marketability. The Fund will follow a disciplined selling process to lessen market risks.

The Fund may invest up to 25% of its assets in securities of foreign issuers. For further information on foreign investments and related hedging techniques, see `Risk Factors: Matching the Fund to Your Investment Needs,''``Additional Investment Techniques and Risks'' herein and the SAI.

Equity Investments. The Fund invests primarily in common stock and other securities with equity characteristics, such as trust or limited partnership interests, rights and warrants. These investments may or may not pay dividends and may or may not carry voting rights. The Fund may also invest in convertible securities when, due to market conditions, it is more advantageous to obtain a position in an attractive company by purchase of its convertible securities than by purchase of its common stock. The convertible securities in which the Fund invests may include any debt securities or preferred stock which may be converted into common stock or which carries the right to purchase common stock. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time and to receive interest or dividends until the holder elects to exercise the conversion privilege. Since the Fund invests in both common stock and convertible securities, the risks of the general equity markets may be tempered to a degree by the Fund's investments in convertible securities which are often not as volatile as equity securities.

Short-Term Instruments. The Fund intends to stay invested in the securities described above to the extent practical in light of its objective and long-term investment perspective. However, the Fund's assets may be invested in short-term instruments with remaining maturities of 397 days or less to meet anticipated redemptions and expenses or for day-to-day operating purposes and, without limit, when, in Bankers Trust's opinion, it is advisable to adopt a temporary defensive position because of unusual and adverse conditions affecting the equity markets. In addition, when the Fund experiences large cash inflows through the sale of securities and desirable equity securities that are consistent with the

6

Fund's investment objective are unavailable in sufficient quantities or at attractive prices, the Fund may hold short-term investments for a limited time pending availability of such equity securities. Short-term instruments consist of foreign and domestic: (i) short-term obligations of sovereign governments, their agencies, instrumentalities, authorities or political subdivisions; (ii) other short-term debt securities rated Aa or higher by Moody's Investors Service, Inc. (`Moody's'') or AA or higher by Standard & Poor's Ratings Group (`S&P'') or, if unrated, of comparable quality in the opinion of Bankers Trust; (iii) commercial paper; (iv) bank obligations, including negotiable certificates of deposit, time deposits and bankers' acceptances; and (v) repurchase agreements. At the time the Fund invests in commercial paper, bank obligations or repurchase agreements, the issuer or the issuer's parent must have outstanding debt rated Aa or higher by Moody's or AA or higher by S&P or outstanding commercial paper or bank obligations rated Prime-1 by Moody's or A-1 by S&P; or, if no such ratings are available, the instrument must be of comparable quality in the opinion of Bankers Trust. These instruments may be denominated in U.S. dollars or in foreign currencies.

Other Investments, Investment Risks and Techniques

The Fund may also utilize the following investments and investment techniques and practices: Rule 144A securities, when-issued and delayed delivery securities, securities lending, repurchase agreements, foreign investments, options on stocks, options on stock indices, futures contracts on stock indices, options on futures contracts, foreign currency exchange transaction and options on foreign currencies. See `Additional Investment Techniques and Risks''for further information.

Additional Investment Limitations

As a `diversified'' fund, with respect to 75% of the Fund's total assets, no more than 5% of the total assets of the Fund may be invested in the securities of any one issuer (excluding cash and cash-equivalents, U.S. government securities and the securities of other investment companies) and the Fund will not own more than 10% of the voting securities of any issuer. The Fund will not invest more than 25% of its assets in the securities of issuers in any one industry. These are fundamental investment policies of the Fund which may not be changed without shareholder approval. No more than 15% of the Fund's net assets may be invested in illiquid or not readily marketable securities (including repurchase agreements and time deposits with remaining maturities of more than seven calendar days). Additional investment policies of the Fund are contained in the SAI.

The Fund's investment objective is not a fundamental policy and may be changed upon 30 days prior written notice to but without the approval of the Fund's shareholders. If there is a change in the Fund's investment objective, the Fund's shareholders should consider whether the Fund remains an appropriate investment in light of their then-current needs.

See `Investment Objective, Policies and Restrictions'' in the SAI for a description of the additional fundamental policies of the Fund that cannot be changed without approval by a `vote of a majority of the outstanding voting securities''(as defined in the 1940 Act) of the Fund.
RISK FACTORS: MATCHING THE FUND TO YOUR INVESTMENT NEEDS
By itself, the Fund does not constitute a balanced investment plan; the Fund seeks capital growth over the long-term, with the production of any current income being secondary to this primary investment objective, through investment primarily in the equity securities of companies expected to produce strong and sustainable profit growth and, to a limited extent, similarly oriented international corporations.

In view of the long-term capital growth objective of the Fund and the Fund's ability to invest in smaller- and medium-sized companies, the size range in which many of the best profit growth-oriented companies are found, the risks of investment in the Fund may be greater than the risks presented by the general equity markets, and, since the Fund may also invest in preferred stock and convertible bonds, changes in domestic and foreign interest rates may also affect the value of the Fund's investments, and rising interest rates can be expected to reduce the Shares' value. A description of a number of

7

investments and investment techniques available to the Fund, including foreign investments and the use of options and futures, and certain risks associated with these investments and techniques is included under `Additional Investment Techniques and Risks'' herein. The Shares' yield and total return fluctuate, and your investment may be worth more or less than your original cost when you redeem your Shares.

Risks of Investing in Foreign Securities

In seeking its investment objectives, the Fund may invest in securities of foreign issuers. Foreign securities may involve a higher degree of risk and may be less liquid or more volatile than domestic investments. Foreign securities usually are denominated in foreign currencies, which means their value will be affected by changes in the strength of foreign currencies relative to the U.S. dollar as well as the other factors that affect security prices. Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there often is less publicly available information about their operations. Generally, there is less governmental regulation of foreign securities markets, and security trading practices abroad may offer less protection to investors such as the Fund. The value of such investments may be adversely affected by changes in political or social conditions, diplomatic relations, confiscatory taxation, expropriation, nationalization, limitation on the removal of funds or assets, or imposition of (or change in) exchange control or tax regulations in those foreign countries. Additional risks of foreign securities include settlement delays and costs, difficulties in obtaining and enforcing judgments, and taxation of dividends at the source of payment. The Fund will not invest more than 5% of the value of its total assets in the securities of issuers based in developing countries, including Eastern Europe.

Portfolio Turnover

The Fund intends to manage its holdings actively to pursue its investment objective. Since the Fund has a long-term investment perspective, it does not intend to respond to short-term market fluctuations or to acquire securities for the purpose of short-term trading; however, it may take advantage of short-term trading opportunities that are consistent with its investment objective. The annual portfolio turnover rate of the Fund may exceed 100%. Higher portfolio turnover rates result in higher brokerage costs and possible adverse tax consequences. For the fiscal year ended September 30, 1996, and for the period from January 1, 1995 to September 30, 1995, the Portfolio's annualized portfolio turnover rates were 271% and 125%, respectively.

Additional Investment Techniques and Risks

Rule 144A Securities. The Fund may purchase securities in the United States that are not registered for sale under Federal securities laws but which can be resold to institutions under the Securities and Exchange Commission's (`SEC'') Rule 144A. Provided that a dealer or institutional trading market in such securities exists, these restricted securities are treated as exempt from the Fund's 15% limit on illiquid securities. Under the supervision of the Board of Trustees of the Trust, Bankers Trust determines the liquidity of restricted securities and, through reports from Bankers Trust, the Board will monitor trading activity in restricted securities. Because Rule 144A is relatively new, it is not possible to predict how these markets will develop. If institutional trading in restricted securities were to decline, the liquidity of the Fund could be adversely affected.

When-Issued and Delayed Delivery Securities. The Fund may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities may take place as long as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuation during this period and no income accrues to the Fund until settlement takes place. The Fund maintains with the custodian a segregated account containing high grade liquid securities in an amount at least equal to these commitments. When entering into a when-issued or delayed delivery transaction, the Fund will rely on the other party to consummate the transaction; if the other party fails to do so, the Fund may be disadvantaged.
Securities Lending. The Fund is permitted to lend up to 30% of the total value of its securities. These loans must be secured continuously by cash or equivalent collateral or by a letter of credit at least equal to the market value of the securities loaned plus accrued income. By lending its securities, the Fund can increase its income by continuing to receive income on the loaned securities as well as by the opportunity to receive interest on the collateral. During the term of the loan, the Portfolio continues to bear the risk of fluctuations in the price of the loaned securities. In lending securities to brokers, dealers and other organizations, the Fund is subject to risk which,

8

like those associated with other extensions of credit, include delays in recovery and possible loss of rights in the collateral should the borrower fail financially.

Repurchase Agreements. In a repurchase agreement the Fund buys a security and simultaneously agrees to sell it back at a higher price at a future date. In the event of the bankruptcy of the other party to either a repurchase agreement or a securities loan, the Fund could experience delays in recovering either its cash or the securities it lent. To the extent that, in the meantime, the value of the securities repurchased had decreased or the value of the securities lent had increased, the Fund could experience a loss. In all cases, Bankers Trust must find the creditworthiness of the other party to the transaction satisfactory. A repurchase agreement is considered a collateralized loan under the 1940 Act.

ADRs, GDRs, EDRs. The Fund may invest in securities of foreign issuers directly or in the form of American Depositary Receipts (`ADRs''), Global Depositary Receipts (`GDRs''), European Depositary Receipts (``EDRs'') or other similar securities representing securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities they represent. Designed for use in U.S., international and European securities markets, respectively, ADRs, GDRs and EDRs are alternatives to the purchase of the underlying securities in their national markets and currencies. ADRs, GDRs and EDRs are subject to the same risks as the foreign securities to which they relate.

Investment in other Investment Companies. With respect to certain countries in which capital markets are either less developed or not easily accessed, investments by the Fund may be made through investment in other investment companies that in turn are authorized to invest in the securities of such countries. Investment in other investment companies is limited in amount by the 1940 Act, will involve the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies and may result in a duplication of fees and expenses. See the SAI for more information with respect to the Fund's investing in other investment companies.

Derivatives

The Fund may invest in various instruments that are commonly known as derivatives. Generally, a derivative is a financial arrangement, the value of which is based on, or `derived'' from, a traditional security, asset or market index. There are, in fact, many different types of derivatives and many different ways to use them. There are a range of risks associated with those uses. Futures and options may be used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices or currency exchange rates and for cash management purposes as a low cost method of gaining exposure to a particular securities market without investing directly in those securities. The Fund may invest in derivatives for hedging and cash management purposes, but also as a substitute for investment directly in the corresponding securities if the Adviser believes they offer the most economic means of improving the risk/reward profile of the Fund. Some derivatives are used for leverage, which tends to magnify the effects of an instrument's price changes as market conditions change. Leverage involves the use of a small amount of money to control a large amount of financial assets and can, in some circumstances, lead to significant losses. The Fund will `cover'' its positions in derivatives, pursuant to interpretive positions of the Securities and Exchange Commission, which serves to reduce the resulting leverage. Derivatives will not be used to increase the Fund's overall portfolio risk above the level that could be achieved, within the Fund's investment policies, using only traditional investment securities or to acquire exposure to changes in the value of assets or indices that by themselves would not be purchased for the Fund. The use of derivatives for non-hedging purposes may be considered speculative. A description of the derivatives that the Fund may use and some of their associated risks is found below.

Options on Stocks. The Fund may write and purchase put and call options on stocks. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying stock at the exercise price at any time during the option period. Similarly, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying stock at the exercise price at any time during the option period. A covered call option, which is a call option with respect to which the Fund owns the underlying stock, sold by the Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying stock or to possible continued holding of a stock which might otherwise have been sold to protect against depreciation in the market price of the stock. A covered put option sold by the Fund exposes the Fund during the term of the option to a

9

decline in price of the underlying stock. A put option sold by the Fund is covered when, among other things, cash or liquid securities are placed in a segregated account to fulfill the obligations undertaken.

To close out a position when writing covered options, the Fund may make a `closing purchase transaction,'' which involves purchasing an option on the same stock with the same exercise price and expiration date as the option which it has previously written on the stock. The Fund will realize a profit or loss for a closing purchase transaction if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, the Fund may make a `closing sale transaction,'' which involves liquidating the Fund's position by selling the option previously purchased.

The Fund intends to treat over-the-counter options (`OTC Options'') purchased and the assets used to `cover'' OTC Options written as not readily marketable and therefore subject to the limitations described in `Investment Restrictions'' in the Statement of Additional Information.

Options on Stock Indices. The Fund may purchase and write put and call options on stock indices listed on stock exchanges. A stock index fluctuates with changes in the market values of the stocks included in the index.
Options on stock indices are generally similar to options on stock except that the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive a cash `exercise settlement amount''equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed `index multiplier.'' Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option.

The amount of cash received will be equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or the option may expire unexercised.

Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by the Fund of options on stock indices will be subject to Bankers Trust's ability to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

Futures Contracts on Stock Indices. The Fund may enter into contracts providing for the making and acceptance of a cash settlement based upon changes in the value of an index of securities (`Futures Contracts'').
This investment technique is designed only to hedge against anticipated future change in general market prices which otherwise might either adversely affect the value of securities held by the Fund or adversely affect the prices of securities which are intended to be purchased at a later date for the Fund. A Futures Contract may also be entered into to close out or offset an existing futures position. In general, each transaction in Futures Contracts involves the establishment of a position which will move in a direction opposite to that of the investment being hedged. If these hedging transactions are successful, the futures positions taken for the Fund will rise in value by an amount which approximately offsets the decline in value of the portion of the Fund's investments that are being hedged. Should general market prices move in an unexpected manner, the full anticipated benefits of Futures Contracts may not be achieved or a loss may be realized.

Although Futures Contracts would be entered into for hedging purposes only, such transactions do involve certain risks. These risks could include a lack of correlation between the Futures Contract and the equity market being hedged, a potential lack of liquidity in the secondary market and incorrect assessments of market trends which may result in poorer overall performance than if a Futures Contract had not been entered into.

10

Brokerage costs will be incurred and `margin'' will be required to be posted and maintained as a good-faith deposit against performance of obligations under Futures Contracts written for the Fund. The Fund may not purchase or sell a Futures Contract if immediately thereafter its margin deposits on its outstanding Futures Contracts would exceed 5% of the market value of the Fund's total assets.

Options on Futures Contracts. The Fund may invest in options on such Futures Contracts for similar purposes.

Foreign Currency Exchange Transactions. Because the Fund may buy and sell securities denominated in currencies other than the U.S. dollar and receives interest, dividends and sale proceeds in currencies other than the U.S. dollar, the Fund from time to time may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. The Fund either enters into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or uses forward contracts to purchase or sell foreign currencies.

A forward foreign currency exchange contract is an obligation by the Fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward foreign currency exchange contract generally has no deposit requirement and is traded at a net price without commission. The Fund maintains with its custodian a segregated account of high grade liquid assets in an amount at least equal to its obligations under each forward foreign currency exchange contract. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of the Fund's securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

The Fund may enter into foreign currency hedging transactions in an attempt to protect against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated investment position. Since consideration of the prospect for currency parities will be incorporated into Bankers Trust's long-term investment decisions, the Fund will not routinely enter into foreign currency hedging transactions with respect to security transactions; however, Bankers Trust believes that it is important to have the flexibility to enter into foreign currency hedging transactions when it determines that the transactions would be in the Fund's best interest. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of such securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.

Options on Foreign Currencies. The Fund may write covered put and call options and purchase put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired. The Fund may use options on foreign currency to cross-hedge, which involves writing or purchasing options on one currency to hedge against changes in exchange rates for a different, but related currency. As with other types of options, however, the writing of an option on a foreign currency will constitute only a partial hedge up to the amount of the premium received, and the Fund could be required to purchase or sell a foreign currency at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may be used to hedge against fluctuations in exchange rates although, in the event of exchange rate movements adverse to the Fund's position, it may forfeit the entire amount of the premium plus related transaction costs. In addition, the Fund may purchase call options on a foreign currency when the Adviser anticipates that the currency will appreciate in value.

There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time. If the Fund is unable to effect a closing purchase transaction with respect to covered

11

options it has written, the Fund will not be able to sell the underlying currency or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if the Fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying currency. The Fund pays brokerage commissions or spreads in connection with its options transactions.

As in the case of forward contracts, certain options on foreign currencies are traded over-the-counter and involve liquidity and credit risks which may not be present in the case of exchange-traded currency options. The Fund's ability to terminate over-the-counter options (`OTC Options'') will be more limited than with exchange-traded options. It is also possible that broker-dealers participating in OTC Options transactions will not fulfill their obligations. Until such time as the staff of the SEC changes its position, the Fund will treat purchased OTC Options and assets used to cover written OTC Options as illiquid securities. With respect to options written with primary dealers in U.S. Government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to the repurchase formula.

All options that the Fund writes will be covered under applicable requirements of the SEC. The Fund will write and purchase options only to the extent permitted by the policies of state securities authorities in states where Shares are qualified for offer and sale.

There can be no assurance that the use of these portfolio strategies will be successful.

Asset Coverage. To assure that the Fund's use of futures and related options, as well as when-issued and delayed-delivery securities and foreign currency exchange transactions, are not used to achieve investment leverage, the Fund will cover such transactions, as required under applicable interpretations of the SEC, either by owning the underlying securities or segregating with the Fund's Custodian liquid securities in an amount at all times equal to or exceeding the Fund's commitment with respect to these instruments or contracts.

   NET ASSET VALUE
The net asset value (`NAV'') per share of the Shares is calculated on each day on which the New York Stock Exchange, Inc. (the `NYSE'') is open (each such day being a `Valuation Day''). The NYSE is currently open on each day, Monday through Friday, except: (a) January 1st, Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in
May), July 4th, Labor Day (the first Monday in September), Thanksgiving Day (the last Thursday in November) and December 25th; and (b) the preceding Friday or the subsequent Monday when one of the calendar-determined holidays falls on a Saturday or Sunday, respectively.

The NAV per Share is calculated once on each Valuation Day as of the close of regular trading on the NYSE (the `Valuation Time''), which is currently 4:00 p.m., Eastern time or in the event that the NYSE closes early, at the time of such early closing. The NAV per Share is computed by dividing the value of the Fund's total assets, less all liabilities allocable to the Shares, by the total number of Shares outstanding. The Fund's securities and other assets are valued primarily on the basis of market quotations or, if quotations are not readily available, by a method which the Trust's Board of Trustees believes accurately reflects fair value.

Under procedures adopted by the Board, a NAV for a Fund later determined to have been inaccurate for any reason will be recalculated. Purchases and redemptions made at a NAV determined to have been inaccurate will be adjusted, although in certain circumstances, such as where the difference between the original NAV and the recalculated NAV divided by the recalculated NAV is 0.005 (1/2 of 1%) or less or shareholder transactions are otherwise insubstantially affected, further action is not required.

12

PURCHASE AND REDEMPTION OF SHARES
How To Buy Shares
The Trust accepts purchase orders for shares of the Fund at the NAV per share next determined after the order is received on each Valuation Day. See `Net Asset Value'' herein. Shares of the Fund may be available through Investment Professionals, such as broker/dealers and investment advisers (including Service Agents).

Purchase orders for shares of the Fund (including those purchased through a Service Agent) that are transmitted to the Trust's Transfer Agent (the `Transfer Agent''), prior to the Valuation Time on any Valuation Day will be effective at that day's Valuation Time. The Trust and Transfer Agent reserve the right to reject any purchase order.

Shares must be purchased in accordance with procedures established by the Transfer Agent and each Service Agent. It is the responsibility of each Service Agent to transmit to the Transfer Agent purchase and redemption orders and to transmit to Bankers Trust as the Trust's custodian (the `Custodian'') purchase payments by the following business day (trade date
+ 1) after an order for shares is placed. A shareholder must settle with the Service Agent for his or her entitlement to an effective purchase or redemption order as of a particular time. Because Bankers Trust is the Custodian and Transfer Agent of the Trust, funds may be transferred directly from or to a customer's account held with Bankers Trust to settle transactions with the Fund without incurring the additional costs or delays associated with the wiring of Federal funds.

Certificates for shares will not be issued. Each shareholder's account will be maintained by a Service Agent or Transfer Agent.

If orders are placed through an Investment Professional, it is the responsibility of the Investment Professional to transmit the order to buy shares of each class to the Transfer Agent before 4:00 p.m. Eastern time.

The Transfer Agent must receive payment within one business day after an order for shares is placed; otherwise, the purchase order may be canceled and the investor could be held liable for resulting fees and/or losses.

Minimum Investments

To Open an Account                                     $2,500
For retirement accounts                                500
Through automatic investment plans                     1,000

To Add to an Account                                   $250
For retirement accounts                                100
Through automatic investment plan                      100

Minimum Balance                                        $1,000
For retirement accounts                                None

If you are new to BT Pyramid Mutual Funds, complete and sign an account application and mail it along with your check to the address listed below. If there is no account application accompanying this Prospectus, call the BT Service Center at 1-800-730-1313.

     BT Service Center
     P.O. Box 419210
     Kansas City, MO  64141-6210

Overnight mailings:

     BT Service Center
     210 West 10th Street, 8th Floor
     Kansas City, MO  64105-1716

If you already have money invested in a fund in the BT Family of Funds, you can:

o    Mail an account application with a check,
o    Wire money into your account,
o Open an account by exchanging from another fund in the BT Family of Funds, or
o    Contact your Service Agent or Investment Professional.

If you are investing through a tax-sheltered retirement plan, such as an IRA, for the first time, you will need a special application. Contact your Investment Professional or call BT Retirement Services Center at 1-800-677-7596 for more information and a retirement account application.

13

Additional Information About Buying Shares

                                 To Open an Account                     To Add to an Account
By Wire                          Call the BT Service Center at          Call your Investment Professional or wire
                                 1-800-730-1313 to receive              additional investment to:
                                 wire instructions for account
                                 establishment.
                                                                        Routing No.:  021001033
                                                                        Attn:  Bankers Trust/IFTC Deposit
                                                                        DDA No.:  00-226-296
                                                                        FBO:    (Account name)
                                                                           (Account number)
                                                                        Credit:  Fund Number
                                                                        BT Investment Equity Appreciation Fund - 477

                                                                        Specify the complete name of the Fund of
                                                                        your choice, and include your account number
                                                                        and your name.

By Phone                         Contact your Service Agent,            Contact your Service Agent,
                                 Investment Professional, or call       Investment Professional, or call
                                 BT's Service Center at 1-800-730-1313. BT's Service Center at 1-800-730-1313.
                                 If you are an existing shareholder,    If you are an existing shareholder, you may
                                 you may exchange from another BT       exchange from another BT account
                                 account with the same registration,    with the same registration, including,
                                 including, name, address, and taxpayer name, address, and taxpayer ID number.
                                 ID number.

By Mail                          Complete and sign the account appli-   Make your check payable to the complete
                                 cation.  Make your check payable to    name of the Fund of your choice. Indicate
                                 the complete name of the Fund of       your Fund account number on your check
                                 your choice.  Mail to the appropriate  and mail to the address printed on your address indicated on the application.  account statement.

How to Sell Shares

You can arrange to take money out of your Fund account at any time by selling (redeeming) some or all of your shares. Your shares shall be sold at the next NAV calculated after an order is received by the Transfer Agent. Redemption requests should be transmitted by customers in accordance with procedures established by the Transfer Agent and the Shareholder's Service Agent. Redemption requests for shares of the Fund received by the Service Agent and transmitted to the Transfer Agent prior to the Valuation Time on each Valuation Day will be effective at that day's Valuation Time and the redemption proceeds normally will be delivered to the shareholder's account the next day, but in any event within seven calendar days following receipt of the request.

Service Agents may allow redemptions or exchanges by telephone and may disclaim liability for following instructions communicated by telephone that the Service Agent reasonably believes to be genuine. The Service Agent must provide the investor with an opportunity to choose whether or not to utilize the telephone redemption or exchange privilege. The Transfer Agent and the Service Agent must employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If the Shareholder Servicing Agent does not do so, it may be liable for any losses due to unauthorized or

14

fraudulent instructions. Such procedures may include, among others, requiring some form of personal identification prior to acting upon instructions received by telephone, providing written confirmation of such transactions and/or tape recording of telephone instructions.

Redemption orders are processed without charge by the Trust. A Service Agent may on at least 30 days' notice involuntarily redeem a shareholder's account with the Fund having a balance below the minimum, but not if an account is below the minimum due to a change in market value. See `Minimum Investments''above for minimum balance amounts.
To sell Shares in a retirement account, your request must be made in writing, except for exchanges to other eligible funds in the BT Family of Funds, which can be requested by phone or in writing. For information on retirement distributions, contact your Service Agent or call the BT Service Center at 1-800-730-1313.

If you are selling some but not all of your non-retirement account shares, leave at least $1,000 worth of shares in the account to keep it open.

To sell shares by bank wire you will need to sign up for these services in advance when completing your account application.

Certain requests must include a signature guarantee to protect you and Bankers Trust from fraud. Redemption requests in writing must include a signature guarantee if any of the following situations apply:

o    Your account registration has changed within the last 30 days,
o The check is being mailed to a different address than the one on your account (record address),
o The check is being made payable to someone other than the account owner,
o The redemption proceeds are being transferred to a BT account with a different registration, or
o You wish to have redemption proceeds wired to a non-predesignated bank account.

A signature guarantee is also required if you change the pre-designated bank information for receiving redemption proceeds on your account.

You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

Additional Information About Selling Shares

By Wire - You must sign up for the wire feature before using it. To verify that it is in place, call 1-800-730-1313. Minimum wire: $1,000. Your wire redemption request must be received by the Transfer Agent before 4:00 p.m. Eastern time for money to be wired on the next business day.

In Writing - Write a signed `letter of instruction'' with your name, the Fund's name and Fund's number, your Fund account number, the dollar amount or number of Shares to be redeemed, and mail to one of the following addresses:

     BT Service Center
     P.O. Box 419210
     Kansas City, MO  64141-6210

Overnight mailings:

     BT Service Center
     210 West 10th Street, 8th Floor
     Kansas City, MO  64105-1716

For Trust accounts, the trustee must sign the letter indicating capacity as trustee. If the trustee's name is not on the account registration, provide a copy of the trust document certified within the last 60 days.

For a Business or Organization account, at least one person authorized by corporate resolution to act on the account must sign the letter.

Unless otherwise instructed, the Transfer Agent will send a check to the account address of record. The Trust reserves the right to close investor accounts via 30 day notice in writing if the Fund account balance falls below the Fund minimums.

15

Investor Services

BT Pyramid Mutual Funds provide a variety of services to help you manage your account.

Information Services
Statements and reports that your Investment Professional or the Transfer Agent may send to you include the following:

o Confirmation statements (after every transaction that affects your account balance, including distributions or your account registration)
o    Account statements (monthly)
o    Financial reports (every six months)

To reduce expenses, only one copy of most financial reports will be mailed, even if you have more than one account in the Fund. Call your Investment Professional or the BT Service Center at 1-800-730-3131 if you need additional copies of financial reports.

Exchange Privilege

Shareholders may exchange their shares for shares of certain other funds in the BT Family of Funds registered in their state. The Fund reserves the right to terminate or modify the exchange privilege in the future. To make an exchange, follow the procedures indicated in `How to Buy Shares'' and `How to Sell Shares'' herein. Before making an exchange, please note the following:

o Call your Service Agent for information and a prospectus. Read the prospectus for relevant information.

o Your new account will have the identical account registration including same name, address and taxpayer identification number as your existing account(s).

o Each exchange represents the sale of shares of one fund and the purchase of shares of another, which may produce a gain or loss for tax purposes. Your Service Agent will receive a written confirmation of each exchange transaction.

Note that exchanges out of a Fund may be limited to four per calendar year and that they may have tax consequences for you.

Systematic Programs
To move money from your bank account to BT Pyramid Mutual Funds

Minimum    Minimum       Frequency              Setting up or changing
Initial    Subsequent
$1,000     $100          Monthly, bimonthly,    For a new account, complete the appropriate section
                         quarterly or semi-     on the application.
                         annually
                                                For existing accounts, call your Investment
                                                Professional for an application.
                                                To change the amount or frequency of your
                                                investment, contact your Investment
                                                Professional directly or call 1-800-730-1313.
                                                Call at least 10 business days prior to your next
                                                scheduled investment date.

16

Systematic Withdrawal Program lets you set up periodic redemptions from your account.

Minimum   Frequency                             Setting up or changing

$100      Monthly, quarterly, semi-annually or  To establish, call your Investment Professional or call
          annually                              1-800-730-1313 after your account is open.  The
                                                accounts from which the withdrawals will be
                                                processed must have a minimum balance of $10,000.

Tax-Saving Retirement Plans

Retirement plans offer significant tax savings and are available to individuals, partnerships, small businesses, corporations, nonprofit organizations and other institutions. Contact Bankers Trust for further information. Bankers Trust can set up your new account in the Fund under a number of several tax-savings or tax-deferred plans. Minimums may differ from those listed elsewhere in this Prospectus.
o Individual Retirement Accounts (IRAs): personal savings plans that offer tax advantages for individuals to set aside money for retirement and allow new contributions of $2,000 per tax year.

o Rollover IRAs: tax-deferred retirement accounts that retain the special tax advantages of lump sum distributions from qualified retirement plans and transferred IRA accounts.

o Simplified Employee Pension Plans (SEP): a relatively easy and inexpensive alternative to retirement planning for sole proprietors, partnerships and corporations. Under a SEP, employers make tax-deductible contributions to their own and to eligible employees' IRA accounts. Employee contributions are available through a `Salary Deferral'' SEP for businesses with fewer than 25 eligible employees.

o Keogh Plans: defined contribution plans available to individuals with self-employed income and nonincorporated businesses such as sole proprietors, professionals and partnerships. Contributions are tax-deductible to the employer and earnings are tax-sheltered until distribution.

o Corporate Profit-Sharing and Money-Purchase Plans: defined contribution plans available to corporations to benefit their employees by making contributions on their behalf and in some cases permitting their employees to make contributions.

o 401(k) Programs: defined contribution plans available to corporations allowing tax-deductible employer contributions and permitting employees to contribute a percentage of their wages on a tax-deferred basis.
o 403(b) Custodian Accounts: defined contribution plans open to employees of most non-profit organizations and educational institutions.

o Deferred Benefit Plans: plan sponsors may invest all or part of their pension assets in the Fund.

17

DIVIDENDS, DISTRIBUTIONS AND TAXES
Distributions. The Fund distributes substantially all of its net investment income and capital gains to shareholders each year. Income dividends are distributed on the first business day in April, July and October. In December, another income dividend will be distributed plus any net capital gains. Unless a shareholder instructs the Trust to pay such dividends and distributions in cash, they will be automatically reinvested in additional Shares.

Federal Taxes. The Fund intends to qualify as a regulated investment company, as defined in the Internal Revenue Code of 1986, as amended (the `Code''). Provided the Fund meets the requirements imposed by the Code and distributes all of its income and gains, the Fund will not pay any Federal income or excise taxes.

Distributions from the Fund's income and short-term capital gains are taxed as dividends, and long-term capital gain distributions are taxed as long-term capital gains. The Fund's distributions are taxable when they are paid, whether you take them in cash or reinvest them in additional shares. Distributions declared in December and paid in January are taxable as if paid on December 31. The Fund will send each shareholder a tax statement by January 31 showing the tax status of the distributions received in the past year.

Capital Gains. You may realize a capital gain or loss when you redeem
(sell) or exchange Shares. Because the tax treatment also depends on your purchase price and your personal tax position, you should keep your regular account statements to use in determining your tax.

`Buying a Dividend.'' On the ex-date for a distribution from income and/or capital gains, the Fund's share value is reduced by the amount of the distribution. If you buy Shares just before the ex-date (`buying a dividend'), you will pay the full price for the Shares and then receive a portion of the price back as a taxable distribution.

Other Tax Information. In addition to federal taxes, you may be subject to state or local taxes on your investment, depending on the laws in your area. Income received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. You should consult with your own tax adviser concerning the application of federal, state and local taxes to your distributions from the Fund.

PERFORMANCE INFORMATION AND REPORTS
The Shares' performance may be used from time to time in advertisements, shareholder reports or other communications to shareholders or prospective shareholders. Performance information may include the Shares' investment results and/or comparisons of its investment results to the Russell Mid-Cap Index, the Standard and Poor's 500 Composite Stock Price Index, the Standard and Poor's Mid-Cap 400 Index, the Lipper General Equity Averages, the Lipper Mid Cap Average, the Lipper Growth Fund Average or other various unmanaged indices or results of other mutual funds or investment or savings vehicles. The Shares' investment results as used in such communications will be calculated on a yield or total return basis in the manner set forth herein. From time to time, fund rankings may be quoted from various sources, such as Lipper Analytical Services, Inc., Value Line and Morningstar, Inc.

The Trust may provide period and average annualized `total return'' quotations for the Shares. The Shares' `total return'' refers to the change in the value of an investment in the Shares over a stated period based on any change in net asset value per Share and including the value of any Shares purchasable with any dividends or capital gains distributed during such period. Period total return may be annualized. An annualized total return is a compounded total return which assumes that the period total return is generated over a one-year period, and that all dividends and capital gain distributions are reinvested. An annualized total return will be higher than a period total return if the period is shorter than one year, because of the compounding effect.

The Trust may provide annualized `yield'' quotations for the Shares. The `yield'' of the Shares refers to the income generated by an investment in the Shares over a 30-day or one-month period (which period shall be stated in any such advertisement or communications). This income is then annualized; that is, the amount generated by the investment over the period is assumed to be generated over a one-year period and is shown as a percentage of investment.

18

Unlike some bank deposits or other investments which pay a fixed yield for a stated period of time, the total return of the Fund will vary depending upon interest rates, the current market value of the securities held by the Fund and changes in the Shares' expenses. In addition, during certain periods for which total return or yield quotations may be provided, Bankers Trust, as Adviser, Service Agent or Administrator, may have voluntarily agreed to waive portions of their fees on a month-to-month basis. Such waivers will have the effect of increasing the Shares' net income (and therefore its total rate of return or yield) during the period such waivers are in effect.

Shareholders will receive financial reports semi-annually that include the Shares' financial statements, including listings of investment securities held by the Fund at those dates. Annual reports are audited by independent accountants.

MANAGEMENT OF THE TRUST
Board of Trustees

The affairs of the Trust are managed under the supervision of its Board of Trustees. By virtue of the responsibilities assumed by Bankers Trust, as the Administrator of the Trust, the Trust does not require employees other than its officers. None of the Trust's officers devote full time to the affairs of the Trust. For more information with respect to the Trustees of the Trust, see `Management of the Trust'' in the SAI.

Investment Adviser

The Trust has retained the services of Bankers Trust, as investment adviser. Mr. Anthony Takazawa, CFA, Vice President of Bankers Trust, has senior portfolio management responsibilities for the Fund. Mr. Takazawa joined Bankers Trust in 1996. He has eight years of investment and financial analysis experience. Previously, he worked at Phoenix Mutual Life Insurance Company as an investment analyst, portfolio manager and director of research.

Bankers Trust, a New York banking corporation with principal offices at 280 Park Avenue, New York, New York 10017, is a wholly owned subsidiary of Bankers Trust New York Corporation. Bankers Trust conducts a variety of general banking and trust activities and is a major wholesale supplier of financial services to the international and domestic institutional market. As of June 30, 1996, Bankers Trust New York Corporation was the seventh largest bank holding company in the United States with total assets of approximately $115 billion. Bankers Trust is a worldwide merchant bank dedicated to servicing the needs of corporations, governments, financial institutions and private clients through a global network of over 120 offices in more than 40 countries. Investment management is a core business of Bankers Trust, built on a tradition of excellence from its roots as a trust bank founded in 1903. The scope of Bankers Trust's investment management capability is unique due to its leadership positions in both active and passive quantitative management and its presence in major equity and fixed income markets around the world. Bankers Trust is one of the nation's largest and most experienced investment managers with approximately $215 billion in assets under management globally.

Bankers Trust has more than 50 years of experience managing retirement assets for the nation's largest corporations and institutions. In the past, these clients have been serviced through separate account and commingled fund structures. Now, the BT Family of Funds brings Bankers Trust's extensive investment management expertise-once available to only the largest institutions in the U.S.-to individual investors for the first time.

Bankers Trust's officers have had extensive experience in managing investment portfolios having objectives similar to those of the Fund. Bankers Trust, subject to the supervision and direction of the Board of Trustees of the Trust, manages the Fund, in accordance with the Fund's investment objective and stated investment policies, makes investment decisions for the Fund, places orders to purchase and sell securities and other financial instruments on behalf of the Fund and employs professional investment managers and securities analysts who provide research services to the Fund. Bankers Trust may utilize the expertise of any of its worldwide subsidiaries and affiliates to assist it in its role as investment adviser. All orders for investment transactions on behalf of the Fund are placed by Bankers Trust with broker-dealers and other financial intermediaries that it selects, including those affiliated with

19

Bankers Trust. A Bankers Trust affiliate will be used in connection with a purchase or sale of an investment for the Fund only if Bankers Trust believes that the affiliate's charge for the transaction does not exceed usual and customary levels. The Fund will not invest in obligations for which Bankers Trust or any of its affiliates is the ultimate obligor or accepting bank. The Fund may, however, invest in the obligations of correspondents or customers of Bankers Trust.

Under its Investment Advisory Agreement with the Trust, Bankers Trust receives a fee from the Fund computed daily and paid monthly at the annual rate of 0.65% of the average daily net assets of the Fund.

Prior to September 27, 1996, Bankers Trust received an identical fee pursuant to its Investment Advisory Agreement with the Portfolio. For the Portfolio's fiscal year ended September 30, 1996, Bankers Trust, after a partial waiver, was paid investment advisory fees by the Portfolio equal to 0.58% of the average daily net assets of the Portfolio.

Bankers Trust has been advised by its counsel that, in counsel's opinion, Bankers Trust currently may perform the services for the Trust described in this Prospectus and the SAI without violation of the Glass-Steagall Act or other applicable banking laws or regulations.

Administrator

Under its Administration and Services Agreement with the Trust, Bankers Trust calculates the NAV of the Fund and generally assists the Board of Trustees of the Trust in all aspects of the administration and operation of the Trust. The Administration and Services Agreement provides for the Trust to pay Bankers Trust a fee computed daily and paid monthly at the annual rate of 0.50% of the average daily net assets of the Fund. For the fiscal years of each the Fund and Portfolio ended September 30, 1996, after partial waivers, Bankers Trust received administrative service fees of 0.25% of the average daily net assets of the Fund and 0.05% of the average daily net assets of the Portfolio, respectively.

Under the Administration and Services Agreement, Bankers Trust may delegate one or more of its responsibilities to others, including Edgewood and its affiliates, at Bankers Trust's expense. For more information, see the SAI.

Distributor

Edgewood Services, Inc. is the principal distributor for Shares of the Fund. In addition, Edgewood and its affiliates provide the Trust with office facilities and currently provide administration and distribution services for other registered investment companies. The principal business address of Edgewood and its affiliates is Clearing Operations, P.O. Box 897, Pittsburgh, Pennsylvania 15230-0897.

Pursuant to the terms of the Trust's Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (the `Plan''), Edgewood may seek reimbursement in an amount not exceeding 0.20% of the Fund's average daily net assets annually for expenses incurred in connection with any activities primarily intended to result in the sale of the Fund's shares, including, but not limited to: compensation to and expenses (including overhead and telephone expenses) of account executives or other employees of Edgewood who, as their primary activity, engage in or support the distribution of Shares; printing of prospectuses, SAIs and reports for other than existing Fund shareholders in amounts in excess of that typically used in connection with the distribution of Shares; costs of placing advertising in various media; services of parties other than Edgewood or its affiliates in formulating sales literature; and typesetting, printing and distribution of sales literature. All costs and expenses in connection with implementing and operating the Plan will be paid by the Fund, subject to the 0.20% of net assets limitation. All costs and expenses associated with preparing the prospectus and statement of additional information and in connection with printing them for and distributing them to existing shareholders and regulatory authorities, which costs and expenses would not be considered distribution expenses for purposes of the Plan, will also be paid by the Fund. Expenses incurred in connection with distribution activities will be identified to the Fund or the other series of the Trust involved, although it is anticipated that some activities may be conducted on a Trust-wide basis, with the result that those activities will not be identifiable to any particular series. In the latter case, expenses will be allocated among the series of the Trust on the basis of their relative net assets. It is not expected that any payments will be made under the Plan in the foreseeable future.

20

Service Agent

All shareholders must be represented by a Service Agent. Bankers Trust acts as a Service Agent pursuant to its Administration and Services Agreement with the Trust and receives no additional compensation from the Fund for such shareholder services. The service fees of any other Service Agents, including broker-dealers and other financial intermediaries, will be paid by Bankers Trust from its fees. The services provided by a Service Agent may include establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder sub-accounting, answering client inquiries regarding the Trust, assisting clients in changing dividend options, account designations and addresses, providing periodic statements showing the client's account balance, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating and forwarding to the Trust executed proxies and obtaining such other information and performing such other services as the Administrator or the Service Agent's clients may reasonably request and agree upon with the Service Agent. Service Agents may separately charge their clients additional fees only to cover provision of additional or more comprehensive services not already provided under the Administration and Services Agreement with Bankers Trust, or of the type or scope not generally offered by a mutual fund, such as cash management services or enhanced retirement or trust reporting. In addition, investors may be charged a transaction fee if they effect transactions in Fund shares through a broker or agent. Each Service Agent has agreed to transmit to shareholders, who are its customers, appropriate disclosures of any fees that it may charge them directly.

Custodian and Transfer Agent

Bankers Trust acts as Custodian of the assets of the Trust and serves as the Transfer Agent for the Trust under the Administration and Services Agreement with the Trust.

Organization of the Trust

The Trust was organized on February 28, 1992, under the laws of the Commonwealth of Massachusetts. The Fund was established and designated as a separate series of the Trust on June 23, 1992. The Trust offers Shares of beneficial interest of separate series, par value $0.001 per share. On August 6, 1996, the Trustees of the Trust established and designated two classes of shares of beneficial interest of the Fund-the Advisor class of Shares and the Investment class of Shares. The shares of the other series of the Trust are offered through separate prospectuses. The Board of Trustees may establish additional series or add additional classes of shares to the Fund or other series of the Trust in the future. No series of shares has any preference over any other series.

The Trust is an entity commonly known as a `Massachusetts business trust.''Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations. When matters are submitted for shareholder vote, shareholders of a Fund will have one vote for each full share held and proportionate, fractional votes for fractional shares held. A separate vote of a Fund or Class is required on any matter affecting the Fund or Class on which shareholders are entitled to vote. Shareholders of a Fund or Class are not entitled to vote on Trust matters that do not affect that Fund or Class, respectively. There normally will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Any Trustee may be removed from office upon the vote of shareholders holding at least two-thirds of the Trust's outstanding shares at a meeting called for that purpose. The Trustees are required to call such a meeting upon the written request of shareholders holding at least 10% of the Trust's outstanding shares.

As of December 31, 1996, Northern Telecom Omnibus ACCO c/o Bankers Trust Company, Jersey City, New Jersey, owned 48.42% of the Investment Class Shares of the Fund and, therefore, may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of its shareholders.

21

BT PYRAMID MUTUAL FUNDS
BT Investment Equity Appreciation Fund

Investment Adviser and Administrator
BANKERS TRUST COMPANY
280 Park Avenue
New York, NY  10017

Distributor
Edgewood Services, Inc.
Clearing Operations
P.O. Box 897
Pittsburgh, PA  15230-0897

Custodian and Transfer Agent
BANKERS TRUST COMPANY
280 Park Avenue
New York, NY  10017

Independent Accountants
COOPERS & LYBRAND L.L.P.
1100 Main Street, Suite 900
Kansas City, MO  64105

Counsel
WILLKIE FARR & GALLAGHER
153 East 53rd Street
New York, NY  10022

No person has been authorized to give any information or to make any representations with respect to the Fund or the Shares other than those contained in the Trust's Prospectuses, its Statements of Additional Information or the Trust's official sales literature in connection with the offering of the Trust's shares and, if given or made, such other information or representations must not be relied on as having been authorized by the Trust. This Prospectus does not constitute an offer in any state in which, or to any person to whom, such offer may not lawfully be made.

Cusip #055922751
STA477300 (1/97)


                                                               STATEMENT OF
                                                     ADDITIONAL INFORMATION
                                                           JANUARY 31, 1997

BT PYRAMID MUTUAL FUNDS
u    BT INVESTMENT EQUITY APPRECIATION FUND
         INVESTMENT CLASS
         ADVISOR CLASS

BT Pyramid Mutual Funds (the "Trust") is an open-end management investment company that offers investors a selection of investment portfolios, each having distinct investment objectives and policies. This Statement of Additional Information relates to BT Investment Equity Appreciation Fund (the "Fund") which seeks capital growth over the long-term through investment primarily in companies with a strong profit growth orientation. Current income is a secondary goal.
   The Fund has two classes of shares, the Investment Class and the Advisor Class (each a `Class'' and collectively the ``Classes''). The Classes are sold by Edgewood Services, Inc. ("Edgewood"), the Trust's Distributor, to clients and customers (including affiliates and correspondents) of Bankers Trust Company ("Bankers Trust"), the Fund's investment adviser (`Adviser''), and to clients and customers of other organizations.
This Statement of Additional Information is not a Prospectus and is only authorized for distribution when preceded or accompanied by either the Investment Class' or Advisor Class' Prospectus both dated January 31, 1997. This Statement of Additional Information is intended to provide additional information regarding the activities and operations of the Trust and should be read in conjunction with either Prospectus. Each Prospectus provides the basic information investors should know before investing, and may be obtained without charge by calling the Trust at the telephone number listed below or by contacting any Service Agent. Capitalized terms not otherwise defined in this Statement of Additional Information have the meanings accorded to them in the Fund's Prospectuses.

                   INVESTMENT ADVISER AND ADMINISTRATOR
                           BANKERS TRUST COMPANY
                                DISTRIBUTOR
                          EDGEWOOD SERVICES, INC.


CLEARING OPERATIONS         PITTSBURGH, PENNSYLVANIA 15230-0897 (800) 730-
                                 1313
P.O. BOX 897


                           TABLE OF CONTENTS

Investment Objectives, Policies and Restrictions.................1
Performance Information..........................................15
Valuation of Securities; Redemptions and Purchases in Kind.......17
Management of the Trust..........................................18
Organization of the Trust........................................22
Taxation.........................................................23
Financial Statements.............................................23
Appendix:  Commercial Paper Ratings..............................A-1


             INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS
                           INVESTMENT OBJECTIVES
The investment objective of the Fund is described in the Fund's Prospectus. There can, of course, be no assurance that the Fund will achieve its investment objective.
                            INVESTMENT POLICIES
The following is a discussion of the various investments of and techniques employed by the Fund:
CERTIFICATES OF DEPOSIT AND BANKERS' ACCEPTANCES. Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.
COMMERCIAL PAPER. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts.
For a description of commercial paper ratings, see the Appendix to this Statement of Additional Information.
SHORT-TERM INSTRUMENTS. When the Fund experiences large cash inflows through the sale of securities and desirable equity securities, that are consistent with the Fund's investment objective, which are unavailable in sufficient quantities or at attractive prices, the Fund may hold short-term investments for a limited time pending availability of such equity securities. Short-term instruments consist of foreign and domestic: (i) short-term obligations of sovereign governments, their agencies, instrumentalities, authorities or political subdivisions; (ii) other short-term debt securities rated AA or higher by S&P or Aa or higher by Moody's or, if unrated, of comparable quality in the opinion of Bankers Trust; (iii) commercial paper; (iv) bank obligations, including negotiable certificates of deposit, time deposits and banker's acceptances; and (v) repurchase agreements. At the time the Fund invests in commercial paper, bank obligations or repurchase agreements, the issuer of the issuer's parent must have outstanding debt rated AA or higher by S&P or Aa or higher by Moody's or outstanding commercial paper or bank obligations rated A-1 by S&P or Prime-1 by Moody's; or, if no such ratings are available, the instrument must be of comparable quality in the opinion of Bankers Trust. These instruments may be denominated in U.S. dollars or in foreign currencies.
ILLIQUID SECURITIES. Historically, Illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "1933 Act"), securities which are otherwise not readily marketable and repurchase agreements having a remaining maturity of longer than seven days. Securities which have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.
In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.
   The Securities and Exchange Commission (the "SEC") has adopted
Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restriction on their resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act of resales of certain securities to qualified institutional buyers. The Adviser anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. (`NASD'').
The Adviser will monitor the liquidity of Rule 144A securities in the Fund's holdings under the supervision of the Trust's Board of Trustees. In reaching liquidity decisions, the Adviser will consider, among other things, the following factors: (i) the frequency of trades and quotes for the security; (ii) the number of dealers and other potential purchasers or sellers of the security; (iii) dealer undertakings to make a market in the security; and (iv) the nature of the security and of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).
   LENDING OF PORTFOLIO SECURITIES. The Fund has the authority to lend portfolio securities to brokers, dealers and other financial organizations. The Fund will not lend securities to Bankers Trust, Edgewood or their affiliates. By lending its securities, the Fund can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term securities or obtaining yield in the form of interest paid by the borrower when U.S. government obligations are used as collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund will adhere to the following conditions whenever its securities are loaned: (i) the Fund must receive at least 100 percent cash collateral or equivalent securities from the borrower; (ii) the borrower must increase this collateral whenever the market value of the securities including accrued interest rises above the level of the collateral; (iii) the Fund must be able to terminate the loan at any time; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (v) the Fund may pay only reasonable custodian fees in connection with the loan; and (vi) voting rights on the loaned securities may pass to the borrower; provided, however, that if a material event adversely affecting the investment occurs, the Board of Trustees must terminate the loan and regain the right to vote the securities.
FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS
GENERAL. The successful use of such instruments draws upon the Adviser's skill and experience with respect to such instruments and usually depends on the Adviser's ability to forecast interest rate and currency exchange rate movements correctly. Should interest or exchange rates move in an unexpected manner, the Fund may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize losses and thus will be in a worse position than if such strategies had not been used. In addition, the correlation between movements in the price of futures contracts or options on futures contracts and movements in the price of the securities and currencies hedged or used for cover will not be perfect and could produce unanticipated losses.
FUTURES CONTRACTS. The Fund may enter into contracts for the purchase or sale for future delivery of fixed-income securities, or contracts based on financial indices including any index of U.S. Government Securities, foreign government securities or corporate debt securities. U.S. futures contracts have been designed by exchanges which have been designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC"), and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Futures contracts trade on a number of exchange markets, and, through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange. The Fund may enter into futures contracts which are based on debt securities that are backed by the full faith and credit of the U.S. government, such as long-term U.S. Treasury Bonds, Treasury Notes, government National Mortgage Association modified pass-through mortgage-backed securities and three-month U.S. Treasury Bills. The Fund may also enter into futures contracts which are based on bonds issued by entities other than the U.S. government.
At the same time a futures contract is purchased or sold, the Fund must allocate cash or securities as a deposit payment ("initial deposit"). It is expected that the initial deposit would be approximately 1 1/2% to 5% of a contract's face value. Daily thereafter, the futures contract is valued and the payment of "variation margin" may be required, since each day the Fund would provide or receive cash that reflects any decline or increase in the contract's value.
At the time of delivery of securities pursuant to such a contract, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate from that specified in the contract. In some (but not many) cases, securities called for by a futures contract may not have been issued when the contract was written. Although futures contracts by their terms call for the actual delivery or acquisition of securities, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the securities. The offsetting of a contractual obligation is accomplished by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities. Since all transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, the Fund will incur brokerage fees when it purchases or sells futures contracts.
   The purpose of the acquisition or sale of a futures contract, in cases where the Fund holds or intends to acquire fixed-income securities, is to attempt to protect the Fund from fluctuations in interest or foreign exchange rates without actually buying or selling fixed-income securities or foreign currencies. For example, if interest rates were expected to increase, the Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by the Fund. If interest rates did increase, the value of the debt security in the Fund would decline, but the value of the futures contracts to the Fund would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. The Fund could accomplish similar results by selling debt securities and investing in bonds with short maturities when interest rates are expected to increase. However, since the futures market is more liquid than the cash market, the use of futures contracts as an investment technique allows the Fund to maintain a defensive position without having to sell its portfolio securities.
Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to attempt to hedge against anticipated purchases of debt securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of debt securities, the Fund could take advantage of the anticipated rise in the value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Fund could then buy debt securities on the cash market. To the extent the Fund enters into futures contracts for this purpose, the assets in the segregated asset account maintained to cover the Fund's obligations with respect to such futures contracts will consist of cash, cash equivalents or high quality liquid debt securities from its portfolio in an amount equal to the difference between the fluctuating market value of such futures contracts and the aggregate value of the initial and variation margin payments made by the Fund with respect to such futures contracts.
The ordinary spreads between prices in the cash and futures market, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest rate trends by the Adviser may still not result in a successful transaction.
In addition, futures contracts entail risks. Although the Adviser believes that use of such contracts will benefit the Fund, if the Adviser's investment judgment about the general direction of interest rates is incorrect, the Fund's overall performance would be poorer than if it had not entered into any such contract. For example, if the Fund has hedged against the possibility of an increase in interest rates which would adversely affect the price of debt securities held in its portfolio and interest rates decrease instead, the Fund will lose part or all of the benefit of the increased value of its debt securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell debt securities from its portfolio to meet daily variation margin requirements. Such sales of bonds may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so. OPTIONS ON FUTURES CONTRACTS. The Fund may purchase and write options on futures contracts for hedging purposes. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities. As with the purchase of futures contracts, when the Fund is not fully invested it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates.
The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the underlying security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the underlying security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Fund intends to purchase. If a put or call option the Fund has written is exercised, the Fund will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, the Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.
The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, the Fund may purchase a put option on a futures contract to hedge its portfolio against the risk of rising interest rates.
The amount of risk the Fund assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.
The Board of Trustees has adopted the requirement that futures contracts and options on futures contracts be used as a hedge and may also use stock index futures on a continual basis to equitize cash so that the fund may maintain 100% equity exposure. In addition to this requirement, the Board of Trustees has also adopted a restriction that the Fund will not enter into any futures contracts or options on futures contracts if immediately thereafter the amount of margin deposits on all the futures contracts of the Fund and premiums paid on outstanding options on futures contracts owned by the Fund (other than those entered into for bona fide hedging purposes) would exceed 5% of the market value of the total assets of the Fund.
OPTIONS ON FOREIGN CURRENCIES. The Fund may purchase and write options on foreign currencies for hedging purposes in a manner similar to that in which futures contracts on foreign currencies, or forward contracts, will be utilized. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, the Fund may purchase put options on the foreign currency. If the value of the currency does decline, the Fund will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.
Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, the Fund may purchase call options thereon. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Fund deriving from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options which would require it to forego a portion or all of the benefits of advantageous changes in such rates.


The Fund may write options on foreign currencies for the same types of hedging purposes. For example, where the Fund anticipates a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the options will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received.
Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, the Fund could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Fund to hedge such increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund also may be required to forego all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.
The Fund may write covered call options on foreign currencies. A call option written on a foreign currency by the Fund is "covered" if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its Custodian) upon conversion or exchange of other foreign currency held in its portfolio. A call option is also covered if the Fund has a call on the same foreign currency and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash, U.S. government securities and other high quality liquid debt securities in a segregated account with its custodian. The Fund also may write call options on foreign currencies that are not covered for cross-hedging purposes. A call option on a foreign currency is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against a decline in the U.S. dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option due to an adverse change in the exchange rate. In such circumstances, the Fund collateralizes the option by maintaining in a segregated account with its custodian, cash or U.S. government securities or other high quality liquid debt securities in an amount not less than the value of the underlying foreign currency in U.S. dollars marked to market daily.
ADDITIONAL RISKS OF OPTIONS ON FUTURES CONTRACTS, FORWARD CONTRACTS AND OPTIONS ON FOREIGN CURRENCIES. Unlike transactions entered into by the Fund in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. Similarly, options on currencies may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.
Moreover, the option writer and a trader of forward contracts could lose amounts substantially in excess of their initial investments, due to the margin and collateral requirements associated with such positions.
Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions.
In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation (the "OCC"), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting the Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.
The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.
As in the case of forward contracts, certain options on foreign currencies are traded over-the-counter and involve liquidity and credit risks which may not be present in the case of exchange-traded currency options. The Fund's ability to terminate over-the-counter options will be more limited than with exchange-traded options. It is also possible that broker-dealers participating in over-the-counter options transactions will not fulfill their obligations. Until such time as the staff of the SEC changes its position, the Fund will treat purchased over-the-counter options and assets used to cover written over-the-counter options as illiquid securities.
With respect to options written with primary dealers in U.S. government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to the repurchase formula.
In addition, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by: (i) other complex foreign political and economic factors; (ii) lesser availability than in the United States of data on which to make trading decisions; (iii) delays in the Portfolio's ability to act upon economic events occurring in foreign markets during nonbusiness hours in the United States; (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and
(v) lesser trading volume.
OPTIONS ON SECURITIES. The Fund may write (sell) covered call and put options to a limited extent on its portfolio securities ("covered options") in an attempt to increase income. However, the Fund may forgo the benefits of appreciation on securities sold or may pay more than the market price on securities acquired pursuant to call and put options written by the Fund. When the Fund writes a covered call option, it gives the purchaser of the option the right to buy the underlying security at the price specified in the option (the "exercise price") by exercising the option at any time during the option period. If the option expires unexercised, the Fund will realize income in an amount equal to the premium received for writing the option. If the option is exercised, a decision over which the Fund has no control, the Fund must sell the underlying security to the option holder at the exercise price. By writing a covered call option, the Fund forgoes, in exchange for the premium less the commission ("net premium"), the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price.
When the Fund writes a covered put option, it gives the purchaser of the option the right to sell the underlying security to the Fund at the specified exercise price at any time during the option period. If the option expires unexercised, the Fund will realize income in the amount of the premium received for writing the option. If the put option is exercised, a decision over which the Fund has no control, the Fund must purchase the underlying security from the option holder at the exercise price. By writing a covered put option, the Fund, in exchange for the net premium received, accepts the risk of a decline in the market value of the underlying security below the exercise price. The Fund will only write put options involving securities for which a determination is made at the time the option is written that the Fund wishes to acquire the securities at the exercise price.
The Fund may terminate its obligation as the writer of a call or put option by purchasing an option with the same exercise price and expiration date as the option previously written. This transaction is called a "closing purchase transaction." The Fund will realize a profit or loss from a closing purchase transaction if the amount paid to purchase an option is less or more, as the case may be, than the amount received from the sale thereof. To close out a position as a purchaser of an option, the Fund, may make a "closing sale transaction" which involves liquidating the Fund's position by selling the option previously purchased. Where the Fund cannot effect a closing purchase transaction, it may be forced to incur brokerage commissions or dealer spreads in selling securities it receives or it may be forced to hold underlying securities until an option is exercised or expires.
When the Fund writes an option, an amount equal to the net premium received by the Fund is included in the liability section of the Fund's Statement of Assets and Liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current market value of the option written. The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, the Fund will realize a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold), and the deferred credit related to such option will be eliminated. If a call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security and the proceeds of the sale will be increased by the premium originally received. The writing of covered call options may be deemed to involve the pledge of the securities against which the option is being written. Securities against which call options are written will be segregated on the books of the custodian for the Fund.
The Fund may purchase call and put options on any securities in which it may invest. The Fund would normally purchase a call option in anticipation of an increase in the market value of such securities. The purchase of a call option would entitle the Fund, in exchange for the premium paid, to purchase a security at a specified price during the option period. The Fund would ordinarily have a gain if the value of the securities increased above the exercise price sufficiently to cover the premium and would have a loss if the value of the securities remained at or below the exercise price during the option period.
The Fund would normally purchase put options in anticipation of a decline in the market value of securities in its portfolio ("protective puts") or securities of the type in which it is permitted to invest. The purchase of a put option would entitle the Fund, in exchange for the premium paid, to sell a security, which may or may not be held in the Fund's holdings, at a specified price during the option period. The purchase of protective puts is designed merely to offset or hedge against a decline in the market value of the Fund's holdings. Put options also may be purchased by the Fund for the purpose of affirmatively benefiting from a decline in the price of securities which the Fund does not own. The Fund would ordinarily recognize a gain if the value of the securities decreased below the exercise price sufficiently to cover the premium and would recognize a loss if the value of the securities remained at or above the exercise price. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of underlying portfolio securities.


The Fund has adopted certain other nonfundamental policies concerning option transactions which are discussed below. The Fund's activities in options may also be restricted by the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company.
The hours of trading for options on securities may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that cannot be reflected in the option markets. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.
The Fund may engage in over-the-counter options transactions with broker-dealers who make markets in these options. At present, approximately ten broker-dealers, including several of the largest primary dealers in U.S. government securities, make these markets. The ability to terminate over-the-counter option positions is more limited than with exchange-traded option positions because the predominant market is the issuing broker rather than an exchange, and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. To reduce this risk, the Fund will purchase such options only from broker-dealers who are primary government securities dealers recognized by the Federal Reserve Bank of New York and who agree to (and are expected to be capable of) entering into closing transactions, although there can be no guarantee that any such option will be liquidated at a favorable price prior to expiration. The Adviser will monitor the creditworthiness of dealers with whom the Fund enters into such options transactions under the general supervision of the Trust's Board of Trustees.
OPTIONS ON SECURITIES INDICES. In addition to options on securities, the Fund may also purchase and write (sell) call and put options on securities indices. Such options give the holder the right to receive a cash settlement during the term of the option based upon the difference between the exercise price and the value of the index. Such options will be used for the purposes described above under "Options on Securities."
Options on securities indices entail risks in addition to the risks of options on securities. The absence of a liquid secondary market to close out options positions on securities indices is more likely to occur, although the Fund generally will only purchase or write such an option if the Adviser believes the option can be closed out.
Use of options on securities indices also entails the risk that trading in such options may be interrupted if trading in certain securities included in the index is interrupted. The Fund will not purchase such options unless the Adviser believes the market is sufficiently developed such that the risk of trading in such options is no greater than the risk of trading in options on securities.
Price movements in the Fund's holdings may not correlate precisely with movements in the level of an index and, therefore, the use of options on indices cannot serve as a complete hedge. Because options on securities indices require settlement in cash, the Adviser may be forced to liquidate portfolio securities to meet settlement obligations.
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. Because the Fund may buy and sell securities denominated in currencies other than the U.S. dollar and receives interest, dividends and sale proceeds in currencies other than the U.S. dollar, the Portfolio from time to time may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. The Fund either enters into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or uses forward contracts to purchase or sell foreign currencies.
A forward foreign currency exchange contract is an obligation by the Fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward foreign currency exchange contract generally has no deposit requirement and is traded at a net price without commission. The Fund maintains with its custodian a segregated account of high grade liquid assets in an amount at least equal to its obligations under each forward foreign currency exchange contract. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of the Fund's securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.
The Fund may enter into foreign currency hedging transactions in an attempt to protect against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect the portfolio position or an anticipated investment position. Since consideration of the prospect for currency parities will be incorporated into Bankers Trust's long-term investment decisions, the Fund will not routinely enter into foreign currency hedging transactions with respect to security transactions; however, Bankers Trust believes that it is important to have the flexibility to enter into foreign currency hedging transactions when it determines that the transactions would be in the Fund's best interest. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of such securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.
While these contracts are not presently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event, the Fund's ability to utilize forward contracts in the manner set forth in the Prospectus may be restricted. Forward contracts may reduce the potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of foreign currency forward contracts may not eliminate fluctuations in the underlying U.S. dollar equivalent value of the prices or rates of return on the Fund's foreign currency denominated portfolio securities and the use of such techniques will subject the Fund to certain risks.


The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. In addition, the Fund may not always be able to enter into foreign currency forward contracts at attractive prices and this will limit the Fund's ability to use such contract to hedge or cross-hedge its assets. Also, with regard to the Fund's use of cross-hedges, there can be no assurance that historical correlations between the movement of certain foreign currencies relative to the U.S. dollar will continue. Thus, at any time poor correlation may exist between movements in the exchange rates of the foreign currencies underlying the Fund's cross-hedges and the movements in the exchange rates of the foreign currencies in which the Fund's assets that are the subject of such cross-hedges are denominated.
                              RATING SERVICES
The ratings of rating services represent their opinions as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings are an initial criterion for selection of portfolio investments, Bankers Trust also makes its own evaluation of these securities, subject to review by the Board of Trustees. After purchase by the Fund, an obligation may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event would require the Fund to eliminate the obligation from its portfolio, but Bankers Trust will consider such an event in its determination of whether the Fund should continue to hold the obligation.
A description of the ratings used herein and in the Prospectus is set forth in the Appendix to this Statement of Additional Information.


                          INVESTMENT RESTRICTIONS
The following investment restrictions are "fundamental policies" of the Fund and may not be changed without the approval of a "vote of a majority of the outstanding voting securities" of the Fund. "A vote of a majority of the outstanding voting securities" under the Investment Company Act of 1940, as amended (the "1940 Act"), and as used in this Statement of Additional Information and the Prospectus, means, the lesser of (i) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy or (ii) more than 50% of the outstanding shares of the Fund.
As a matter of fundamental policy, the Trust, with respect to the Fund, may not (except that no investment restriction of the Fund shall prevent the Fund from investing all of its investable assets in an open-end investment company with substantially the same investment objective):
        (1) borrow money or mortgage or hypothecate assets of the Fund, except that in an amount not to exceed 1/3 of the current value of the Fund's assets, it may borrow money as a temporary measure for extraordinary or emergency purposes and enter into reverse repurchase agreements or dollar roll transactions, and except that it may pledge, mortgage or hypothecate not more than 1/3 of such assets to secure such borrowings (it is intended that money would be borrowed only from banks and only either to accommodate requests for the withdrawal of beneficial interests (redemption of shares) while effecting an orderly liquidation of portfolio securities or to maintain liquidity in the event of an unanticipated failure to complete the portfolio security transaction or other similar situations) or reverse repurchase agreements, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered a pledge of assets for purposes of this restriction and except that assets may be pledged to secure letters of credit solely for the purpose of participating in a captive insurance company sponsored by the Investment Company Institute; for additional related restrictions, see clause (i) under the caption "Additional Restrictions" below;
     (2) underwrite securities issued by other persons except insofar as the Trust or the Fund may technically be deemed an underwriter under the 1933 Act in selling the portfolio security;
     (3) make loans to other persons except: (a) through the lending of the Fund's portfolio securities and provided that any such loans not exceed 30% of the Fund's net assets (taken at market value); (b) through the use of repurchase agreements or the purchase of short-term obligations; or (c) by purchasing a portion of an issue of debt securities of types distributed publicly or privately (under current regulations, the Fund's fundamental policy with respect to 20% risk weighing for financial institutions prevent the Fund from engaging in securities lending);
     (4) purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (except futures and option contracts) in the ordinary course of business (except that the Trust may hold and sell, for the Fund's portfolio, real estate acquired as a result of the Fund's ownership of securities);
     (5) concentrate its investments in any particular industry (excluding U.S. government securities), but if it is deemed appropriate for the achievement of the Fund's investment objective, up to 25% of its total assets may be invested in any one industry; and
     (6) issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction.


   ADDITIONAL RESTRICTIONS. In order to comply with certain statutes and policies, the Trust, on behalf of the Fund will not as a matter of operating policy:
          (i) borrow money (including through reverse repurchase or forward roll transactions) for any purpose in excess of 5% of the Fund's total assets (taken at cost), except that the Fund may borrow for temporary or emergency purposes up to 1/3 of its total assets;
          (ii) pledge, mortgage or hypothecate for any purpose in excess of 10% of the Fund's total assets (taken at market value), provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, and reverse repurchase agreements are not considered a pledge of assets for purposes of this restriction;
          (iii) purchase any security or evidence of interest therein on margin, except that such short-term credit as may be necessary for the clearance of purchases and sales of securities may be obtained and except that deposits of initial deposit and variation margin may be made in connection with the purchase, ownership, holding or sale of futures;
          (iv) sell securities it does not own (short sells) such that the dollar amount of such short sales at any one time exceeds 25% of the net equity of the Fund, and the value of securities of any one issuer in which the Fund is short exceeds the lesser of 2.0% of the value of the Fund's net assets or 2.0% of the securities of any class of any U.S. issuer and, provided that short sales may be made only in those securities which are fully listed on a national securities exchange or a foreign exchange (This provision does not include the sale of securities that the Fund contemporaneously owns or where the Fund has the right to obtain securities equivalent in kind and amount to those sold, i.e., short sales against the box.) (The Fund currently does not engage in short selling.);
          (v) invest for the purpose of exercising control or management of another company;
          (vi) purchase securities issued by any investment company except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, or except when such purchase, though not made in the open market, is part of a plan of merger or consolidation; provided, however, that securities of any investment company will not be purchased for the Fund if such purchase at the time thereof would cause: (a) more than 10% of the Fund's total assets (taken at the greater of cost or market value) to be invested in the securities of such issuers; (b) more than 5% of the Fund's total assets (taken at the greater of cost or market value) to be invested in any one investment company; or
          (c) more than 3% of the outstanding voting securities of any such issuer to be held for the Fund; provided further that, except in the case of a merger or consolidation, the Fund shall not purchase any securities of any open-end investment company unless
          (1) the investment adviser waives the investment advisory fee with respect to assets invested in other open-end investment companies and (2) the Fund incurs no sales charge in connection with the investment;
          (vii) invest more than 10% of the Fund's total assets (taken at the greater of cost or market value) in securities (excluding Rule 144A securities) that are restricted as to resale under the 1933 Act;
          (viii) invest more than 5% in securities that are issued by issuers which (including predecessors) have been in operation less than three years (other than U.S. government securities);
          (ix) invest more than 15% of the Fund's net assets (taken at the greater of cost or market value) in securities that are illiquid or not readily marketable excluding (a) Rule 144A securities that have been determined to be liquid by the Board of Trustees; and (b) commercial paper that is sold under section 4(2) of the 1933 Act which: (i) is not traded flat or in default as to interest or principal; and (ii) is rated in one of the two highest categories by at least two nationally recognized statistical rating organizations and the Trust's Board of Trustees have determined the commercial paper to be liquid; or
          (iii) is rated in one of the two highest categories by one nationally recognized statistical rating agency and the Trust's Board of Trustees has determined that the commercial paper is of equivalent quality and is liquid;
           (x) invest in securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Trust, or is an officer or director of the Adviser, if after the purchase of the securities of such issuer for the Fund one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities, or both, all taken at market value, of such issuer, and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities, or both, all taken at market value;
          (xi) invest in warrants (other than warrants acquired by the Fund as part of a unit or attached to securities at the time of purchase) if, as a result, the investments (valued at the lower of cost or market) would exceed 5% of the value of the Fund's net assets or if, as a result, more than 2% of the Fund's net assets would be invested in warrants not listed on a recognized United States or foreign stock exchange, to the extent permitted by applicable state securities laws;
          (xii) write puts and calls on securities unless each of the following conditions are met: (a) the security underlying the put or call is within the investment practices of the Fund and the option is issued by the OCC, except for put and call options issued by non-U.S. entities or listed on non-U.S. securities or commodities exchanges; (b) the aggregate value of the obligations underlying the puts determined as of the date the options are sold shall not exceed 5% of the Fund's net assets; (c) the securities subject to the exercise of the call written by the Fund must be owned by the Fund at the time the call is sold and must continue to be owned by the Fund until the call has been exercised, has lapsed, or the Fund has purchased a closing call, and such purchase has been confirmed, thereby extinguishing the Fund's obligation to deliver securities pursuant to the call it has sold; and (d) at the time a put is written, the Fund establishes a segregated account with its custodian consisting of cash or short-term U.S. government securities equal in value to the amount the Fund will be obligated to pay upon exercise of the put (this account must be maintained until the put is exercised, has expired, or the Fund has purchased a closing put, which is a put of the same series as the one previously written); and
          (xiii) buy and sell puts and calls on securities, stock index futures or options on stock index futures, or financial futures or options on financial futures unless such options are written by other persons and: (a) the options or futures are offered through the facilities of a national securities association or are listed on a national securities or commodities exchange, except for put and call options issued by non-U.S. entities or listed on non-U.S. securities or commodities exchanges; (b) the aggregate premiums paid on all such options which are held at any time do not exceed 20% of the Fund's total net assets; and (c) the aggregate margin deposits required on all such futures or options thereon held at any time do not exceed 5% of the Fund's total assets.
There will be no violation of any investment restrictions or policies (except with respect to illiquid securities) if that restriction is complied with at the time the relevant action is taken, notwithstanding a later change in the market value of an investment, in net or total assets, or in the change of securities rating of the investment, or any other later change.


                           BROKERAGE COMMISSIONS
The Adviser is responsible for decisions to buy and sell securities, futures contracts and options on such securities and futures for the Fund, the selection of brokers, dealers and futures commission merchants to effect transactions and the negotiation of brokerage commissions, if any. Broker-dealers may receive brokerage commissions on portfolio transactions, including options, futures and options on futures transactions and the purchase and sale of underlying securities upon the exercise of options. Orders may be directed to any broker-dealer or futures commission merchant, including to the extent and in the manner permitted by applicable law, Bankers Trust or its subsidiaries or affiliates. Purchases and sales of certain portfolio securities on behalf of the Fund are frequently placed by the Adviser with the issuer or a primary or secondary market-maker for these securities on a net basis, without any brokerage commission being paid by the Fund. Trading does, however, involve transaction costs. Transactions with dealers serving as market-makers reflect the spread between the bid and asked prices. Transaction costs may also include fees paid to third parties for information as to potential purchasers or sellers of securities. Purchases of underwritten issues may be made which will include an underwriting fee paid to the underwriter.
The Adviser seeks to evaluate the overall reasonableness of the brokerage commissions paid (to the extent applicable) in placing orders for the purchase and sale of securities for the Fund taking into account such factors as price, commission (negotiable in the case of national securities exchange transactions), if any, size of order, difficulty of execution and skill required of the executing broker-dealer through familiarity with commissions charged on comparable transactions, as well as by comparing commissions paid by the Fund to reported commissions paid by others. The


Adviser reviews on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons. The Adviser is authorized, consistent with Section 28(e) of the Securities Exchange Act of 1934, as amended, when placing portfolio transactions for the Fund with a broker to pay a brokerage commission (to the extent applicable) in excess of that which another broker might have charged for effecting the same transaction on account of the receipt of research, market or statistical information. The term "research, market or statistical information" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts.
Consistent with the policy stated above, the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and such other policies as the Trustees of the Trust may determine, the Adviser may consider sales of shares of the Trust and of other investment company clients of Bankers Trust as a factor in the selection of broker-dealers to execute portfolio transactions. Bankers Trust will make such allocations if commissions are comparable to those charged by nonaffiliated, qualified broker-dealers for similar services.
Higher commissions may be paid to firms that provide research services to the extent permitted by law. Bankers Trust may use this research information in managing the Fund's assets, as well as the assets of other clients.
Except for implementing the policies stated above, there is no intention to place portfolio transactions with particular brokers or dealers or groups thereof. In effecting transactions in over-the-counter securities, orders are placed with the principal market-makers for the security being traded unless, after exercising care, it appears that more favorable results are available otherwise.
Although certain research, market and statistical information from brokers and dealers can be useful to the Fund and to the Adviser, it is the opinion of the management of the Fund that such information is only supplementary to the Adviser's own research effort, since the information must still be analyzed, weighed and reviewed by the Adviser's staff. Such information may be useful to the Adviser in providing services to clients other than the Fund, and not all such information is used by the Adviser in connection with the Fund. Conversely, such information provided to the Adviser by brokers and dealers through whom other clients of the Adviser effect securities transactions may be useful to the Adviser in providing services to the Fund.
In certain instances there may be securities which are suitable for the Fund as well as for one or more of the Adviser's other clients. Investment decisions for the Fund and for the Adviser's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients.
Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Fund in concerned. However, it is believed that the ability of the Fund to participate in volume transactions will produce better executions for the Fund.
   Prior to September 27, 1996, the Fund sought to achieve the investment objective by investing all of its investable assets in the Capital Appreciation Portfolio (the "Portfolio"), which is a separate registered
investment company with an identical investment objective.   The Fund's
fiscal year end is September 30. Formerly, both the Fund's and the Portfolio's fiscal year end was December 31. For the fiscal year ended September 30, 1996, the period from January 1, 1995 to September 30, 1995, and the fiscal year ended December 31, 1994, the Portfolio paid brokerage commissions in the amount of $648,897, $247,868, and $162,941 respectively.
                          PERFORMANCE INFORMATION
                     STANDARD PERFORMANCE INFORMATION
From time to time, quotations of the Class' performance may be included in advertisements, sales literature or shareholder reports. These performance figures are calculated in the following manner:
TOTAL RETURN: A Class' average annual total return is calculated for certain periods by determining the average annual compounded rates of return over those periods that would cause an investment of $1,000 (made at the maximum public offering price with all distributions reinvested) to reach the value of that investment at the end of the periods. A Class may also calculate total return figures which represent aggregate performance over a period or year-by-year performance.
   Prior to September 27, 1996, the Fund did not offer classes of shares and the performance of the Investment Class was that of the Fund's.
The Fund's average annual total returns for Investment Class shares for the one-year period ended September 30, 1996, and for the period from October


12, 1993, (commencement of operations), through September 30, 1996, were 12.45%, and 16.91%, respectively.
PERFORMANCE RESULTS: Any total return quotation provided for the Fund should not be considered as representative of the performance of the Fund in the future since the net asset value and public offering price of shares of the Fund will vary based not only on the type, quality and maturities of the securities held in its portfolio, but also on changes in the current value of such securities and on changes in the expenses of the Fund. These factors and possible differences in the methods used to calculate total return should be considered when comparing the total return of the Fund to total returns published for other investment companies or other investment vehicles. Total return reflects the performance of both principal and income.
                      COMPARISON OF FUND PERFORMANCE
Comparison of the quoted nonstandardized performance of various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effect of the methods used to calculate performance when comparing performance of the Fund with performance quoted with respect to other investment companies or types of investments.
In connection with communicating its performance to current or prospective shareholders, the Fund also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs. Evaluations of the Fund's performance made by independent sources may also be used in advertisements concerning the Fund. Sources for the Fund's performance information could include the following:


   Asian Wall Street Journal, a weekly Asian newspaper that often reviews U.S. mutual funds investing internationally.
Barron's, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews mutual fund performance data.
Business Week, a national business weekly that periodically reports the performance rankings and ratings of a variety of mutual funds investing abroad.
Changing Times, The Kiplinger Magazine, a monthly investment advisory publication that periodically features the performance of a variety of securities.
Consumer Digest, a monthly business/financial magazine that includes a "Money Watch" section featuring financial news.
Financial Times, Europe's business newspaper, which features from time to time articles on international or country-specific funds.
Financial World, a general business/financial magazine that includes a "Market Watch" department reporting on activities in the mutual fund industry.
Forbes, a national business publication that from time to time reports the performance of specific investment companies in the mutual fund industry. Fortune, a national business publication that periodically rates the performance of a variety of mutual funds.
Global Investor, a European publication that periodically reviews the performance of U.S. mutual funds investing internationally.
Investor's Daily, a daily newspaper that features financial, economic and business news.
Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis, a weekly publication of industry-wide mutual fund averages by type of fund. Money, a monthly magazine that from time to time features both specific funds and the mutual fund industry as a whole.


Morningstar Inc., a publisher of financial information and mutual fund research.
New York Times, a nationally distributed newspaper which regularly covers financial news.
Personal Investing News, a monthly news publication that often reports on investment opportunities and market conditions.
Personal Investor, a monthly investment advisory publication that includes a "Mutual Funds Outlook" section reporting on mutual fund performance measures, yields, indices and portfolio holdings.
Success, a monthly magazine targeted to the world of entrepreneurs and growing business, often featuring mutual fund performance data.
U.S. News and World Report, a national business weekly that periodically reports mutual fund performance data.
Value Line, a biweekly publication that reports on the largest 15,000 mutual funds.
Wall Street Journal, a Dow Jones and Company, Inc. newspaper which regularly covers financial news.
Weisenberger Investment Companies Services, an annual compendium of information about mutual funds and other investment companies, including comparative data on funds' backgrounds, management policies, salient features, management results, income and dividend records, and price ranges.
Working Women, a monthly publication that features a "Financial Workshop" section reporting on the mutual fund/financial industry.


        VALUATION OF SECURITIES; REDEMPTIONS AND PURCHASES IN KIND
Equity and debt securities (other than short-term debt obligations maturing in 60 days or less), including listed securities and securities for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Short-term debt obligations and money market securities maturing in 60 days or less are valued at amortized cost, which approximates market.
Securities for which market quotations are not readily available are valued by Bankers Trust pursuant to procedures adopted by the Trust's Board of Trustees. It is generally agreed that securities for which market quotations are not readily available should not be valued at the same value as that carried by an equivalent security which is readily marketable.
The problems inherent in making a good faith determination of value are recognized in the codification effected by SEC Financial Reporting Release No. 1 ("FRR 1" (formerly Accounting Series Release No. 113)) which concludes that there is "no automatic formula" for calculating the value of restricted securities. It recommends that the best method simply is to consider all relevant factors before making any calculation. According to FRR 1 such factors would include consideration of the:
     type of security involved, financial statements, cost at date of purchase, size of holding, discount from market value of unrestricted securities of the same class at the time of purchase, special reports prepared by analysts, information as to any transactions or offers with respect to the security, existence of merger proposals or tender offers affecting the security, price and extent of public trading in similar securities of the issuer or comparable companies, and other relevant matters.
To the extent that the Fund purchases securities which are restricted as to resale or for which current market quotations are not readily available,


the Adviser will value such securities based upon all relevant factors as outlined in FRR 1.
The Trust, on behalf of the Fund, reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or withdrawal by making payment in whole or in part in readily marketable securities chosen by the Trust, and valued as they are for purposes of computing the Class' net asset values (a redemption in kind). If payment is made to a Fund shareholder in securities, an investor, including the Fund, may incur transaction expenses in converting these securities into cash. The Trust, on behalf of the Fund, has elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which the Fund is obligated to redeem shares with respect to any one investor during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund's Classes at the beginning of the period.
The Fund may, at its own option, accept securities in payment for shares of a class. The securities delivered in payment for shares are valued by the method described under "Net Asset Value" as of the day the Fund receives the securities. This may be a taxable transaction to the shareholder. (Consult your tax adviser for future tax guidance.) Securities may be accepted in payment for shares only if they are, in the judgment of Bankers Trust, appropriate investments for the Fund. In addition, securities accepted in payment for shares must: (i) meet the investment objective and policies of the acquiring Fund; (ii) be acquired by the applicable Fund for investment and not for resale (other than for resale to the Fund); (iii) be liquid securities which are not restricted as to transfer either by law or liquidity of the market; and (iv) if stock, have a value which is readily ascertainable as evidenced by a listing on a stock exchange, over-the-counter market or by readily available market quotations from a dealer in such securities. The Fund reserves the right to accept or reject at its own option any and all securities offered in payment for its shares.
      {PRIVATE }MANAGEMENT OF THE TRUST{TC "MANAGEMENT OF THE TRUST"}
The Board of Trustees is composed of persons experienced in financial matters who meet throughout the year to oversee the activities of the Fund. In addition, the Trustees review contractual arrangements with companies that provide services to the Fund and review the Fund's performance.
   The Trustees and officers of the Trust, their birthdates and their principal occupations during the past five years are set forth below.
Their titles may have varied during that period. Unless otherwise indicated, the address of each officer is Clearing Operations, P.O. Box 897, Pittsburgh, Pennsylvania 15230-0897.
                           TRUSTEES OF THE TRUST
HARRY VAN BENSCHOTEN (birthdate: February 18, 1928) -- Trustee; retired (since 1987); Director, Canada Life Insurance Corporation of New York and Competitive Technologies, Inc., a public company listed on the American Stock Exchange; Corporate Vice President, Newmont Mining Corporation (prior to 1987). His address is 6581 Ridgewood Drive, Naples, Florida 33963. MARTIN J. GRUBER (birthdate: July 15, 1937) -- Trustee; Chairman of the Finance Department and Nomura Professor of Finance, Leonard N. Stern School of Business, New York University (since 1964). His address is 229 S. Irving Street, Ridgewood, New Jersey 07450.
KELVIN J. LANCASTER (birthdate: December 10, 1924) -- Trustee; Professor, Department of Economics, Columbia University. His address is 35 Claremont Avenue, New York, New York 10027.
PHILIP W. COOLIDGE* (birthdate: September 2, 1951) -- President and Trustee; Chairman, Chief Executive Officer and President, Signature Financial Group, Inc. ("SFG") (since December, 1988) and Signature (since


April, 1989).  His address is 6 St. James Avenue, Boston, Massachusetts
02116.
*Indicates an `interested person'' (as defined by the 1940 Act) of the
Trust.
                           OFFICERS OF THE TRUST
RONALD M. PETNUCH (birthdate: February 27, 1960) -- President and Treasurer; Senior Vice President, Federated Services Company (`FSC''); formerly, Director of Proprietary Client Services, Federated Administrative Services (`FAS''), and Associate Corporate Counsel, Federated Investors (`FI'').
CHARLES L. DAVIS, JR. (birthdate: March 23, 1960)-- Vice President and Assistant Treasurer; Vice President, FAS.
JAY S. NEUMAN (birthdate: April 22, 1950) -- Secretary; Corporate Counsel,
FI.
Messrs. Coolidge, Petnuch, Davis, and Neuman also hold similar positions for other investment companies for which Signature or Edgewood, respectively, serves as the principal underwriter.
For the fiscal year ended September 30, 1996, the Fund incurred Trustees fees equal to $7,716 and during the same period the Portfolio incurred Trustees fees equal to $2,628.
The following table reflects fees paid to the Trustees for the year ended September 30, 1996.
                        TRUSTEE COMPENSATION TABLE
Name,                    Aggregate                Total
Position With            Compensation             Compensation
Trust/Portfolio          From Trust               From Fund Complex**


Harry Van Benschoten          $13,000                  $23.000


Trustee of Trust
Philip W. Coolidge            none                     none
Trustee of Trust
and Portfolio
Martin J. Gruber              $13,000                  $23,000
Trustee of Trust
Kelvin J. Lancaster           $13,000                  $23,000
Trustee of Trust
Charles P. Biggar             none                     none
Trustee of Portfolio
S. Leland Dill                none                     none
Trustee of Portfolio
Philip Saunders, Jr.          none                     none
Trustee of Portfolio
** Aggregated information is furnished for the BT Family of Funds which consists of the following: BT Investment Funds, BT Institutional Funds, BT Pyramid Funds, BT Advisor Funds, BT Investment Portfolios, Cash Management Portfolio, Treasury Money Portfolio, Tax Free Money Portfolio, NY Tax Free Money Portfolio, International Equity Portfolio, Utility Portfolio, Short Intermediate US Government Securities Portfolio, Intermediate Tax Free Portfolio, Asset Management Portfolio, Equity 500 Index Portfolio, and Capital Appreciation Portfolio.
Bankers Trust reimbursed the Fund and Portfolio for a portion of their Trustees fees for the period above. See "Investment Adviser" and "Administrator" below.
As of December 31, 1996, the Trustees and officers of the Trust owned in the aggregate less than 1% of the shares of the Fund or Trust (all series taken together).


As of December 31, 1996, the following Shareholders of record owned 5% or more of the outstanding Shares of the Fund: Northern Telecom Omnibus ACCO, Jersey City, New Jersey, owned approximately 5,330,866 shares (48.42%); Bankers Trust Company as Trustee for Hanson Industries Plan 401(k), Jersey City, New Jersey, owned approximately 1,560,045 shares (14.17%); Bankers Trust Company as Trustee for Westinghouse Savannah River/BE Savannah River, Inc., Jersey City New Jersey, owned approximately 1,555,193 shares (14.13%); Bankers Trust Company as Trustee for Millennium Chemicals 401(k), Jersey City, New Jersey, owned approximately 992,921 shares (9.02%); and Bankers Trust Company as Trustee for U.S. Industries Plan 401(k), Jersey City, New Jersey, owned approximately 779,482 shares (7.08%).
                            INVESTMENT ADVISER
Under the terms of the investment advisory agreement with Bankers Trust (the "Advisory Agreement"), Bankers Trust manages the Fund subject to the supervision and direction of the Board of Trustees of the Trust. Bankers Trust will: (i) act in strict conformity with the Trust's Declaration of Trust, the 1940 Act and the Investment Advisers Act of 1940, as the same may from time to time be amended; (ii) manage the Fund in accordance with the Fund's investment objective, restrictions and policies; (iii) make investment decisions for the Fund; and (iv) place purchase and sale orders for securities and other financial instruments on behalf of the Fund.
   Bankers Trust bears all expenses in connection with the performance of services under the Advisory Agreement. The Trust bears certain other expenses incurred in its operation, including: taxes, interest, brokerage fees and commissions, if any; fees of Trustees of the Trust who are not officers, directors or employees of Bankers Trust, Edgewood or any of their affiliates; SEC fees and state Blue Sky qualification fees; certain insurance premiums; outside auditing and legal expenses; costs of maintenance of corporate existence; costs attributable to investor services, including, without limitation, telephone and personnel expenses; costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders; costs of shareholders' reports and meetings of shareholders, officers and Trustees of the Trust; and any extraordinary expenses.
For the fiscal year ended September 30, 1996, the period from January 1, 1995, to September 30, 1995, and the year ended December 31, 1994, Bankers Trust earned $1,225,764, $482,453, and $329,399, respectively, as compensation for investment advisory services provided to the Portfolio. During the same periods, Bankers Trust reimbursed $319,524, $131,702, and $114,930, respectively, to the Portfolio to cover expenses.
Bankers Trust may have deposit, loan and other commercial banking relationships with the issuers of obligations which may be purchased on behalf of the Fund, including outstanding loans to such issuers which could be repaid in whole or in part with the proceeds of securities so purchased. Such affiliates deal, trade and invest for their own accounts in such obligations and are among the leading dealers of various types of such obligations. Bankers Trust has informed the Fund that, in making its investment decisions, it does not obtain or use material inside information in its possession or in the possession of any of its affiliates. In making investment recommendations for the Fund, Bankers Trust will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Fund is a customer of Bankers Trust, its parent or its subsidiaries or affiliates and, in dealing with its customers, Bankers Trust, its parent, subsidiaries and affiliates will not inquire or take into consideration whether securities of such customers are held by any fund managed by Bankers Trust or any such affiliate.
Each Class' prospectus contains disclosure as to the amount of Bankers Trust's investment advisory and administration and services fees, including waivers thereof. Bankers Trust may not recoup any of its waived investment advisory or administration and services fees. Such waivers by Bankers Trust shall stay in effect for at least 12 months.
                               ADMINISTRATOR
   Under the administration and services agreements, Bankers Trust is obligated on a continuous basis to provide such administrative services as the Board of Trustees of the Trust reasonably deem necessary for the proper administration of the Trust. Bankers Trust will: generally assist in all aspects of the Fund's operations; supply and maintain office facilities (which may be in Bankers Trust's own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and recordkeeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), custodial and transfer agency services, executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; provide monitoring reports and assistance regarding compliance with Declarations of Trust, by-laws, investment objectives and policies and with Federal and state securities laws; arrange for appropriate insurance coverage; calculate net asset values, net income and realized capital gains or losses; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services.
Pursuant to a sub-administration agreement, (the "Sub-Administration Agreement") FSC performs such sub-administration duties for the Trust as from time to time may be agreed upon by Bankers Trust and FSC. The Sub-Administration Agreement provides that FSC will receive such compensation as from time to time may be agreed upon by FSC and Bankers Trust. All such compensation will be paid by Bankers Trust.
For the fiscal year ended September 30, 1996, the period from January 1, 1995 to September 30, 1995, and the fiscal year ended December 31, 1994, Bankers Trust earned $502,895, $155,327, and $101,002, respectively, as compensation for administrative and other services provided to the Fund. During the same periods, Bankers Trust reimbursed $94,051, $57,346, and $59,973, respectively, to the Fund to cover expenses.
For the fiscal year ended September 30, 1996,, the period from January 1, 1995 to September 30, 1995, and the year ended December 31, 1994, Bankers Trust earned $188,579, $74,224, and $50,677, respectively, as compensation for administrative and other services provided to the Portfolio.
Bankers Trust has agreed that if in any fiscal year the aggregate expenses of the Fund (including fees pursuant to the Advisory Agreement, but excluding interest, taxes, brokerage and, if permitted by the relevant state securities commissions, extraordinary expenses) exceed the expense limitation of any state having jurisdiction over the Fund, Bankers Trust will reimburse the Fund for the excess expense to the extent required by state law. As of the date of this Statement of Additional Information, the most restrictive annual expense limitation applicable to any Fund or Class is 2.50% of the Fund's or Class' first $30 million of average annual net assets, 2.00% of the next $70 million of average annual net assets and 1.50% of the remaining average annual net assets.


                       CUSTODIAN AND TRANSFER AGENT
Bankers Trust, 280 Park Avenue, New York, New York 10017, serves as Custodian for the Trust pursuant to the administration and services agreements. As Custodian, it holds the Fund's assets. Bankers Trust also serves as transfer agent of the Trust pursuant to the respective administration and services agreement. Under its transfer agency agreement with the Trust, Bankers Trust maintains the shareholder account records for each Class of Shares of the Fund, handles certain communications between shareholders and the Trust and causes to be distributed any dividends and distributions payable by the Trust. Bankers Trust may be reimbursed by the Fund for its out-of-pocket expenses. Bankers Trust will comply with the self-custodian provisions of Rule 17f-2 under the 1940 Act.
                                USE OF NAME
The Trust and Bankers Trust have agreed that the Trust may use "BT" as part of its name for so long as Bankers Trust serves as investment adviser to the Portfolio. The Trust has acknowledged that the term "BT" is used by and is a property right of certain subsidiaries of Bankers Trust and that those subsidiaries and/or Bankers Trust may at any time permit others to use that term.
The Trust may be required, on 60 days' notice from Bankers Trust at any time, to abandon use of the acronym "BT" as part of its name. If this were to occur, the Trustees would select an appropriate new name for the Trust, but there would be no other material effect on the Trust, its shareholders or activities.


                        BANKING REGULATORY MATTERS
Bankers Trust has been advised by its counsel that in its opinion Bankers Trust may perform the services for the Fund contemplated by the Advisory Agreement and other activities for the Fund described in the Prospectus and this Statement of Additional Information without violation of the Glass-Steagall Act or other applicable banking laws or regulations. However, counsel has pointed out that future changes in either Federal or state statutes and regulations concerning the permissible activities of banks or trust companies, as well as future judicial or administrative decisions or interpretations of present and future statutes and regulations, might prevent Bankers Trust from continuing to perform those services for the Trust. State laws on this issue may differ from the interpretations of relevant Federal law and banks and financial institutions may be required to register as dealers pursuant to state securities law. If the circumstances described above should change, the Board of Trustees would review the relationship with Bankers Trust and consider taking all actions necessary in the circumstances.
                    COUNSEL AND INDEPENDENT ACCOUNTANTS
Willkie Farr & Gallagher, One Citicorp Center, 153 East 53rd Street, New York, New York 10022-4669, serves as Counsel to the Trust. Coopers & Lybrand L.L.P., 1100 Main Street, Suite 900, Kansas City, Missouri 64105 acts as Independent Accountants of the Trust.
                         ORGANIZATION OF THE TRUST
Shares of the Trust do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect all Trustees. Shares are transferable but have no preemptive, conversion or subscription rights. Shareholders generally vote by Fund, except with respect to the election of Trustees and the ratification of the selection of independent accountants.


Massachusetts law provides that shareholders could under certain circumstances be held personally liable for the obligations of the Trust. However, the Trust's Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee. The Declaration of Trust provides for indemnification from the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations, a possibility that the Trust believes is remote. Upon payment of any liability incurred by the Trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Trust. The Trustees intend to conduct the operations of the Trust in a manner so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Trust.
The Trust was organized on February 28, 1992.
                                 TAXATION
                           TAXATION OF THE FUND
The Trust intends to qualify annually and to elect the Fund to be treated as a regulated investment company under the Code.
As a regulated investment company, the Fund will not be subject to U.S. Federal income tax on its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, that it distributes to shareholders. The Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gains, and therefore does not anticipate incurring a Federal income tax liability.


                              OTHER TAXATION
The Trust is organized as a Massachusetts business trust and, under current law, neither the Trust nor the Fund is liable for any income or franchise tax in the Commonwealth of Massachusetts, provided that the Fund continues to qualify as a regulated investment company under Subchapter M of the Code.
Fund shareholders may be subject to state and local taxes on the Fund distributions. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.
                           FINANCIAL STATEMENTS
   The financial statements for the Fund for the period ended September 30, 1996, are incorporated herein by reference to the Fund's Annual Report dated September 30, 1996 (File Nos. 33-45973 and 811-06576). A copy of the Annual Report may be obtained without charge by contacting the Fund.


                                 APPENDIX
                         COMMERCIAL PAPER RATINGS
S&P'S COMMERCIAL PAPER RATINGS
A is the highest commercial paper rating category utilized by S&P, which uses the numbers 1+, 1, 2 and 3 to denote relative strength within its A classification. Commercial paper issues rated A by S&P have the following characteristics: Liquidity ratios are better than industry average. Long-term debt rating is A or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow are in an upward trend. Typically, the issuer is a strong company in a well-established industry and has superior management.
MOODY'S COMMERCIAL PAPER RATINGS
Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.
Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


Issuers rated Prime-3 (or related supporting institutions) have an acceptable capacity for repayment of short-term promissory obligations.
The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.
FITCH INVESTORS SERVICE AND DUFF & PHELPS COMMERCIAL PAPER RATINGS Commercial paper rated "Fitch-1" is considered to be the highest grade paper and is regarded as having the strongest degree of assurance for timely payment. "Fitch-2" is considered very good grade paper and reflects an assurance of timely payment only slightly less in degree than the strangest issue.
Commercial paper issues rated "Duff 1" by Duff & Phelps, Inc. have the following characteristics: very high certainty of timely payment, excellent liquidity factors supported by strong fundamental protection factors, and risk factors which are very small. Issues rated "Duff 2" have a good certainty of timely payment, sound liquidity factors and company fundamentals, small risk factors, and good access to capital markets.



                   INVESTMENT ADVISER AND ADMINISTRATOR
                           BANKERS TRUST COMPANY
                                DISTRIBUTOR
                          EDGEWOOD SERVICES, INC.
                       CUSTODIAN AND TRANSFER AGENT
                           BANKERS TRUST COMPANY
                          INDEPENDENT ACCOUNTANTS
                         COOPERS & LYBRAND L.L.P.
                                  COUNSEL
                         WILLKIE FARR & GALLAGHER
No person has been authorized to give any information or to make any representations other than those contained in the Trust's Prospectus, its Statement of Additional Information or the Trust's official sales literature in connection with the offering of the Trust's shares and, if given or made, such other information or representations must not be relied on as having been authorized by the Trust. Neither the Prospectus nor this Statement of Additional Information constitutes an offer in any state in which, or to any person to whom, such offer may not lawfully be made.
o  BT PYRAMID MUTUAL FUNDS  o
         CUSIP # 055922751
         STA518400 (1/97)



BT Investment
Limited Term U.S. Government Securities Fund
Seeks high current income, through investment in short and intermediate term U.S. Government Securities, to the extent consistent with the preservation of capital.
PROSPECTUS

JANUARY 31, 1997

BT Pyramid Mutual Funds (the `Trust'') is an open-end, management investment company (mutual fund) which consists of a number of separate investment funds.

Please read this Prospectus carefully before investing and retain it for future reference. It contains important information about the BT Investment Limited U.S. Government Securities Fund (the `Fund'') that you should know and can refer to in deciding whether the Fund's goals match your own.

A Statement of Additional Information (`SAI'') with the same date has been filed with the Securities and Exchange Commission (`SEC''), and is incorporated herein by reference. You may request a free copy of the SAI by calling the Fund's Service Agent at 1-800-730-1313.

Unlike other mutual funds, the Fund seeks to achieve its investment objective by investing all of its investable assets (`Assets'') in the Short/Intermediate U.S. Government Securities Portfolio (the
`Portfolio''), a separate investment company with an identical investment objective. The investment performance of the Fund will correspond directly to the investment performance of the Portfolio. See `Special Information Concerning Master-Feeder Fund Structure''herein.

Bankers Trust Company (`Bankers Trust'') is the investment adviser (the `Adviser'') of the Portfolio. Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, Bankers Trust or any other banking or depository institution. Shares are not Federally guaranteed or insured by the Federal Deposit Insurance Corporation (`FDIC''), the U.S. government, the Federal Reserve Board or any other agency and are subject to investment risk, including the possible loss of principal amount invested.

LIKE SHARES OF ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Edgewood Services, Inc.
Clearing Operations o P.O. Box 897 o Pittsburgh, Pennsylvania o 15230-
0897

TABLE OF CONTENTS

                                                                 PAGE

The Fund                                                         3
Who May Want to Invest                                           3
Summary of Fund Expenses                                         4
Financial Highlights                                             5


Investment Objective and Policies                                6
Risk Factors: Matching the Fund to Your Investment Needs         8
Net Asset Value                                                  10
Purchase and Redemption of Shares                                11
Dividends, Distributions and Taxes                               15
Performance Information and Reports                              16
Management of the Trust and Portfolio                            17

2

THE FUND
The Fund seeks a high level of current income consistent with preservation of capital. The Trust seeks to achieve the investment objective of the Fund by investing all of the Assets of the Fund in the Short/Intermediate U.S. Government Securities Portfolio, which has the same investment objective as the Fund. The Portfolio invests 100% of its assets in U.S. Government Securities including repurchase agreements secured by U.S. Government Securities.

WHO MAY WANT TO INVEST
The Fund is designed for conservative investors looking for a relatively stable, high quality investment.

The Fund offers investors a convenient means of participating in a managed, diversified pool of short-term and intermediate-term U.S. Government Securities while relieving those investors of the administrative burdens typically associated with purchasing and holding these instruments, such as coordinating maturities and reinvestments, providing for safekeeping and maintaining detailed records. The Fund's yield normally is expected to be higher than a money market fund but lower than a longer-term or lower quality bond fund.

3

SUMMARY OF FUND EXPENSES
The following table provides (i) a summary of expenses relating to purchases and sales of the shares of the Fund and the annual operating expenses of the Fund and the expenses of the Portfolio, as a percentage of average net assets of the Fund and (ii) an example illustrating the dollar cost of such expenses on a $1,000 investment in the Fund. The Trustees of the BT Pyramid Mutual Funds believe that the aggregate per share expenses of the Fund and the Portfolio will be less than or approximately equal to the expenses which that Fund would incur if the Trust retained the services of an investment adviser and the Assets of that Fund were invested directly in the type of securities being held by the corresponding Portfolio.

Annual Operating Expenses
(as a percentage of the average daily net assets of the Fund)

Investment advisory fee                                        0.25%
12b-1 fees                                                     0.00
Other expenses (after reimbursements or waivers)               0.35

Total operating expenses (after reimbursements or waivers)     0.60%

Example                            1 year     3 Years   5 years   10 years

You would pay the following


expenses on a $1,000
investment, assuming:
(1) 5% annual return and
(2) redemption at the end of
each time period                   $6         $19       $33           $75

The expense table and the example above show the costs and expenses that an investor will bear directly or indirectly as a shareholder of the Fund. While reimbursement of distribution expenses in amounts up to 0.20% of average net assets are authorized to be made pursuant to the Plan of Distribution under Rule 12b-1 of the Investment Company Act of 1940, as amended (the `1940 Act''), it is not expected that any payments will actually be made under that plan in the foreseeable future. Bankers Trust has voluntarily agreed to waive a portion of its investment advisory fee. The expense table and the example reflect a voluntary undertaking by Bankers Trust to waive or reimburse expenses such that the total operating expenses will not exceed 0.60% of the Fund's average net assets annually. In the absence of this undertaking, for the fiscal year ended September 30, 1996, the total operating expenses would have been equal to approximately 1.00% of the Fund's average net assets annually. The example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. Moreover, while each example assumes a 5% annual return, actual performance will vary and may result in a return greater or less than 5%.

For more information with respect to the expenses of the Fund and the Portfolio see `Management of the Trust and Portfolio'' herein.


The Fund is distributed by Edgewood Services, Inc. (`Edgewood'') (the `Distributor'') to investors including customers of Bankers Trust or to customers of another bank, dealer or other financial intermediary that has a sub-shareholder servicing agreement with Bankers Trust (along with Bankers Trust, a `Service Agent''). Some Service Agents may impose certain conditions on their customers in addition to or different from those imposed by the Fund and may charge their customers a direct fee for their services. Each Service Agent has agreed to transmit to shareholders who are its customers appropriate disclosures of any fees that it may charge them directly.

4

FINANCIAL HIGHLIGHTS
The following table shows the selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for the Fund for each period indicated and has been audited by Coopers & Lybrand L.L.P., the Fund's independent accountants, whose report thereon appears in the Fund's Annual Report which is incorporated by reference.


                                                                                                    For the period
                                                                                                    August 24, 1992
                                      For the period                                                (Commencement
                                      January 1, 1996 to       For the Year Ended December 31,      of Operations) to
                                      to September 30, 1996+   1995         1994      1993          December 31, 1992

SELECTED PER SHARE DATA
Net Asset Value, Beginning of Period  $9.96                    $9.61        $10.06    $ 9.93        $10.00

Income from Investment Operations
Net Investment Income                 0.38                     0.57         0.44      0.41          0.14
Net Realized and Unrealized Gain (Loss)
on Investment Transactions            (0.14)                   0.35         (0.45)    0.20          (0.07)

Total from Investment Operations      0.24                     0.92         (0.01)    0.61          0.07

Distributions to Shareholders from:
Net Investment Income                 (0.38)                   (0.57)       (0.44)    (0.41)        (0.14)
Net Realized Gain from Investment
Transactions                          (0.02)                    -           -         (0.07)        -

Total Distributions                   (0.40)                   (0.57)       (0.44)    (0.48)        (0.14)

Net Asset Value, End of Period        $9.80                    $9.96        $9.61     $10.06        $9.93

Total Investment Return               2.50%                    9.81%        (0.08)%   6.21%         2.02%


Ratios and Supplemental Data
Ratios to Average Net Assets:
Net Investment Income                 5.22%*                   5.81%        4.69%     4.35%         4.08%*
Expenses, including Expenses of the
Short/Intermediate U.S. Government
Securities Portfolio                  0.60%*                   0.60%        0.60%     0.60%         0.60%*
Decrease Reflected in Above Expense Ratio
Due to Absorption of Expenses by
Bankers Trust                         0.40%*                   0.24%        0.34%     1.43%         5.60%*

Net Assets, End of Period (000s omitted)                       $51,737      $29,870   $31,302       $3,462    $3,188



*  Annualized
+ On February 9, 1996, the Board of Trustees voted to approve the change of the fiscal year end from December 31 to September 30.

5

INVESTMENT OBJECTIVE AND POLICIES
The Fund seeks a high level of current income consistent with preservation of capital. The Fund offers investors a convenient means of participating in a managed, diversified pool of short-term and intermediate-term U.S. Government Securities while relieving those investors of the administrative burdens typically associated with purchasing and holding these instruments, such as coordinating maturities and reinvestments, providing for safekeeping and maintaining detailed records. The Fund's yield normally is expected to be higher than a money market fund but lower than a longer-term or lower quality bond fund.

The Trust seeks to achieve the investment objective of the Fund by investing all the Assets of the Fund in the Short/Intermediate U.S. Government Securities Portfolio, which has the same investment objective as the Fund. There can be no assurances that the investment objective of either the Fund or the Portfolio will be achieved. The investment objective of the Fund and the Portfolio is not a fundamental policy and may be changed upon notice to but without the approval of the Fund's shareholders or the Portfolio's investors, respectively. See "Special Information Concerning Master-Feeder Fund Structure" herein.


Short/Intermediate U.S. Government Securities  Portfolio

U.S. Government Securities. The Portfolio seeks to achieve its objective by investing 100% of its assets in U.S. Government Securities, including repurchase agreements secured by U.S. Government Securities.

In selecting securities for the Portfolio, Bankers Trust attempts to maintain the Portfolio's overall sensitivity to interest rates in a range similar to that of short-term to intermediate-term government bonds and notes with weighted average maturities of two to five years. Because the Portfolio may invest in mortgage securities whose prices are less sensitive to interest rates than their relatively long maturities would suggest, the Portfolio's dollar-weighted average maturity may be longer than five years from time to time, but will not exceed seven years under normal conditions. The Portfolio may hold individual securities with remaining maturities of more than seven years as long as the Portfolio's dollar-weighted average maturity remains within the above limit. The remaining maturities of individual securities, excluding mortgage securities, will normally not exceed ten years.

"U.S. Government Securities" as used herein means securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. U.S. Government Securities have varying degrees of government backing. They may be backed by the credit of the government as a whole or only by the issuing agency. Securities issued by certain agencies are supported only by the credit of the agency that issued them, and not by the U.S. government. Securities issued by the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association are supported by the agency's right to borrow money from the U.S. Treasury under certain circumstances. There is no assurance that the U.S. government will support the obligations of its agencies or instrumentalities if it is not required to do so by law. U.S. Treasury bonds, notes and bills, and some agency securities, such as those issued by the Government National Mortgage Association, are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities. The Fund itself, and its share price and yield, are not guaranteed by the U.S. government. For additional information on U.S. Government Securities, see below.

The Portfolio may invest a portion of its assets in short-term U.S. Government Securities with remaining maturities of one year or less and repurchase agreements relating thereto. When Bankers Trust believes market conditions warrant a temporary defensive position, the Portfolio may invest up to 100% of its assets in these instruments.

Repurchase Agreements. In a repurchase agreement the Portfolio buys a security and simultaneously agrees to sell it back at a higher price at a future date. The Portfolio will only enter repurchase agreements at a future date with respect to obligations backed by the full faith and credit of the U.S. government. The Portfolio shall always receive U.S. Government Securities as collateral with a market value equal to 102% of the purchase price plus accrued interest. In the event of the bankruptcy of the other party to a repurchase agreement, the Portfolio could experience delays in recovering its cash. To the extent that, in the meantime, the value of the securities repurchased had decreased or the value of the securities lent had increased, the Portfolio could experience a loss. In all cases, Bankers Trust must find the creditworthiness of the other party to the transaction satisfactory. A repurchase agreement is considered a collateralized loan under the 1940 Act.

6

When-Issued and Delayed Delivery Securities. The Portfolio may purchase securities on a when-issued or delayed delivery basis. Delivery of and payment for these securities may take place as long as a month or more after the date of the purchase commitment. The value of these securities is subject to market fluctuation during this period and no income accrues to the Portfolio until settlement takes place. The Portfolio maintains with the Custodian a segregated account containing high grade liquid securities in an amount at least equal to these commitments. When entering into a when-issued or delayed delivery transaction, the Portfolio will rely on the other party to consummate the transaction; if the other party fails to do so, the Portfolio may be disadvantaged.

Rule 144A Securities. The Portfolio may purchase securities in the United States that are not registered for sale under Federal securities laws but which can be resold to institutions under the SEC's Rule 144A. Provided that a dealer or institutional trading market in such securities exists, these restricted securities are treated as exempt from the Portfolio's 15% limit on illiquid securities. Under the supervision of the Board of Trustees of the Portfolio, Bankers Trust determines the liquidity of restricted securities and, through reports from Bankers Trust, the Board of Trustees will monitor trading activity in restricted securities. If institutional trading in restricted securities were to decline, the liquidity of the Portfolio could be adversely affected.


Securities Lending. The Portfolio is permitted to lend up to 30% of the total value of its securities. These loans must be secured continuously by cash or equivalent collateral or by a letter of credit at least equal to the market value of the securities loaned plus accrued income. By lending its securities, the Portfolio can increase its income by continuing to receive income on the loaned securities as well as by the opportunity to receive interest on the collateral. During the term of the loan, the Portfolio continues to bear the risk of fluctuations in the price of the loaned securities. In lending securities to brokers, dealers and other organizations, the Portfolio is subject to risks which, like those associated with other extensions of credit, include delays in recovery and possible loss of rights in the collateral should the borrower fail financially.

Mortgage-Backed Securities. The Portfolio may purchase mortgage-backed securities issued by the U.S. government and its agencies and instrumentalities. Mortgage-backed securities include mortgage pass-through securities, mortgage-backed bonds and mortgage pay-through securities. A mortgage pass-through security is a pro rata interest in a pool of mortgages where the cash flow generated from the mortgage collateral is passed through to the security holder. Mortgage-backed bonds are general obligations of their issuers, payable out of the issuers' general funds and additionally secured by a first lien on a pool of mortgages. Mortgage pay-through securities exhibit characteristics of both pass-throughs and mortgage-backed bonds. Mortgage-backed securities also include other debt obligations secured by mortgages on commercial real estate or residential properties. Other types of mortgage-backed securities will likely be developed in the future, and the Portfolio may invest in them if Bankers


Trust determines they are consistent with the Portfolio's investment objective and policies.

Collateralized Mortgage Obligations ("CMOs"). The Portfolio may purchase CMOs issued by the U.S. government and its agencies and instrumentalities. CMOs are pay-through securities collateralized by mortgages or mortgage-backed securities. CMOs are issued in classes and series that have different maturities and often are retired in sequence.

Zero Coupon Bonds. These bonds can be issued directly by Federal agencies and instrumentalities. Such issues of zero coupon bonds are originated in the form of a zero coupon bond and are not created by stripping an outstanding bond.

Zero coupon bonds do not make regular interest payments. Instead they are sold at a deep discount from their face value. Because a zero coupon bond does not pay current income, its price can be very volatile when interest rates change.In calculating its daily dividend, the Fund takes into account as income a portion of the difference between a zero coupon bond's purchase price and its face value.

Options and Futures Contracts. The Portfolio may buy and sell options and futures contracts to manage its exposure to changing interest rates and security prices. Some options and futures strategies, including selling futures, buying puts, and writing calls, hedge the Portfolio's investments against price fluctuations. Other strategies, including buying futures, writing puts and buying calls, tend to increase market exposure. The Portfolio may invest in options (including over-the-


7

counter options) and futures contracts with respect to any type of security which the Portfolio could hold directly or indexes composed only of such securities.

Options and futures can be volatile investments, and involve certain risks. If Bankers Trust applies a hedge at an inappropriate time or judges interest rates incorrectly, options and futures strategies may lower the Portfolio's return. The costs of hedging are not reflected in the Portfolio's yield but are reflected in the Portfolio's total return. The Portfolio could also experience losses if its options and futures positions were poorly correlated with its other investments, or if it could not close out its positions because of an illiquid secondary market.

Asset Coverage. To assure that the Portfolio's use of futures and related options, as well as when-issued and delayed delivery securities, are not used to achieve investment leverage, the Portfolio will cover such transactions, as required under applicable interpretations of the SEC, either by owning the underlying securities or segregating with the Portfolio's custodian liquid securities in an amount at all times equal to or exceeding the Portfolio's commitment with respect to these instruments or contracts.

Additional Investment Limitations

As a diversified fund, no more than 5% of the assets of the Portfolio may be invested in the securities of one issuer (other than U.S. government securities), except that up to 25% of the Portfolio's assets may be invested without regard to this limitation. The Portfolio will not invest more than 25% of its assets in the securities of issuers in any one industry. These are fundamental investment policies of the Portfolio which may not be changed without investor approval. No more than 15% of the Portfolio's net assets may be invested in illiquid or not readily marketable securities (including repurchase agreements and time deposits with remaining maturities of more than seven calendar days). Additional investment policies of the Portfolio are contained in the SAI.

   The Fund's investment objective is not a fundamental policy and may be changed upon 30 days prior written notice to but without the approval of the Fund's shareholders. If there is a change in the Fund's investment objective, the Fund's shareholders should consider whether the Fund remains an appropriate investment in light of their then-current needs.

See `Investment Objective, Policies and Restrictions'' in the SAI for a description of the additional fundamental policies of the Fund that cannot be changed without approval by a `vote of a majority of the outstanding voting securities''(as defined in the 1940 Act) of the Fund.

RISK FACTORS: MATCHING THE FUND TO YOUR INVESTMENT NEEDS
The Fund is designed for conservative investors looking for a relatively stable, high quality investment. Because the Portfolio invests in high quality instruments with short to intermediate maturities, its share price should be more stable than that of a long-term bond fund, although it may be less stable than that of a short-term bond fund. Generally, short to intermediate-term instruments are less sensitive to interest rate fluctuations or changes in an issuer's credit standing than longer-term bonds. At the same time, the Fund may not offer the same yield or growth potential as a long-term bond fund. The Fund should provide higher yields than mutual funds that maintain shorter average maturities, but will not provide the same stability of principal. Bond funds generally offer greater price stability than stock funds, although the potential rewards of bonds are not as great. By itself, the Fund does not constitute a balanced investment plan; the Fund and the Portfolio stress income and preservation of capital rather than capital growth. The Fund's share price, yield and total return fluctuate based on many factors, and the value of Fund shares when redeemed may be more or less than their original cost.

The value of Fund shares will tend to decrease when interest rates rise, and increase when interest rates fall. The Fund's share price and yield also depend on the quality of the Portfolio's investments. While U.S. government securities generally are of high quality, government securities that are not backed by the full faith and credit of the United States may be affected by changes in

8

the creditworthiness of the agency that issued them. Many securities can provide higher yields than U.S. government securities, although they may not provide the same high quality.

Some types of U.S. Government Securities carry certain risks. For example, mortgage-backed securities are subject to certain prepayment risks, while zero coupon bonds may require the Portfolio to accrue income for which it has received no actual cash. For additional information about these types of U.S. Government Securities, see above and "Investment Objective and Policies" herein.



Portfolio Turnover

Bankers Trust may engage in short-term trading when it believes it is consistent with the Portfolio's investment objective. Also, a security may be sold and another of comparable quality simultaneously purchased to take advantage of what Bankers Trust believes to be a temporary disparity in the normal yield relationship between the two securities. The frequency of portfolio transactions -- the Portfolio's turnover rate -- will vary from year to year depending on market conditions. Because a high turnover rate increases transaction costs and may increase taxable capital gains, Bankers Trust carefully weighs the anticipated benefits of short-term investment against these consequences. The Portfolio's turnover rates for the period from January 1, 1996, to September 30, 1996, and the fiscal year ended December 31, 1995, were 314% and 246%, respectively. On February 9, 1996 the Board of Trustees approved the change of fiscal year end from December 31 to September 30.

Derivatives

The Portfolio may invest in various instruments that are commonly known as derivatives. Generally, a derivative is a financial arrangement, the value of which is based on, or "derived" from, a traditional security, asset or market index. Some "derivatives" such as mortgage-related and other asset-backed securities are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities. There are, in fact, many different types of derivatives and many different ways to use them. There are a range of risks associated with those uses. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices or currency exchange rates and for cash management purposes as a low cost method of gaining exposure to a particular securities market without investing directly in those securities. However, some derivatives are used for leverage, which tends to magnify the effects of an instrument's price changes as market conditions change. Leverage involves the use of a small amount of money to control a large amount of financial assets and can, in some circumstances, lead to significant losses. The Adviser will use derivatives only in circumstances where the Adviser believes they offer the most economic means of improving the risk/reward profile of the Portfolio. Derivatives will not be used to increase portfolio risk above the level that could be achieved using only traditional investment securities or to acquire exposure to changes in the value of assets or indices that by themselves would not be purchased for the Portfolio. The use of derivatives for non-hedging purposes may be considered speculative. A description of the derivatives that the Portfolio may use and some of their associated risks is found above and "Investment Objective and Policies" herein.

Special Information Concerning Master-Feeder Fund Structure

Unlike other open-end management investment companies (mutual funds) which directly acquire and manage their own portfolio securities, the Fund seeks to achieve its investment objective by investing all of its Assets in the Portfolio, a separate registered investment company with the same investment objective as the Fund. Therefore, an investor's interest in the Portfolio's securities is indirect. In addition to selling a beneficial interest to the Fund, the Portfolio may sell beneficial interests to other mutual funds or institutional investors. Such investors will invest in the


Portfolio on the same terms and conditions and will pay a proportionate share of the Portfolio's expenses. However, the other investors investing in the Portfolio are not required to sell their shares at the same public offering price as the Fund due to variations in sales commissions and other operating expenses. Therefore, investors in the Fund should be aware that these differences may result in differences in returns experienced by investors in the different funds that invest in the Portfolio. Such differences in returns are also present in other mutual fund structures. Information concerning other holders of interests in the Portfolio is available from Bankers Trust at (800) 730-1313.

The master-feeder structure has been developed relatively recently, so shareholders should carefully consider this investment approach.

9

Smaller funds investing in the Portfolio may be materially affected by the actions of larger funds investing in the Portfolio. For example, if a large fund withdraws from the Portfolio, the remaining funds may experience higher pro rata operating expenses, thereby producing lower returns (however, this possibility exists as well for traditionally structured funds which have large institutional investors). Additionally, the Portfolio may become less diverse, resulting in increased portfolio risk. Also, funds with a greater pro rata ownership in the Portfolio could have effective voting control of the operations of the Portfolio. Except as permitted by the SEC, whenever the Trust is requested to vote on matters pertaining to the Portfolio, the Trust will hold a meeting of shareholders of the Fund and will cast all of its votes in the same proportion as the votes of the Fund's shareholders. Fund shareholders who do not vote will not affect the Trust's votes at the Portfolio meeting. The percentage of the Trust's votes representing Fund shareholders not voting will be voted by the Trustees or officers of the Trust in the same proportion as the Fund shareholders who do, in fact, vote.

Certain changes in the Portfolio's investment objectives, policies or restrictions may require the Fund to withdraw its interest in the Portfolio. Any such withdrawal could result in a distribution "in kind" of portfolio securities (as opposed to a cash distribution from the Portfolio). If securities are distributed, the Fund could incur brokerage, tax or other charges in converting the securities to cash. In addition, the distribution in kind may result in a less diversified portfolio of investments or adversely affect the liquidity of the Fund. Notwithstanding the above, there are other means for meeting redemption requests, such as borrowing.

The Fund may withdraw its investment from the Portfolio at any time, if the Board of Trustees of the Trust determines that it is in the best interests of the shareholders of the Fund to do so. Upon any such withdrawal, the Board of Trustees of the Trust would consider what action might be taken, including the investment of all the Assets of the Fund in another pooled investment entity having the same investment objectives as the Fund or the retaining of an investment adviser to manage the Fund's assets in accordance with the investment policies described below with respect to the Portfolio.

NET ASSET VALUE



The net asset value (`NAV'') per share of the Fund is calculated on each day on which the New York Stock Exchange, Inc. (the "NYSE") is open (each such day being a "Valuation Day"). The NYSE is currently open on each day, Monday through Friday, except: (a) January 1st, Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), July 4th, Labor Day (the first Monday in September), Thanksgiving Day (the last Thursday in November) and December 25th; and (b) the preceding Friday or the subsequent Monday when one of the calendar-determined holidays falls on a Saturday or Sunday, respectively.

The NAV per share of the Fund is calculated on each Valuation Day as of the close of regular trading on the NYSE (the "Valuation Time"), which is currently 4:00 p.m., Eastern time or in the event that the NYSE closes early, at the time of such early closing. The NAV per share of the Fund is computed by dividing the value of the Fund's Assets (i.e., the value of its investment in the Portfolio and other assets), less all liabilities, by the total number of its shares outstanding. The Portfolio's securities and other assets are valued primarily on the basis of market quotations or, if quotations are not readily available, by a method which the Portfolio's Board of Trustees believes accurately reflects fair value.

Under procedures adopted by the Board, a NAV for a Fund later determined to have been inaccurate for any reason will be recalculated. Purchases and redemptions made at a NAV determined to have been inaccurate will be adjusted, although in certain circumstances, such as where the difference between the original NAV and the recalculated NAV divided by the recalculated NAV is 0.005 (1/2 of 1%) or less or shareholder transactions are otherwise insubstantially affected, further action is not required.


10

PURCHASE AND REDEMPTION OF SHARES
How To Buy Shares

The Trust accepts purchase orders for shares of the Fund at the NAV per share next determined after the order is received on each Valuation Day. See `Net Asset Value'' herein. Shares of the Fund may be available through Investment Professionals, such as broker/dealers and investment advisers (including Service Agents).

Purchase orders for shares of the Fund (including those purchased through a Service Agent) that are transmitted to the Trust's Transfer Agent (the `Transfer Agent''), prior to the Valuation Time on any Valuation Day will be effective at that day's Valuation Time. The Trust and Transfer Agent reserve the right to reject any purchase order.

Shares must be purchased in accordance with procedures established by the Transfer Agent and each Service Agent. It is the responsibility of each Service Agent to transmit to the Transfer Agent purchase and redemption orders and to transmit to Bankers Trust as the Trust's custodian (the `Custodian'') purchase payments by the following business day (trade date
+ 1) after an order for shares is placed. A shareholder must settle with the Service Agent for his or her entitlement to an effective purchase or redemption order as of a particular time. Because Bankers Trust is the Custodian and Transfer Agent of the Trust, funds may be transferred directly from or to a customer's account held with Bankers Trust to settle transactions with the Fund without incurring the additional costs or delays associated with the wiring of Federal funds.



Certificates for shares will not be issued. Each shareholder's account will be maintained by a Service Agent or Transfer Agent.

If orders are placed through an Investment Professional, it is the responsibility of the Investment Professional to transmit the order to buy shares to the Transfer Agent before 4:00 p.m. Eastern time.

The Transfer Agent must receive payment within one business day after an order for shares is placed; otherwise, the purchase order may be canceled and the investor could be held liable for resulting fees and/or losses.

Minimum Investments

To Open an Account                            $2,500
For retirement accounts                       500
Through automatic investment plans            1,000

To Add to an Account                          $250
For retirement accounts                       100
Through automatic investment plan             100

Minimum Balance                               $1,000
For retirement accounts                       None

If you are new to BT Pyramid Mutual Funds, complete and sign an account application and mail it along with your check to the address listed below. If there is no account application accompanying this Prospectus, call the BT Service Center at 1-800-730-1313.



     BT Service Center
     P.O. Box 419210
     Kansas City, MO  64141-6210

Overnight mailings:

     BT Service Center
     210 West 10th Street, 8th Floor
     Kansas City, MO  64105-1716

If you already have money invested in a fund in the BT Family of Funds, you can:

o    Mail an account application with a check,
o    Wire money into your account,
o Open an account by exchanging from another fund in the BT Family of Funds, or
o    Contact your Service Agent or Investment Professional.

If you are investing through a tax-sheltered retirement plan, such as an IRA, for the first time, you will need a special application. Contact your Investment Professional or call BT Retirement Services Center at 1-800-677-7596 for more information and a retirement account application.

11

Additional Information About Buying Shares


                      To Open an Account                         To Add to an Account
By Wire               Call the BT Service Center at              Call your Investment Professional or wire
                      1-800-730-1313 to receive                  additional investment to:
                      wire instructions for account
                      establishment.
                                                                 Routing No.:  021001033
                                                                 Attn:  Bankers Trust/IFTC Deposit
                                                                 DDA No.:  00-226-296
                                                                 FBO: (Account name)
                                                                      (Account number)
                                                                 Credit:  Fund Number
                                                                 BT Investment Limited Term
                                                                 U.S. Government Securities Fund - 461

                                                                 Specify the complete name of the Fund of
                                                                 your choice, and include your account num-
                                                                 ber and your name.

By Phone              Contact your Service Agent,                Contact your Service Agent,
                      Investment Professional, or call           Investment Professional, or call
                      BT's Service Center at 1-800-730-1313.     BT's Service Center at 1-800-730-1313.
                      If you are an existing shareholder,        If you are an existing shareholder,
                      you may exchange from another BT           you may exchange from another
                      account with the same registration,        BT account with the same registration,
                      including, name, address, and taxpayer     including, name, address, and taxpayer
                      ID number.                                 ID number.


By Mail               Complete and sign the account appli-       Make your check payable to the complete
                      cation.  Make your check payable to        name of the Fund of your choice. Indicate
                      the complete name of the Fund of           your Fund account number on your check
                      your choice.  Mail to the appropriate      and mail to the address printed on your
                      address indicated on the application.      account statement.

How to Sell Shares

You can arrange to take money out of your Fund account at any time by selling (redeeming) some or all of your shares. Your shares shall be sold at the next NAV calculated after an order is received by the Transfer Agent. Redemption requests should be transmitted by customers in accordance with procedures established by the Transfer Agent and the Shareholder's Service Agent. Redemption requests for shares of the Fund received by the Service Agent and transmitted to the Transfer Agent prior to the Valuation Time on each Valuation Day will be effective at that day's Valuation Time and the redemption proceeds normally will be delivered to the shareholder's account the next day, but in any event within seven calendar days following receipt of the request.

Service Agents may allow redemptions or exchanges by telephone and may disclaim liability for following instructions communicated by telephone that the Service Agent reasonably believes to be genuine. The Service Agent must provide the investor with an opportunity to choose whether or not to utilize the telephone redemption or exchange privilege. The Transfer Agent and the Service Agent must employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If the Shareholder Servicing Agent does not do so, it may be liable for any losses due to unauthorized or



12

fraudulent instructions. Such procedures may include, among others, requiring some form of personal identification prior to acting upon instructions received by telephone, providing written confirmation of such transactions and/or tape recording of telephone instructions.

Redemption orders are processed without charge by the Trust. A Service Agent may on at least 30 days' notice involuntarily redeem a shareholder's account with the Fund having a balance below the minimum, but not if an account is below the minimum due to a change in market value. See `Minimum Investments''above for minimum balance amounts.

To sell Shares in a retirement account, your request must be made in writing, except for exchanges to other eligible funds in the BT Family of Funds, which can be requested by phone or in writing. For information on retirement distributions, contact your Service Agent or call the BT Service Center at 1-800-730-1313.

If you are selling some but not all of your non-retirement account shares, leave at least $1,000 worth of shares in the account to keep it open.

To sell shares by bank wire you will need to sign up for these services in advance when completing your account application.

Certain requests must include a signature guarantee to protect you and Bankers Trust from fraud. Redemption requests in writing must include a signature guarantee if any of the following situations apply:



o    Your account registration has changed within the last 30 days,
o The check is being mailed to a different address than the one on your account (record address),
o The check is being made payable to someone other than the account owner,
o The redemption proceeds are being transferred to a BT account with a different registration, or
o You wish to have redemption proceeds wired to a non-predesignated bank account.

A signature guarantee is also required if you change the pre-designated bank information for receiving redemption proceeds on your account.

You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.

Additional Information About Selling Shares

By Wire - You must sign up for the wire feature before using it. To verify that it is in place, call 1-800-730-1313. Minimum wire: $1,000. Your wire redemption request must be received by the Transfer Agent before 4:00 p.m. Eastern time for money to be wired on the next business day.

In Writing - Write a signed `letter of instruction'' with your name, the Fund's name and Fund's number, your Fund account number, the dollar amount or number of Shares to be redeemed, and mail to one of the following addresses:

     BT Service Center
     P.O. Box 419210
     Kansas City, MO  64141-6210

Overnight mailings:

     BT Service Center
     210 West 10th Street, 8th Floor
     Kansas City, MO  64105-1716

For Trust accounts, the trustee must sign the letter indicating capacity as trustee. If the trustee's name is not on the account registration, provide a copy of the trust document certified within the last 60 days.

For a Business or Organization account, at least one person authorized by corporate resolution to act on the account must sign the letter.

Unless otherwise instructed, the Transfer Agent will send a check to the account address of record. The Trust reserves the right to close investor accounts via 30 day notice in writing if the Fund account balance falls below the Fund minimums.

13

Investor Services


BT Pyramid Mutual Funds provide a variety of services to help you manage your account.

Information Services
Statements and reports that your Investment Professional or the Transfer Agent may send to you include the following:

o Confirmation statements (after every transaction that affects your account balance, including distributions or your account registration)
o    Account statements (monthly)
o    Financial reports (every six months)

To reduce expenses, only one copy of most financial reports will be mailed, even if you have more than one account in the Fund. Call your Investment Professional or the BT Service Center at 1-800-730-3131 if you need additional copies of financial reports.

Exchange Privilege

Shareholders may exchange their shares for shares of certain other funds in the BT Family of Funds registered in their state. The Fund reserves the right to terminate or modify the exchange privilege in the future. To make an exchange, follow the procedures indicated in `How to Buy Shares'' and `How to Sell Shares'' herein. Before making an exchange, please note the following:

o Call your Service Agent for information and a prospectus. Read the prospectus for relevant information.


o Your new account will have the identical account registration including the same name, address and taxpayer identification number as your existing account(s).

o Each exchange represents the sale of shares of one fund and the purchase of shares of another, which may produce a gain or loss for tax purposes. Your Service Agent will receive a written confirmation of each exchange transaction.

Note that exchanges out of a Fund may be limited to four per calendar year and that they may have tax consequences for you.

Systematic Programs
To move money from your bank account to BT Pyramid Mutual Funds

Minimum   Minimum        Frequency                      Setting up or changing
Initial   Subsequent
$1,000    $100           Monthly, bimonthly,            For a new account, complete the appropriate section
                         quarterly or semi-             on the application.
                         annually
                                                        For existing accounts, call your Investment
                                                        Professional for an application. To change the amount
                                                        or frequency of your investment, contact your
                                                        Investment Professional directly or call
                                                        1-800-730-1313. Call at least 10 business days
                                                        prior to your next scheduled investment date.



Systematic Withdrawal Program lets you set up periodic redemptions from your account.

Minimum    Frequency                              Setting up or changing
$100       Monthly, quarterly, semi-annually or   To establish, call your Investment Professional or call
           annually                               1-800-730-1313 after your account is open.  The
                                                  accounts from which the withdrawals will be
                                                  processed must have a minimum balance of $10,000.

14

Tax-Saving Retirement Plans

Retirement plans offer significant tax savings and are available to individuals, partnerships, small businesses, corporations, nonprofit organizations and other institutions. Contact Bankers Trust for further information. Bankers Trust can set up your new account in the Fund under a number of several tax-savings or tax-deferred plans. Minimums may differ from those listed elsewhere in this Prospectus.

o Individual Retirement Accounts (IRAs): personal savings plans that offer tax advantages for individuals to set aside money for retirement and allow new contributions of $2,000 per tax year.


o Rollover IRAs: tax-deferred retirement accounts that retain the special tax advantages of lump sum distributions from qualified retirement plans and transferred IRA accounts.

o Simplified Employee Pension Plans (SEP): a relatively easy and inexpensive alternative to retirement planning for sole proprietors, partnerships and corporations. Under a SEP, employers make tax-deductible contributions to their own and to eligible employees' IRA accounts. Employee contributions are available through a `Salary Deferral'' SEP for businesses with fewer than 25 eligible employees.

o Keogh Plans: defined contribution plans available to individuals with self-employed income and nonincorporated businesses such as sole proprietors, professionals and partnerships. Contributions are tax-deductible to the employer and earnings are tax-sheltered until distribution.

o Corporate Profit-Sharing and Money-Purchase Plans: defined contribution plans available to corporations to benefit their employees by making contributions on their behalf and in some cases permitting their employees to make contributions.

o 401(k) Programs: defined contribution plans available to corporations allowing tax-deductible employer contributions and permitting employees to contribute a percentage of their wages on a tax-deferred basis.

o 403(b) Custodian Accounts: defined contribution plans open to employees of most non-profit organizations and educational institutions.


o Deferred Benefit Plans: plan sponsors may invest all or part of their pension assets in the Fund.

DIVIDENDS, DISTRIBUTIONS AND TAXES
Distributions. The Fund distributes substantially all of its net investment income and capital gains to shareholders each year. Income dividends are declared daily and paid monthly. Any net capital gains are distributed annually. Unless a shareholder instructs the Trust to pay such dividends and distributions in cash, they will be automatically reinvested in additional shares of the Fund.

Federal Taxes. The Fund intends as a regulated investment company, as defined in the Internal Revenue Code of 1986, as amended (the "Code"). Provided the Fund meets the requirements imposed by the Code and distributes all of its income and gains, the Fund will not pay any Federal income or excise taxes. The Portfolio will also not be required to pay any Federal income or excise taxes.

Distributions from the Fund's income and short-term capital gains are taxed as dividends, and long-term capital gain distributions are taxed as long-term capital gains. The Fund's distributions are taxable when they are paid, whether you take them in cash or reinvest them in additional shares. Distributions declared to shareholders of record in November and December and paid in January are taxable as if paid on December 31. The Fund will send each shareholder a tax statement by January 31 showing the tax status of the distributions received in the past year.

Capital Gains. You may realize a capital gain or loss when you redeem
(sell) or exchange shares. Because the tax treatment also depends on your purchase price and your personal tax position, you should keep your regular account statements to use in determining your tax.

"Buying a Dividend." On the ex-date for a distribution from capital gains, the Fund's share value is reduced by the amount of the distribution. If you buy shares just

15

before the ex-date ("buying a dividend"), you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

Other Tax Information. In addition to Federal taxes, you may be subject to state or local taxes on your investment, depending on the laws in your area. You should consult with your own tax adviser concerning the application of federal, state and local taxes to your distributions from the Fund.

PERFORMANCE AND INFORMATION REPORTS
The Fund's performance may be used from time to time in advertisements, shareholder reports or other communications to shareholders or prospective shareholders. Performance information may include the Fund's investment results and/or comparisons of its investment results to various unmanaged indices such as the Lehman Brothers 1-3 Year Government Index, the Lehman Brothers Government Bond Index, the Lehman Brothers Intermediate Term Bond Index, IBC Financial Data Averages, Lipper Short/Intermediate U.S. Government Average or results of other mutual funds or investment or savings vehicles. In addition, the Fund may compare various Portfolio characteristics such as sector diversification, yield to maturity, duration, adjusted duration and average maturity. The Fund's investment results as used in such communications will be calculated on a yield or total rate of return basis in the manner set forth herein. From time to time, fund rankings may be quoted from various sources, such as Lipper Analytical Services, Inc., Value Line and Morningstar, Inc.

The Trust may provide period and average annualized "total return" quotations for the Fund. The Fund's "total return" refers to the change in the value of an investment in the Fund over a stated period based on any change in net asset value per share and including the value of any shares purchasable with any dividends or capital gains distributed during such period. Period total return may be annualized. An annualized total return is a compounded total return which assumes that the period total return is generated over a one-year period, and that all dividends and capital gain distributions are reinvested. An annualized total return will be higher than a period total return if the period is shorter than one year because of the compounding effect.

The Trust may provide annualized "yield" quotations for the Fund. The "yield" of the Fund refers to the income generated by an investment in the Fund over a 30-day or one-month period (which period shall be stated in any such advertisement or communications). This income is then annualized; that is, the amount generated by the investment over the period is assumed to be generated over a one-year period and is shown as a percentage of investment.

Unlike some bank deposits or other investments which pay a fixed yield for a stated period of time, the total return of the Fund will vary depending upon interest rates, the current market value of the securities held by the Portfolio and changes in the Fund's expenses. In addition, during certain periods for which total return quotations or yields may be provided, Bankers Trust, as Adviser, Service Agent or Administrator, may have voluntarily agreed to waive portions of their fees on a month-to-month basis. Such waivers will have the effect of increasing the Fund's net income (and therefore its total return or yield) during the period such waivers are in effect.

Shareholders will receive financial reports semi-annually that include the Portfolio's financial statements, including listings of investment securities held by the Portfolio at those dates. Annual reports are audited by independent accountants.

16

MANAGEMENT OF THE TRUST AND PORTFOLIO
Board of Trustees

The affairs of the Trust and the Portfolio are managed under the supervision of their respective Boards of Trustees. By virtue of the responsibilities assumed by Bankers Trust, as the administrator of the Trust and the Portfolio, neither the Trust nor the Portfolio requires employees other than its executive officers. None of the executive officers of the Trust or the Portfolio devotes full time to the affairs of the Trust or the Portfolio.

The Trustees of the Trust who are not "interested persons" (as defined in the 1940 Act) (the "Independent Trustees") of the Trust or of the


Portfolio, as the case may be, have adopted written procedures reasonably appropriate to deal with potential conflicts of interest, up to and including creating separate boards of trustees, arising from the fact that several of the same individuals are Trustees of the Trust and the Portfolio. For more information with respect to the Trustees of both the Trust and the Portfolio, see "Management of the Trust and Portfolio" in the SAI.

Investment Adviser

The Trust has not retained the services of an investment adviser since the Trust seeks to achieve the investment objective of the Fund by investing all the Assets of the Fund in the Portfolio. The Portfolio has retained the services of Bankers Trust, as investment adviser. Mr. Louis M. Hudson, Vice President, is responsible for the day to day management of the Portfolio. Mr. Hudson has been employed by Bankers Trust since 1961 and has managed the Portfolio's assets since February, 1994.

Bankers Trust, a New York banking corporation with principal offices at 280 Park Avenue, New York, New York 10017, is a wholly owned subsidiary of Bankers Trust New York Corporation. Bankers Trust conducts a variety of general banking and trust activities and is a major wholesale supplier of financial services to the international and domestic institutional markets. As of June 30, 1996, Bankers Trust New York Corporation was the seventh largest bank holding company in the United States with total assets of approximately $115 billion. Bankers Trust is a worldwide merchant bank dedicated to servicing the needs of corporations, governments, financial institutions and private clients through a global network of over 120 offices in more than 40 countries. Investment management is a core business of Bankers Trust, built on a tradition of excellence from its roots as a trust bank founded in 1903. The scope of Bankers Trust's investment management capability is unique due to its leadership positions in both active and passive quantitative management and its presence in major equity and fixed income markets around the world. Bankers Trust is one of the nation's largest and most experienced investment managers, with approximately $215 billion in assets under management globally. Of that total, approximately $69 billion are in actively managed fixed income funds. This makes Bankers Trust one of the nation's leading managers of fixed income funds.

Bankers Trust has more than 50 years of experience managing retirement assets for the nation's largest corporations and institutions. In the past, these clients have been serviced through separate account and commingled fund structures. Now, the BT Family of Funds brings Bankers Trust's extensive investment management expertise -- once available to only the largest institutions in the U.S. -- to individual investors. Bankers Trust's officers have had extensive experience in managing investment portfolios having objectives similar to those of the Portfolio.

Bankers Trust, subject to the supervision and direction of the Board of Trustees of the Portfolio, manages the Portfolio in accordance with the Portfolio's investment objective and stated investment policies, makes investment decisions for the Portfolio, places orders to purchase and sell securities and other financial instruments on behalf of the Portfolio and employs professional investment managers and securities analysts who provide research services to the Portfolio. All orders for investment transactions on behalf of the Portfolio are placed by Bankers Trust with broker-dealers and other financial intermediaries that it selects, including those affiliated with Bankers Trust. A Bankers Trust affiliate will be used in connection with a purchase or sale of an investment for the Portfolio only if Bankers Trust believes that the affiliate's charge for the transaction does not exceed usual and customary levels. The Portfolio will not invest in obligations for which Bankers Trust or any of its affiliates is the ultimate obligor or accepting bank. The Portfolio may, however, invest in the obligations of correspondents or customers of Bankers Trust.

Under its Investment Advisory Agreement, Bankers Trust receives a fee from the Portfolio, computed daily and paid monthly, at the annual rate of 0.25% of the average daily net assets of the Portfolio.

Bankers Trust has been advised by its counsel that, in counsel's opinion, Bankers Trust currently may perform

17

the services for the Trust and the Portfolio described in this Prospectus and the SAI without violation of the Glass-Steagall Act or other applicable banking laws or regulations.

Administrator

Under its Administration and Services Agreement with the Trust, Bankers Trust calculates the NAV of the Fund and generally assists the Board of Trustees of the Trust in all aspects of the administration and operation of the Trust. The Administration and Services Agreement provides for the Trust to pay Bankers Trust a fee, computed daily and paid monthly, at the annual rate of 0.30% of the average daily net assets of the Fund.

Under an Administration and Services Agreement with the Portfolio, Bankers Trust calculates the value of the assets of the Portfolio and generally assists the Board of Trustees of the Portfolio in all aspects of the administration and operation of the Portfolio. The Administration and Services Agreement provides for the Portfolio to pay Bankers Trust a fee computed daily and paid monthly at the annual rate of 0.05% of the average daily net assets of the Portfolio. Under each Administration and Services Agreement, Bankers Trust may delegate one or more of its responsibilities to others, including Edgewood and its affiliates, at Bankers Trust's expense. For more information, see the SAI.

Distributor

Edgewood Services, Inc. is the principal distributor for shares of the Fund. In addition, Edgewood and its affiliates provide the Trust with office facilities and currently provide administration and distribution services for other registered investment companies. The principal business address of Edgewood and its affiliates is Clearing Operations, P.O. Box 897, Pittsburgh, Pennsylvania, 15230-0897.

Pursuant to the terms of the Trust's Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (the "Plan"), Edgewood, as Distributor, may seek reimbursement in an amount not exceeding 0.20% of the Fund's average daily net assets annually for expenses incurred in connection with any activities primarily intended to result in the sale of the Fund's shares, including, but not limited to: compensation to and expenses (including overhead and telephone expenses) of account executives or other employees of Edgewood who, as their primary activity, engage in or support the distribution of shares; printing of prospectuses, SAIs and reports for other than existing Fund shareholders in amounts in excess of that typically used in connection with the distribution of shares of the Fund; costs of placing advertising in various media; services of parties other than Edgewood or its affiliates in formulating sales literature; and typesetting, printing and distribution of sales literature. All costs and expenses in connection with implementing and operating the Plan will be paid by the Fund, subject to the 0.20% of net assets limitation. All costs and expenses associated with preparing the prospectuses and statements of additional information and in connection with printing them for and distributing them to existing shareholders and regulatory authorities, which costs and expenses would not be considered distribution expenses for purposes of the Plan, will also be paid by the Fund. To the extent expenses of Edgewood under the Plan in any fiscal year of the Trust exceed amounts payable under the Plan during that year, those expenses will not be reimbursed in any succeeding fiscal year. Expenses incurred in connection with distribution activities will be identified to the Fund or the other series of the Trust involved, although it is anticipated that some activities may be conducted on a Trust-wide basis, with the result that those activities will not be identifiable to any particular series. In the latter case, expenses will be allocated among the series of the Trust on the basis of their relative net assets. It is not expected that any payments will be made under the Plan in the foreseeable future.

Service Agent


All shareholders must be represented by a Service Agent. Bankers Trust acts as a Service Agent pursuant to its Administration and Services Agreement with the Trust and receives no additional compensation from the Fund for such shareholder services. The service fees of any other Service Agents, including broker-dealers, will be paid by Bankers Trust from its fees. The services provided by a Service Agent may include establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder sub-accounting, answering client inquiries regarding the Trust, assisting clients in changing dividend options, account designations and addresses, providing periodic statements showing the client's account balance, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating and forwarding to the Trust executed proxies and obtaining such other information and performing such other services as

18

the Administrator or the Service Agent's clients may reasonably request and agree upon with the Service Agent. Service Agents may separately charge their clients additional fees only to cover provision of additional or more comprehensive services not already provided under the Administration and Services Agreement with Bankers Trust, or of the type or scope not generally offered by a mutual fund, such as cash management services or enhanced retirement or trust reporting. In addition, investors may be charged a transaction fee if they effect transactions in Fund shares through a broker or agent. Each Service Agent has agreed to transmit to shareholders, who are its customers, appropriate disclosures of any fees that it may charge them directly.

Custodian and Transfer Agent

Bankers Trust acts as Custodian of the assets of the Trust and the Portfolio and serves as the Transfer Agent for the Trust and the Portfolio under the Administration and Services Agreement with the Trust and the Portfolio.

Organization of the Trust

The Trust was organized on February 28, 1992, under the laws of the Commonwealth of Massachusetts. The Fund is a separate series of the Trust. The Trust offers shares of beneficial interest of separate series, par value $0.001 per share. The shares of the other series of the Trust are offered through separate prospectuses. No series of shares has any preference over any other series.

The Trust is an entity commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a business trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

When matters are submitted for shareholder vote, shareholders of the Fund will have one vote for each full share held and proportionate, fractional votes for fractional shares held. A separate vote of the Fund is required on any matter affecting the Fund on which shareholders are entitled to vote. Shareholders of the Fund are not entitled to vote on Trust matters that do not affect the Fund. There normally will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Any Trustee may be removed from office upon the vote of shareholders holding at least two-thirds of the Trust's outstanding shares at a meeting called for that purpose. The Trustees are required to call such a meeting upon the written request of shareholders holding at least 10% of the Trust's outstanding shares.

The Portfolio, in which all the Assets of the Fund will be invested, is organized as a trust under the laws of the State of New York. The Portfolio's Declaration of Trust provides that the Fund and other entities investing in the Portfolio (e.g., other investment companies, insurance company separate accounts and common and commingled trust funds) will each be liable for all obligations of the Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance existed and the Portfolio itself was unable to meet its obligations. Accordingly, the Trustees of the Trust believe that neither the Fund nor its shareholders will be adversely affected by reason of the Fund's investing in the Portfolio.

Each series of the Trust will not be involved in any vote involving a Portfolio in which it does not invest its Assets. Shareholders of all of the series of the Trust will, however, vote together to elect Trustees of the Trust and for certain other matters. Under certain circumstances, the shareholders of one or more series could control the outcome of these votes.

Expenses of the Trust

The Fund bears its own expenses. Operating expenses for the Fund generally consist of all costs not specifically borne by Bankers Trust or Edgewood, including administration and services fees, fees for necessary professional services, amortization of organizational expenses, and costs associated with regulatory compliance and maintaining legal existence and shareholder relations. The Portfolio bears its own expenses. Operating expenses for the Portfolio generally consist of all costs not specifically borne by Bankers Trust or Edgewood, including investment advisory and administration and services fees, fees for necessary professional services, amortization of organization expenses, the costs associated with regulatory compliance and maintaining legal existence and investor relations.

19

BT PYRAMID MUTUAL FUNDS
BT Investment Limited Term U.S. Government Securities Fund

Investment Adviser of the Portfolio and Administrator
BANKERS TRUST COMPANY
280 Park Avenue
New York, NY  10017

Custodian and Transfer Agent


BANKERS TRUST COMPANY
280 Park Avenue
New York, NY  10017

Independent Accountants
COOPERS & LYBRAND L.L.P.
1100 Main Street, Suite 900
Kansas City, MO  64105

Counsel
WILLKIE FARR & GALLAGHER
153 East 53rd Street
New York, NY  10022

No person has been authorized to give any information or to make any representations other than those contained in the Trust's Prospectuses, its Statements of Additional Information or the Trust's official sales literature in connection with the offering of the Trust's shares and, if given or made, such other information or representations must not be relied on as having been authorized by the Trust. This Prospectus does not constitute an offer in any state in which, or to any person to whom, such offer may not lawfully be made.

Cusip #055847305
STA461300 (1/97)



                                                               STATEMENT OF


                                                     ADDITIONAL INFORMATION
                                                           JANUARY 31, 1997

BT PYRAMID MUTUAL FUNDS
BT INVESTMENT LIMITED TERM U.S. GOVERNMENT SECURITIES FUND
BT Pyramid Mutual Funds (the "Trust") is an open-end management investment company that offers investors a selection of investment portfolios, each having distinct investment objectives and policies. This Statement of Additional Information relates only to the BT Investment Limited Term U.S. Government Securities Fund (the `Fund'').
The Fund seeks a high level of current income through investment in short-term and intermediate-term U.S. government securities.
As described in the Prospectus, the Trust seeks to achieve the investment objective of the Fund by investing all the investable assets of the Fund in the Short/Intermediate U.S. Government Securities Portfolio (the `Portfolio''), an open-end management investment company having the same investment objective as the Fund.
Shares of the Fund are sold by Edgewood Services, Inc. (`Edgewood'') , the Trust's Distributor, to clients and customers (including affiliates and correspondents) of Bankers Trust Company ("Bankers Trust"), the Portfolio's investment adviser (`Adviser'') , and to clients and customers of other organizations.


The Trust's Prospectus relating to the Fund is dated January 31, 1997, and provides the basic information investors should know before investing. The Prospectus may be obtained without charge by calling the Trust at the telephone number listed below or by contacting any Service Agent. This Statement of Additional Information, which is not a Prospectus, is intended to provide additional information regarding the activities and operations of the Trust and should be read in conjunction with the Prospectus. Capitalized terms not otherwise defined in this Statement of Additional Information have the meanings accorded to them in the Trust's Prospectus.

      INVESTMENT ADVISER OF THE PORTFOLIO AND ADMINISTRATOR
                      BANKERS TRUST COMPANY
                           DISTRIBUTOR
                     EDGEWOOD SERVICES, INC.


CLEARING OPERATIONS                            PITTSBURGH, PENNSYLVANIA
15230-0897                                 (800) 730-1313
P.O BOX 897


                           TABLE OF CONTENTS

Investment Objectives, Policies and Restrictions.................1
Performance Information..........................................13
Valuation of Securities; Redemptions and Purchases in Kind.......16
Management of the Trust and Portfolio............................17
Organization of the Trust........................................22
Taxation.........................................................23
Financial Statements.............................................24
Appendix.........................................................A-1


             INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS
                           INVESTMENT OBJECTIVES
   The investment objective of the Fund is described in the Fund's Prospectus. There can, of course, be no assurance that the Fund will achieve its investment objective.
                            INVESTMENT POLICIES
The Fund seeks to achieve its investment objective by investing all of its Assets in the Portfolio. The Trust may withdraw the Fund's investment from the Portfolio at any time if the Board of Trustees of the Trust determines that it is in the best interests of the Fund to do so.
Since the investment characteristics of the Fund will correspond directly to those of the Portfolio, the following is a discussion of the various investments of and techniques employed by the Portfolio.
ILLIQUID SECURITIES. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the "1933 Act"), securities which are otherwise not readily marketable and repurchase agreements having a remaining maturity of longer than seven calendar days. Securities which have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven calendar days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.
In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.
   The Securities and Exchange Commission (the "SEC") has adopted
Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restriction on their resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act of resales of certain securities to qualified institutional buyers. The Adviser anticipates that the market for certain restricted securities such as institutional commercial paper will expand further as a result of this regulation and the development of automated systems for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. (`NASD'').
The Adviser will monitor the liquidity of Rule 144A securities in the Portfolio's portfolio holdings under the supervision of the Portfolio's Board of Trustees. In reaching liquidity decisions, the Adviser will consider, among other things, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers and other potential purchasers wishing to purchase or sell the security; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).
   LENDING OF PORTFOLIO SECURITIES. The Portfolio has the authority to lend portfolio securities to brokers, dealers and other financial organizations. The Portfolio will not lend securities to Bankers Trust, Edgewood or their affiliates. By lending its securities, the Fund can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term securities or obtaining yield in the form of interest paid by the borrower when U.S. government obligations are used as collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Portfolio will adhere to the following conditions whenever its securities are loaned: (i) the Portfolio must receive at least 100 percent cash collateral or equivalent securities from the borrower; (ii) the borrower must increase this collateral whenever the market value of the securities including accrued interest rises above the level of the collateral; (iii) the Portfolio must be able to terminate the loan at any time; (iv) the Portfolio must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (v) the Portfolio may pay only reasonable custodian fees in connection with the loan; and (vi) voting rights on the loaned securities may pass to the borrower; provided, however, that if a material event adversely affecting the investment occurs, the Board of Trustees must terminate the loan and regain the right to vote the securities.


FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS
GENERAL. The successful use of such instruments draws upon the Adviser's skill and experience with respect to such instruments and usually depends on the Adviser's ability to forecast interest rate and currency exchange rate movements correctly. Should interest or exchange rates move in an unexpected manner, the Portfolio may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize losses and thus will be in a worse position than if such strategies had not been used. In addition, the correlation between movements in the price of futures contracts or options on futures contracts and movements in the price of the securities and currencies hedged or used for cover will not be perfect and could produce unanticipated losses.
   FUTURES CONTRACTS. The Portfolio may enter into contracts for the purchase or sale for future delivery of fixed-income securities, or contracts based on financial indices including any index of U.S. Government Securities, and foreign government debt securities. U.S. futures contracts have been designed by exchanges which have been designated "contracts markets" by the Commodity Futures Trading Commission ("CFTC"), and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Futures contracts trade on a number of exchange markets, and, through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange. The Portfolio may enter into futures contracts which are based on debt securities that are backed by the full faith and credit of the U.S. government, such as which are based on debt securities that are backed by the full faith and credit of the U.S. governemtn, such as long-term U.S. Treasury Bonds, Treasury Notes, Government National Mortgage Association (`GNMA'') modified pass-through mortgage-backed securities and three-month U.S. Treasury Bills. The Portfolio may also enter into futures contracts which are based on bonds issued by entities other than the U.S. government.
At the same time a futures contract is purchased or sold, the Portfolio must allocate cash or securities as a deposit payment ("initial deposit"). It is expected that the initial deposit would be approximately 1 1/2% to 5% of a contract's face value. Daily thereafter, the futures contract is valued and the payment of "variation margin" may be required, since each day the Portfolio would provide or receive cash that reflects any decline or increase in the contract's value.
At the time of delivery of securities pursuant to such a contract, adjustments are made to recognize differences in value arising from the delivery of securities with a different interest rate from that specified in the contract. In some (but not many) cases, securities called for by a futures contract may not have been issued when the contract was written. Although futures contracts by their terms call for the actual delivery or acquisition of securities, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take delivery of the securities. The offsetting of a contractual obligation is accomplished by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities. Since all transactions in the futures market are made, offset or fulfilled through a clearinghouse associated with the exchange on which the contracts are traded, the Portfolio will incur brokerage fees when it purchases or sells futures contracts.
The ordinary spreads between prices in the cash and futures market, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial deposit and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of distortion, a correct forecast of general interest rate trends by the Adviser may still not result in a successful transaction.
   In addition, futures contracts entail risks. Although the Adviser believes that use of such contracts will benefit the Portfolio, if the Adviser's investment judgment about the general direction of interest rates is incorrect, the Portfolio's overall performance would be poorer than if it had not entered into any such contract. For example, if the Portfolio has hedged against the possibility of an increase in interest rates which would adversely affect the price of debt securities held in its portfolio and interest rates decrease instead, the Portfolio will lose part or all of the benefit of the increased value of its debt securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Portfolio has insufficient cash, it may have to sell debt securities from its portfolio to meet daily variation margin requirements. Such sales of bonds may be, but will not necessarily be, at increased prices which reflect the rising market. The Portfolio may have to sell securities at a time when it may be disadvantageous to do so.


OPTIONS ON FUTURES CONTRACTS. The Portfolio may purchase and write options on futures contracts for hedging purposes. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities. As with the purchase of futures contracts, when the Portfolio is not fully invested it may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates.
The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is below the exercise price, the Portfolio will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Portfolio's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the security or foreign currency which is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Portfolio will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Portfolio intends to purchase. If a put or call option the Portfolio has written is exercised, the Portfolio will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its futures positions, the Portfolio's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.


The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, the Portfolio may purchase a put option on a futures contract to hedge its portfolio against the risk of rising interest rates.
The amount of risk the Portfolio assumes when it purchases an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.
The Board of Trustees of the has adopted the requirement that futures contracts and options on futures contracts be used only as a hedge and not for speculation. In addition, the Portfolio will not enter into any futures contracts or options on futures contracts if immediately thereafter the amount of margin deposits on all the futures contracts of the Portfolio and premiums paid on outstanding options on futures contracts owned by the Portfolio would exceed 5% of the market value of the total assets of the Portfolio.
ADDITIONAL RISKS OF OPTIONS ON FUTURES CONTRACTS, FORWARD CONTRACTS AND OPTIONS ON FOREIGN CURRENCIES. Unlike transactions entered into by the Portfolio in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. Similarly, options on currencies may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, the option writer and a trader of forward contracts could lose amounts substantially in excess of their initial investments, due to the margin and collateral requirements associated with such positions.
Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation ("OCC"), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a Portfolio to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.
The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.
As in the case of forward contracts, certain options on foreign currencies are traded over-the-counter and involve liquidity and credit risks which may not be present in the case of exchange-traded currency options. A Portfolio's ability to terminate over-the-counter options will be more limited than with exchange-traded options. It is also possible that broker-dealers participating in over-the-counter options transactions will not fulfill their obligations. Until such time as the staff of the SEC changes its position, each Portfolio will treat purchased over-the-counter options and assets used to cover written over-the-counter options as illiquid securities. With respect to options written with primary dealers in U.S. government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to the repurchase formula.
In addition, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by: (i) other complex foreign political and economic factors; (ii) lesser availability than in the United States of data on which to make trading decisions; (iii) delays in the Portfolio's ability to act upon economic events occurring in foreign markets during nonbusiness hours in the United


States; (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States; and
(v) lesser trading volume.
OPTIONS ON SECURITIES. The Portfolio may write (sell) covered call and put options to a limited extent on its portfolio securities ("covered options") in an attempt to increase income. However, the Portfolio may forgo the benefits of appreciation on securities sold or may pay more than the market price on securities acquired pursuant to call and put options written by the Portfolio.
   When the Portfolio writes a covered call option, it gives the purchaser of the option the right to buy the underlying security at the price specified in the option (the "exercise price") by exercising the option at any time during the option period. If the option expires unexercised, the Portfolio will realize income in an amount equal to the premium received for writing the option. If the option is exercised, a decision over which the Portfolio has no control, the Portfolio must sell the underlying security to the option holder at the exercise price. By writing a covered call option, the Portfolio forgoes, in exchange for the premium less the commission ("net premium"), the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price.
When the Portfolio writes a covered put option, it gives the purchaser of the option the right to sell the underlying security to the Portfolio at the specified exercise price at any time during the option period. If the option expires unexercised, the Portfolio will realize income in the amount of the premium received for writing the option. If the put option is exercised, a decision over which the Portfolio has no control, the Portfolio must purchase the underlying security from the option holder at the exercise price. By writing a covered put option, the Portfolio, in exchange for the net premium received, accepts the risk of a decline in the market value of the underlying security below the exercise price. The Portfolio will only write put options involving securities for which a determination is made at the time the option is written that the Portfolio wishes to acquire the securities at the exercise price.
The Portfolio may terminate its obligation as the writer of a call or put option by purchasing an option with the same exercise price and expiration date as the option previously written. This transaction is called a "closing purchase transaction." Where the Portfolio cannot effect a closing purchase transaction, it may be forced to incur brokerage commissions or dealer spreads in selling securities it receives or it may be forced to hold underlying securities until an option is exercised or expires.
When the Portfolio writes an option, an amount equal to the net premium received by the Portfolio is included in the liability section of the Portfolio's Statement of Assets and Liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current market value of the option written. The current market value of a traded option is the last sale price or, in the absence of a sale, the mean between the closing bid and asked price. If an option expires on its stipulated expiration date or if the Portfolio enters into a closing purchase transaction, the Portfolio will realize a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold), and the deferred credit related to such option will be eliminated. If a call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying security and the proceeds of the sale will be increased by the premium originally received. The writing of covered call options may be deemed to involve the pledge of the securities against which the option is being written. Securities against which call options are written will be segregated on the books of the custodian for the Portfolio.
The Portfolio may purchase call and put options on any securities in which it may invest. The Portfolio would normally purchase a call option in anticipation of an increase in the market value of such securities. The purchase of a call option would entitle the Portfolio, in exchange for the premium paid, to purchase a security at a specified price during the option period. The Portfolio would ordinarily have a gain if the value of the securities increased above the exercise price sufficiently to cover the premium and would have a loss if the value of the securities remained at or below the exercise price during the option period.
The Portfolio would normally purchase put options in anticipation of a decline in the market value of securities in its portfolio ("protective puts") or securities of the type in which it is permitted to invest. The purchase of a put option would entitle the Portfolio, in exchange for the premium paid, to sell a security, which may or may not be held in the Portfolio's portfolio securities, at a specified price during the option period. The purchase of protective puts is designed merely to offset or hedge against a decline in the market value of the Portfolio's portfolio securities. Put options also may be purchased by the Portfolio for the purpose of affirmatively benefiting from a decline in the price of securities which the Portfolio does not own. The Portfolio would ordinarily recognize a gain if the value of the securities decreased below the exercise price sufficiently to cover the premium and would recognize a loss if the value of the securities remained at or above the exercise price. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of underlying portfolio securities.


The Portfolio has adopted certain other nonfundamental policies concerning option transactions which are discussed below. The Portfolio's activities in options may also be restricted by the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), for qualification as a regulated investment company.
The hours of trading for options on securities may not conform to the hours during which the underlying securities are traded. To the extent that the option markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying securities markets that cannot be reflected in the option markets. It is impossible to predict the volume of trading that may exist in such options, and there can be no assurance that viable exchange markets will develop or continue.
   The Portfolio may engage in over-the-counter options transactions with broker-dealers who make markets in these options. At present, approximately ten broker-dealers, including several of the largest primary dealers in U.S. government securities, make these markets. The ability to terminate over-the-counter option positions is more limited than with exchange-traded option positions because the predominant market is the issuing broker rather than an exchange, and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. To reduce this risk, the Portfolio will purchase such options only from broker-dealers who are primary government securities dealers recognized by the Federal Reserve Bank of New York and who agree to (and are expected to be capable of) entering into closing transactions, although there can be no guarantee that any such option will be liquidated at a favorable price prior to expiration. The Adviser will monitor the creditworthiness of dealers with whom the Portfolio enters into such options transactions under the general supervision of the Portfolio's Trustees.


OPTIONS ON SECURITIES INDICES. The  Portfolio may also purchase and write
(sell) call and put options on securities indices. Such options give the holder the right to receive a cash settlement during the term of the option based upon the difference between the exercise price and the value of the index. Such options will be used for the purposes described above under "Options on Securities."
Options on securities indices entail risks in addition to the risks of options on securities. The absence of a liquid secondary market to close out options positions on securities indices is more likely to occur, although the Portfolio generally will only purchase or write such an option if the Adviser believes the option can be closed out.
Use of options on securities indices also entails the risk that trading in such options may be interrupted if trading in certain securities included in the index is interrupted. The Portfolio will not purchase such options unless the Adviser believes the market is sufficiently developed such that the risk of trading in such options is no greater than the risk of trading in options on securities.
   Price movements in the Portfolio's portfolio securities may not correlate precisely with movements in the level of an index and, therefore, the use of options on indices cannot serve as a complete hedge. Because options on securities indices require settlement in cash, the Adviser may be forced to liquidate portfolio securities to meet settlement obligations.
                              RATING SERVICES
   The ratings of rating services represent their opinions as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings are an initial criterion for selection of portfolio investments, Bankers Trust also makes its own evaluation of these securities, subject to review by the Board of Trustees. After purchase by the Portfolio, an obligation may cease to be rated or its rating may be reduced below the minimum required for purchase by the Portfolio. Neither event would require the Portfolio to eliminate the obligation from its portfolio, but Bankers Trust will consider such an event in its determination of whether the Portfolio should continue to hold the obligation. A description of the ratings used herein and in the Funds' Prospectus is set forth in the Appendix to this Statement of Additional Information.


                          INVESTMENT RESTRICTIONS
   The following investment restrictions are "fundamental policies" of the Fund and the Portfolio and may not be changed with respect to the Fund or the Portfolio without the approval of a "majority of the outstanding voting securities" of the Fund or the Portfolio, as the case may be. "Majority of the outstanding voting securities" under the Investment Company Act of 1940, as amended (the "1940 Act"), and as used in this Statement of Additional Information and the Prospectus, means, with respect to the Fund (or the Portfolio), the lesser of (i) 67% or more of the outstanding voting securities of the Fund (or of the total beneficial interests of the Portfolio) present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Fund (or of the total beneficial interests of the Portfolio) are present or represented by proxy or (ii) more than 50% of the outstanding voting securities of the Fund (or of the total beneficial interests of the Portfolio). Whenever the Trust is requested to vote on a fundamental policy of a Portfolio, the Trust will hold a meeting of the corresponding Fund's shareholders and will cast its vote as instructed by that Fund's shareholders. Fund shareholders who do not vote will not affect the Trust's votes at the Portfolio meeting. The percentage of the Trust's votes representing Fund shareholders not voting will be voted by the Trustees of the Trust in the same proportion as the Fund shareholders who do, in fact, vote.
As a matter of fundamental policy, the Portfolio (or Fund) may not (except that no investment restriction of a Fund shall prevent a Fund from investing all of its Assets in an open-end investment company with substantially the same investment objective):
  (1)     borrow money or mortgage or hypothecate assets of the Portfolio
     (Fund), except that in an amount not to exceed 1/3 of the current value of the Portfolio's (Fund's) assets, it may borrow money as a temporary measure for extraordinary or emergency purposes and enter into reverse repurchase agreements or dollar roll transactions, and except that it may pledge, mortgage or hypothecate not more than 1/3 of such assets to secure such borrowings (it is intended that money would be borrowed only from banks and only either to accommodate requests for the withdrawal of beneficial interests (redemption of shares) while effecting an orderly liquidation of portfolio securities or to maintain liquidity in the event of an unanticipated failure to complete a portfolio security transaction or other similar situations) or reverse repurchase agreements, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered a pledge of assets for purposes of this restriction and except that assets may be pledged to secure letters of credit solely for the purpose of participating in a captive insurance company sponsored by the Investment Company Institute; for additional related restrictions, see clause (i) under the caption "Additional Restrictions" below. (As an operating policy, the Portfolios may not engage in dollar roll transactions);
  (2) underwrite securities issued by other persons except insofar as the Portfolio (Trust or the Fund) may technically be deemed an underwriter under the 1933 Act in selling a portfolio security;
  (3) make loans to other persons except: (a) through the lending of the Portfolio's (Fund's) portfolio securities and provided that any such loans not exceed 30% of the Portfolio's (Fund's) net assets (taken at market value); (b) through the use of repurchase agreements or the purchase of short-term obligations; or (c) by purchasing a portion of an issue of debt securities of types distributed publicly or privately (under current regulations, the Portfolio's (Fund's)


     fundamental policy with respect to 20% risk weighing for financial institutions prevent the Portfolio (Fund) from engaging in securities lending);
  (4) purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (except futures and option contracts) in the ordinary course of business (except that the Portfolio (Trust) may hold and sell, for the Portfolio's (Fund's) portfolio, real estate acquired as a result of the Portfolio's (Fund's) ownership of securities);
  (5) concentrate its investments in any particular industry (excluding U.S. government securities), but if it is deemed appropriate for the achievement of a Portfolio's (Fund's) investment objective, up to 25% of its total assets may be invested in any one industry; and
  (6) issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction.
   ADDITIONAL RESTRICTIONS. In order to comply with certain statutes and policies the Portfolio (or the Trust, on behalf of the Fund) will not as a matter of operating policy (except that no operating policy shall prevent the Fund from investing all of its Assets in an open-end investment company with substantially the same investment objective):
(i) borrow money (including through dollar roll transactions) for any purpose in excess of 10% of the Portfolio's (Fund's) total assets


     (taken at cost), except that the Portfolio (Fund) may borrow for temporary or emergency purposes up to 1/3 of its total assets;
(ii) pledge, mortgage or hypothecate for any purpose in excess of 10% of the Portfolio's (Fund's) total assets (taken at market value), provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, and reverse repurchase agreements are not considered a pledge of assets for purposes of this restriction;
(iii) purchase any security or evidence of interest therein on margin, except that such short-term credit as may be necessary for the clearance of purchases and sales of securities may be obtained and except that deposits of initial deposit and variation margin may be made in connection with the purchase, ownership, holding or sale of futures;
(iv) sell any security which it does not own unless by virtue of its ownership of other securities it has at the time of sale a right to obtain securities, without payment of further consideration, equivalent in kind and amount to the securities sold and provided that if such right is conditional the sale is made upon the same conditions;
(v)  invest for the purpose of exercising control or management;
(vi) purchase securities issued by any investment company except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, or except when such purchase, though not made in the open market, is part of a plan of merger or consolidation; provided, however, that securities of any investment company will not be purchased for the Portfolio (Fund) if such purchase at the time thereof would cause (a) more than 10% of the Portfolio's (Fund's)


     total assets (taken at the greater of cost or market value) to be invested in the securities of such issuers; (b) more than 5% of the Portfolio's (Fund's) total assets (taken at the greater of cost or market value) to be invested in any one investment company; or (c) more than 3% of the outstanding voting securities of any such issuer to be held for the Portfolio (Fund); provided further that, except in the case of merger or consolidation, the Portfolio (Fund) shall not purchase any securities of any open-end investment company unless the Portfolio (Fund) (1) waives the investment advisory fee with respect to assets invested in other open-end investment companies and (2) incurs no sales charge in connection with the investment (as an operating policy each Portfolio will not invest in another open-end registered investment company);
(vii) invest more than 15% of the Portfolio's (Fund's) net assets (taken at the greater of cost or market value) in securities that are illiquid or not readily marketable not including (a) Rule 144A securities that have been determined to be liquid by the Board of Trustees; and (b) commercial paper that is sold under section 4(2) of the 1933 Act which: (i) is not traded flat or in default as to interest or principal; and (ii) is rated in one of the two highest categories by at least two nationally recognized statistical rating organizations and the Portfolio's (Fund's) Board of Trustees have determined the commercial paper to be liquid; or (iii) is rated in one of the two highest categories by one nationally recognized statistical rating agency and the Portfolio's (Fund's) Board of Trustees have determined that the commercial paper is equivalent quality and is liquid;
(viii) invest more than 10% of the Portfolio's (Fund's) total assets (taken at the greater of cost or market value) in securities that are restricted as to resale under the 1933 Act (other than Rule 144A securities deemed liquid by the Portfolio's (Fund's) Board of Trustees)
(ix) no more than 5% of the Portfolio's (Fund's) total assets are invested in securities issued by issuers which (including predecessors) have been in operation less than three years;
(x) with respect to 75% of the Portfolio's (Fund's) total assets, purchase securities of any issuer if such purchase at the time thereof would cause the Portfolio (Fund) to hold more than 10% of any class of securities of such issuer, for which purposes all indebtedness of an issuer shall be deemed a single class and all preferred stock of an issuer shall be deemed a single class, except that futures or option contracts shall not be subject to this restriction;
(xi) if the Portfolio (Fund) is a "diversified" fund with respect to 75% of its assets, invest more than 5% of its total assets in the securities (excluding U.S. government securities) of any one issuer;
(xii) purchase or retain in the Portfolio's (Fund's) portfolio securities any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Portfolio (Trust), or is an officer or partner of the Adviser, if after the purchase of the securities of such issuer for the Portfolio
     (Fund) one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities, or both, all taken at market value, of such issuer, and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities, or both, all taken at market value;
(xiii) invest more than 5% of the Portfolio's (Fund's) net assets in warrants (valued at the lower of cost or market) (other than warrants acquired by the Portfolio (Fund) as part of a unit or attached to securities at the time of purchase), but not more than 2% of the Portfolio's (Fund's) net assets may be invested in warrants not listed on the New York Stock Exchange, Inc. (the `NYSE'') or the American Stock Exchange;
(xiv) make short sales of securities or maintain a short position, unless at all times when a short position is open it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue and equal in amount to, the securities sold short, and unless not more than 10% of the Portfolio's (Fund's) net assets (taken at market value) is represented by such securities, or securities convertible into or exchangeable for such securities, at any one time (the Portfolios (Funds) have no current intention to engage in short selling);
(xv) write puts and calls on securities unless each of the following conditions are met: (a) the security underlying the put or call is within the investment policies of the Portfolio (Fund) and the option is issued by the Options Clearing Corporation, except for put and call options issued by non-U.S. entities or listed on non-U.S. securities or commodities exchanges; (b) the aggregate value of the obligations underlying the puts determined as of the date the options are sold shall not exceed 50% of the Portfolio's (Fund's) net assets; (c) the securities subject to the exercise of the call written by the Portfolio (Fund) must be owned by the Portfolio (Fund) at the time the call is sold and must continue to be owned by the Portfolio (Fund) until the call has been exercised, has lapsed, or the Portfolio (Fund) has purchased a closing call, and such purchase has been confirmed, thereby extinguishing the Portfolio's (Fund's) obligation to deliver securities pursuant to the call it has sold; and (d) at the time a put is written, the Portfolio (Fund) establishes a segregated account with its custodian consisting of cash or short-term U.S. government securities equal in value to the amount the Fund will be obligated to pay upon exercise of the put (this account must be maintained until the put is exercised, has expired, or the Portfolio (Fund) has purchased a closing put, which is a put of the same series as the one previously written); and
(xvi) buy and sell puts and calls on securities, stock index futures or options on stock index futures, or financial futures or options on financial futures unless such options are written by other persons and: (a) the options or futures are offered through the facilities of a national securities association or are listed on a national securities or commodities exchange, except for put and call options issued by non-U.S. entities or listed on non-U.S. securities or commodities exchanges; (b) the aggregate premiums paid on all such options which are held at any time do not exceed 20% of the Portfolio's (Fund's) total net assets; and (c) the aggregate margin deposits required on all such futures or options thereon held at any time do not exceed 5% of the Portfolio's (Fund's) total assets.


             PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS
   The Adviser is responsible for decisions to buy and sell securities, futures contracts and options on such securities and futures for the Portfolio, the selection of brokers, dealers and futures commission merchants to effect transactions and the negotiation of brokerage commissions, if any. Broker-dealers may receive brokerage commissions on portfolio transactions, including options, futures and options on futures transactions and the purchase and sale of underlying securities upon the exercise of options. Orders may be directed to any broker-dealer or futures commission merchant, including to the extent and in the manner permitted by applicable law, Bankers Trust or its subsidiaries or affiliates. Purchases and sales of certain portfolio securities on behalf of the Portfolio are frequently placed by the Adviser with the issuer or a primary or secondary market-maker for these securities on a net basis, without any brokerage commission being paid by the Portfolio. Trading does, however, involve transaction costs. Transactions with dealers serving as market-makers reflect the spread between the bid and asked prices. Transaction costs may also include fees paid to third parties for information as to potential purchasers or sellers of securities. Purchases of underwritten issues may be made which will include an underwriting fee paid to the underwriter.
The Adviser seeks to evaluate the overall reasonableness of the brokerage commissions paid (to the extent applicable) in placing orders for the purchase and sale of securities for the Portfolio taking into account such factors as price, commission (negotiable in the case of national securities exchange transactions), if any, size of order, difficulty of execution and skill required of the executing broker-dealer through familiarity with commissions charged on comparable transactions, as well as by comparing commissions paid by the Portfolio to reported commissions paid by others.


The Adviser reviews on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons. The Adviser is authorized, consistent with Section 28(e) of the Securities Exchange Act of 1934, as amended, when placing portfolio transactions for the Portfolio with a broker to pay a brokerage commission (to the extent applicable) in excess of that which another broker might have charged for effecting the same transaction on account of the receipt of research, market or statistical information. The term "research, market or statistical information" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts.
Consistent with the policy stated above, the Rules of Fair Practice of the NASD and such other policies as the Trustees of the Portfolio may determine, the Adviser may consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions. Bankers Trust will make such allocations if commissions are comparable to those charged by nonaffiliated, qualified broker-dealers for similar services.
Higher commissions may be paid to firms that provide research services to the extent permitted by law. Bankers Trust may use this research information in managing the Portfolio's assets, as well as the assets of other clients.
Except for implementing the policies stated above, there is no intention to place portfolio transactions with particular brokers or dealers or groups thereof. In effecting transactions in over-the-counter securities, orders are placed with the principal market-makers for the security being traded unless, after exercising care, it appears that more favorable results are available otherwise.
   Although certain research, market and statistical information from brokers and dealers can be useful to the Portfolio and to the Adviser, it is the opinion of the management of the Portfolio that such information is only supplementary to the Adviser's own research effort, since the information must still be analyzed, weighed and reviewed by the Adviser's staff. Such information may be useful to the Adviser in providing services to clients other than the Portfolios, and not all such information is used by the Adviser in connection with the Portfolio. Conversely, such information provided to the Adviser by brokers and dealers through whom other clients of the Adviser effect securities transactions may be useful to the Adviser in providing services to the Portfolio.
In certain instances there may be securities which are suitable for a Portfolio as well as for one or more of the Adviser's other clients. Investment decisions for the Portfolio and for the Adviser's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Portfolio in concerned. However, it is believed that the ability of the Portfolio to participate in volume transactions will produce better executions for the Portfolio.
For the period from January 1, 1996 through September 30, 1996, and for the fiscal years ended December 31, 1995, and 1994, the Portfolio did not incur brokerage commissions.
      {PRIVATE }PERFORMANCE INFORMATION{TC "PERFORMANCE INFORMATION"}
                     STANDARD PERFORMANCE INFORMATION
   From time to time, quotations of the Fund's performance may be included in advertisements, sales literature or shareholder reports. These performance figures are calculated in the following manner:
YIELD: Yield for the Fund used in advertising are computed by dividing the Fund's interest and dividend income for a given 30-day or one-month period, net of expenses, by the average number of shares entitled to receive distributions during the period, dividing this figure by the Fund's net asset value per share at the end of the period, and annualizing the result (assuming compounding of income) in order to arrive at an annual percentage rate. Income is calculated for purpose of yield quotations in accordance with standardized methods applicable to all stock and bond mutual funds. Dividends from equity investments are treated as if they were accrued on a daily basis, solely for the purpose of yield calculations. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. Capital gains and losses generally are excluded from the calculation.
Income calculated for the purposes of calculating the Fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for the Fund may differ from the rate of distributions of the Fund paid over the same period or the rate of income reported in the Fund's financial statements.
The Fund's yield for the 30-day period ended September 30, 1996, was 5.45%. TOTAL RETURN: A Fund's average annual total return will be calculated for certain periods by determining the average annual compounded rates of return over those periods that would cause an investment of $1,000 (made at the maximum public offering price with all distributions reinvested) to reach the value of that investment at the end of the periods. The Fund may also calculate total return figures which represent aggregate performance over a period or year-by-year performance.
The Fund's average annual total returns for the one-year period ended September 30, 1996, and for the period from August 24, 1992 (commencement of operations) to September 30, 1996, were 4.86%, and 4.61%, respectively. PERFORMANCE RESULTS: Any total return quotation provided for the Fund should not be considered as representative of the performance of the Fund in the future since the net asset value and public offering price of shares of the Fund will vary based not only on the type, quality and maturities of the securities held in the Portfolio, but also on changes in the current value of such securities and on changes in the expenses of the Fund and the Portfolio. These factors and possible differences in the methods used to calculate total return should be considered when comparing the total return of the Fund to total returns published for other investment companies or other investment vehicles. Total return reflects the performance of both principal and income.


                      COMPARISON OF FUND PERFORMANCE
   Comparison of the quoted nonstandardized performance of various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effect of the methods used to calculate performance when comparing performance of the Fund with performance quoted with respect to other investment companies or types of investments.
In connection with communicating its performance to current or prospective shareholders, the Fund also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs. Evaluations of the Fund's performance made by independent sources may also be used in advertisements concerning the Fund. Sources for the Fund's performance information could include the following:
Asian Wall Street Journal, a weekly Asian newspaper that often reviews U.S. mutual funds investing internationally.
Barron's, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews mutual fund performance data.
Business Week, a national business weekly that periodically reports the performance rankings and ratings of a variety of mutual funds investing abroad.
Changing Times, The Kiplinger Magazine, a monthly investment advisory publication that periodically features the performance of a variety of securities.
Consumer Digest, a monthly business/financial magazine that includes a "Money Watch" section featuring financial news.
Financial Times, Europe's business newspaper, which features from time to time articles on international or country-specific funds.


Financial World, a general business/financial magazine that includes a "Market Watch" department reporting on activities in the mutual fund industry.
Forbes, a national business publication that from time to time reports the performance of specific investment companies in the mutual fund industry. Fortune, a national business publication that periodically rates the performance of a variety of mutual funds.
Global Investor, a European publication that periodically reviews the performance of U.S. mutual funds investing internationally.
Investor's Daily, a daily newspaper that features financial, economic and business news.
Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis, a weekly publication of industry-wide mutual fund averages by type of fund. Money, a monthly magazine that from time to time features both specific funds and the mutual fund industry as a whole.
Morningstar Inc., a publisher of financial information and mutual fund research.
New York Times, a nationally distributed newspaper which regularly covers financial news.
Personal Investing News, a monthly news publication that often reports on investment opportunities and market conditions.
Personal Investor, a monthly investment advisory publication that includes a "Mutual Funds Outlook" section reporting on mutual fund performance measures, yields, indices and portfolio holdings.
Success, a monthly magazine targeted to the world of entrepreneurs and growing business, often featuring mutual fund performance data.
U.S. News and World Report, a national business weekly that periodically reports mutual fund performance data.


Value Line, a biweekly publication that reports on the largest 15,000 mutual funds.
Wall Street Journal, a Dow Jones and Company, Inc. newspaper which regularly covers financial news.
Weisenberger Investment Companies Services, an annual compendium of information about mutual funds and other investment companies, including comparative data on funds' backgrounds, management policies, salient features, management results, income and dividend records, and price ranges.
Working Women, a monthly publication that features a "Financial Workshop" section reporting on the mutual fund/financial industry.
        VALUATION OF SECURITIES; REDEMPTIONS AND PURCHASES IN KIND
   Equity and debt securities (other than short-term debt obligations maturing in 60 days or less), including listed securities and securities for which price quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Short-term debt obligations and money market securities maturing in 60 days or less are valued at amortized cost, which approximates market. Other assets are valued at fair value using methods determined in good faith by the Portfolio's Board of Trustees.
The Trust, on behalf of the Fund, and the Portfolio reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Trust, or the Portfolio, as the case may be, and valued as they are for purposes of computing the Fund's or the Portfolio's net asset value, as the case may be (a redemption in kind). If payment is made to a Fund shareholder in securities, an investor, including the Fund, the shareholder may incur transaction expenses in converting these securities into cash. The Trust, on behalf of the Fund, and the Portfolio has elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which the Fund and the Portfolio are obligated to redeem shares of beneficial interests, as the case may be, with respect to any one investor during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund or the Portfolio, as the case may be, at the beginning of the period.
The Portfolio has agreed to make a redemption in kind to the Fund whenever the Fund wishes to make a redemption in kind and therefore shareholders of the Fund that receive redemptions in kind will receive portfolio securities of the Portfolio and in no case will they receive a security issued by the Portfolio. The Portfolio has advised the Trust that the Portfolio will not redeem in kind except in circumstances in which the Fund is permitted to redeem in kind or unless requested by the Fund.
Each investor in the Portfolio, including the Fund, may add to or reduce its investment in the Portfolio on each day that the NYSE is open for business and New York charter banks are not closed owing to customary or local holidays. As of the close of the NYSE, currently 4:00 p.m. Eastern time (or such earlier time as the NYSE closes) on each such day, the value of each investor's interest in the Portfolio will be determined by multiplying the net asset value of the Portfolio by the percentage representing that investor's share of the aggregate beneficial interests in the Portfolio. Any additions or reductions which are to be effected on that day will then be effected. The investor's percentage of the aggregate beneficial interests in the Portfolio will then be recomputed as the percentage equal to the fraction (i) the numerator of which is the value of such investor's investment in the Portfolio as of the close of the NYSE on such day plus or minus, as the case may be, the amount of net additions to or reductions in the investor's investment in the Portfolio effected on such day and (ii) the denominator of which is the aggregate net asset value of the Portfolio as of 4:00 p.m. Eastern time or the close of the NYSE on such day plus or minus, as the case may be, the amount of net additions to or reductions in the aggregate investments in the Portfolio by all investors in the Portfolio. The percentage so determined will then be applied to determine the value of the investor's interest in the Portfolio as of 4:00 p.m. Eastern time or the close of the NYSE on the following day the NYSE is open for trading.
The Fund may, at its own option, accept securities in payment for shares. The securities delivered in payment for shares are valued by the method described under "Net Asset Value" as of the day the Fund receives the securities. This is a taxable transaction to the shareholder. Securities may be accepted in payment for shares only if they are, in the judgment of Bankers Trust, appropriate investments for the Fund's Portfolio. In addition, securities accepted in payment for shares must: (i) meet the investment objective and policies of the acquiring Fund's Portfolio;
(ii) be acquired by the applicable Fund for investment and not for resale (other than for resale to the Fund's Portfolio); (iii) be liquid securities which are not restricted as to transfer either by law or liquidity of market; and (iv) if stock, have a value which is readily ascertainable as evidenced by a listing on a stock exchange, over-the-counter market or by readily available market quotations from a dealer in such securities. When securities are used as payment for shares or as a redemption in kind from the Fund, the transaction fee will not be assessed. However, the shareholder will be charged the costs associated with receiving or delivering the securities. These costs include security movement costs and taxes and registration costs. The Fund reserves the right to accept or reject at its own option any and all securities offered in payment for its shares.


                   MANAGEMENT OF THE TRUST AND PORTFOLIO
   The Board of Trustees is composed of persons experienced in financial matters who meet throughout the year to oversee the activities of the Fund or Portfolio they represent. In addition, the Trustees review contractual arrangements with companies that provide services to the Fund and/or Portfolio and review the Fund's performance.
The Trustees and officers of the Trust and Portfolios, their birthdates, and their principal occupations during the past five years are set forth below. Their titles may have varied during that period. Unless otherwise indicated, the address of each officer is Clearing Operations, P.O. Box 897 Pittsburgh, Pennsylvania 15230-0897.
                           TRUSTEES OF THE TRUST
PHILIP W. COOLIDGE* (birthdate: September 2, 1951) Trustee; Chairman, Chief Executive Officer and President, Signature Financial Group, Inc. ("SFG") (since December, 1988) and Signature (since April, 1989). His address is 6 St. James Avenue, Boston, Massachusetts 02116.
MARTIN J. GRUBER (birthdate: July 15, 1937) Trustee; Chairman of the Finance Department and Nomura Professor of Finance, Leonard N. Stern School of Business, New York University (since 1964).
KELVIN J. LANCASTER (birthdate: December 10, 1924) Trustee; Professor, Department of Economics, Columbia University. His address is 35 Claremont Avenue, New York, New York 10027.
HARRY VAN BENSCHOTEN (birthdate: February 18, 1928) Trustee; Director, Canada Life Insurance Company of New York; Director, Competitive Technologies, Inc., a public company listed on the American Stock Exchange; Retired (since 1987); Corporate Vice President, Newmont Mining Corporation (prior to 1987). His address is 6581 Ridgewood Drive, Naples, FL 33963.
* Indicates an `interested person'' (as defined by the 1940 Act) of the Trust.


                         TRUSTEES OF THE PORTFOLIO
CHARLES P. BIGGAR (birthdate: October 13, 1930) Trustee; Retired; Director of Chase/NBW Bank Advisory Board; Director, Batemen, Eichler, Hill Richards Inc.; formerly Vice President of International Business Machines and President of the National Services and the Field Engineering Divisions of IBM. His address is 12 Hitching Post Lane, Chappaqua, New York 10514. PHILIP W. COOLIDGE* (birthdate: September 2, 1951) Trustee; Chairman, Chief Executive Officer and President, SFG (since December, 1988) and Signature (since April, 1989).
S. LELAND DILL (birthdate: March 28, 1930) Trustee: Retired; Director, Coutts Group; Coutts (U.S.A.) International; Coutts Trust Holdings Ltd.; Director, Zweig Series Trust; formerly, Partner of KPMG Peat Marwick, Mitchell & Co.; Director, Vintners International Company, Inc.; General Partner of Pemco (an investment company registered under the 1940 Act). His address is 5070 North Ocean Drive, Singer Island, Florida 33404.
PHILIP SAUNDERS, JR. (birthdate: October 11, 1935) Trustee; Principal, Philip Saunders Associates (Consulting); former Director of Financial Industry Consulting, Wolf & Company; President, John Hancock Home Mortgage Corporation; and Senior Vice President of Treasury and Financial Services, John Hancock Mutual Life Insurance Company, Inc. His address is 445 Glen Road, Weston, Massachusetts 02193.
* Indicates an `interested person'' (as defined by the 1940 Act) of the Trust.
                    OFFICERS OF THE TRUST AND PORTFOLIO
Unless otherwise specified, each officer listed below holds the same position with the Trust and the Portfolio.
RONALD M. PETNUCH-- (birthdate: February 27, 1960)-- President and Treasurer; Senior Vice President; Federated Services Company (`FSC''); formerly, Director of Proprietary Client Services, Federated Administrative


Services (`FAS''), and Associate Corporate Counsel, Federated Investors
(`FI'').
CHARLES L. DAVIS, JR.-- (birthdate: March 23, 1960)-- Vice President and Assistant Treasurer; Vice President, FAS.
JAY S. NEUMAN-- (birthdate: April 22, 1950)-- Secretary; Corporate Counsel,
FI.
Messrs. Coolidge, Petnuch, Davis and Neuman also hold similar positions for other investment companies for which Signature or Edgewood, respectively an affiliate serves as the principal underwriter.
For the period from January 1, 1996, through September 30, 1996, the Fund incurred Trustees fees equal to $5,162.


The following table reflects fees paid to the Trustees of the Trust and Portfolio for the year ended September 30, 1996.
                        TRUSTEE COMPENSATION TABLE
Name,                         Aggregate            Total
Position With                 Compensation         Compensation From
Trust/Portfolio               From Trust           Fund Complex*


Harry Van Benschoten          $13,000                   $23,000
Trustee of Trust
Philip W. Coolidge            none                      none
Trustee of Trust
and Portfolio
Martin J. Gruber              $13,000                   $23,000
Trustee of Trust
Kelvin J. Lancaster           $10,000                   $23,000


Trustee of Trust
Charles P. Biggar             none                      none
Trustee of Portfolio
S. Leland Dill                none                      none
Trustee of Portfolio
Philip Saunders, Jr.          none                      none
Trustee of the Portfolio
* Aggregated information is furnished for the BT Family of Funds which consists of the following: BT Investment Funds, BT Institutional Funds, BT Pyramid Funds, BT Advisor Funds, BT Investment Portfolios, Cash Management Portfolio, Treasury Money Portfolio, Tax Free Money Portfolio, NY Tax Free Money Portfolio, International Equity Portfolio, Utility Portfolio, Short Intermediate US Government Securities Portfolio, Intermediate Tax Free Portfolio, Asset Management Portfolio, Equity 500 Index Portfolio, and Capital Appreciation Portfolio.
Bankers Trust reimbursed the Funds and Portfolios for a portion of their Trustees fees for the period above. See "Investment Adviser" and "Administrator" below.
As of December 31, 1996, the Trustees and officers of the Trust and the Portfolio owned in the aggregate less than 1% of the shares of the Fund or the Trust (all series taken together).


As of December 31, 1996, the following shareholders of record owned 5% or more of the outstanding Shares of the Fund: Bankers Trust Company, Trustee for Mapco, Inc. Profit Sharing and Savings Program 401(k), Nashville, Tennessee, owned approximately 1,004,888 shares (20.60%); Bankers Trust Company, Trustee for Alliance Coal Corp. Profit Sharing and Savings Plan 401(k) owned approximately 961,519 shares (19.71%); Batrus & Co., New York, New York, owned approximately 342,666 shares (7.03%); and BCBS Association VEBA, Chicago, Illinois, owned approximately 253,807 shares (5.20%).

                            INVESTMENT ADVISER
   Under the terms of the Portfolio's investment advisory agreement with Bankers Trust (the "Advisory Agreement"), Bankers Trust manages the Portfolio subject to the supervision and direction of the Board of Trustees of the Portfolio. Bankers Trust will: (i) act in strict conformity with the Portfolio's Declaration of Trust, the 1940 Act and the Investment Advisers Act of 1940, as the same may from time to time be amended; (ii) manage the Portfolio in accordance with the Portfolio's investment objective, restrictions and policies; (iii) make investment decisions for the Portfolio; and (iv) place purchase and sale orders for securities and other financial instruments on behalf of the Portfolio.
Bankers Trust bears all expenses in connection with the performance of services under the Advisory Agreement. The Trust and each Portfolio bears certain other expenses incurred in their operation, including: taxes, interest, brokerage fees and commissions, if any; fees of Trustees of the Trust or the Portfolio who are not officers, directors or employees of Bankers Trust, Edgewood or any of their affiliates; SEC fees and state Blue Sky qualification fees; charges certain insurance premiums; outside auditing and legal expenses; costs of maintenance of corporate existence; costs attributable to investor services, including, without limitation, telephone and personnel expenses; costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders; costs of shareholders' reports and meetings of shareholders, officers and Trustees of the Trust or the Portfolio; and any extraordinary expenses.
For the period from January 1, 1996 through September 30, 1996, and, the fiscal years ended December 31, 1995, and 1994, Bankers Trust earned $100,786, $130,819, and $90,050, respectively, as compensation for investment advisory services provided to the Portfolio. During the same periods, Bankers Trust reimbursed $20,932, $25,406, and $31,730, respectively, to the Portfolio to cover expenses.
The Fund's prospectus contains disclosure as to the amount of Bankers Trust's investment advisory and administration and services fees, including waivers thereof. Bankers Trust may not recoup any of its waived investment advisory or administration and services fees. Such waivers by Bankers Trust shall stay in effect for at least 12 months.


Bankers Trust may have deposit, loan and other commercial banking relationships with the issuers of obligations which may be purchased on behalf of the Portfolio, including outstanding loans to such issuers which could be repaid in whole or in part with the proceeds of securities so purchased. Such affiliates deal, trade and invest for their own accounts in such obligations and are among the leading dealers of various types of such obligations. Bankers Trust has informed the Portfolio that, in making its investment decisions, it does not obtain or use material inside information in its possession or in the possession of any of its affiliates. In making investment recommendations for the Portfolio, Bankers Trust will not inquire or take into consideration whether an issuer of securities proposed for purchase or sale by the Portfolio is a customer of Bankers Trust, its parent or its subsidiaries or affiliates and, in dealing with its customers, Bankers Trust, its parent, subsidiaries and affiliates will not inquire or take into consideration whether securities of such customers are held by any fund managed by Bankers Trust or any such affiliate.
                               ADMINISTRATOR
   Under the administration and services agreements, Bankers Trust is obligated on a continuous basis to provide such administrative services as the Board of Trustees of the Trust and the Portfolio reasonably deem necessary for the proper administration of the Trust or the Portfolio. Bankers Trust will generally assist in all aspects of the Fund's and Portfolio's operations; supply and maintain office facilities (which may be in Bankers Trust's own offices), statistical and research data, data processing services, clerical, accounting, bookkeeping and recordkeeping services (including without limitation the maintenance of such books and records as are required under the 1940 Act and the rules thereunder, except as maintained by other agents), internal auditing, custodial and trasfer agency services, executive and administrative services, and stationery and office supplies; prepare reports to shareholders or investors; supply financial information and supporting data for reports to and filings with the SEC and various state Blue Sky authorities; supply supporting documentation for meetings of the Board of Trustees; provide monitoring reports and assistance regarding compliance with Declarations of Trust, by-laws, investment objectives and policies and with Federal and state securities laws; arrange for appropriate insurance coverage; calculate net asset values, net income and realized capital gains or losses; and negotiate arrangements with, and supervise and coordinate the activities of, agents and others to supply services.
Pursuant to a sub-administration agreement, (the "Sub-Administration Agreement") FSC performs such sub-administration duties for the Trust and the Portfolio as from time to time may be agreed upon by Bankers Trust and FSC. The Sub-Administration Agreement provides that FSC will receive such compensation as from time to time may be agreed upon by FSC and Bankers Trust. All such compensation will be paid by Bankers Trust.
For the period from January 1, 1996, through September 30, 1996, and the fiscal years ended December 31, 1995, and 1994, Bankers Trust earned $87,048, $91,142, and $60,306, respectively, as compensation for administrative and other services provided to the Fund. During the same periods, Bankers Trust reimbursed $100,231 , $58,676, and $49,475, respectively, to the Fund to cover expenses.
For the period from January 1, 1996, through September 30, 1996 and for the fiscal years ended December 31, 1995, and 1994, Bankers Trust earned $20,157, $26,164, and $18,010, respectively, as compensation for administrative and other services provided to the Portfolio.
Bankers Trust has agreed that if in any year the aggregate expenses of the Fund and its Portfolio (including fees pursuant to the investment advisory agreement, but excluding interest, taxes, brokerage and, if permitted by the relevant state securities commissions, extraordinary expenses) exceed the expense limitation of any state having jurisdiction over the Fund, Bankers Trust will reimburse the Fund for the excess expense to the extent required by state law. As of the date of this Statement of Additional Information, the most restrictive annual expense limitation applicable to any Fund is 2.5% of the Fund's first $30 million of average annual net assets, 2.0% of the next $70 million of average annual net assets and 1.5% of the remaining average annual net assets.
                       CUSTODIAN AND TRANSFER AGENT
Bankers Trust, 280 Park Avenue, New York, New York 10017, serves as Custodian for the Trust and for the Portfolio pursuant to the administration and services agreements. As Custodian, it holds the Fund's and the Portfolio's assets. Bankers Trust also serves as transfer agent of the Trust and of the Portfolio pursuant to the respective administration and services agreement. Under its transfer agency agreement with the Trust, Bankers Trust maintains the shareholder account records for the Fund, handles certain communications between shareholders and the Trust and causes to be distributed any dividends and distributions payable by the Trust. Bankers Trust may be reimbursed by the Fund or the Portfolio for its out-of-pocket expenses. Bankers Trust will comply with the self-custodian provisions of Rule 17f-2 under the 1940 Act.


                                USE OF NAME
The Trust and Bankers Trust have agreed that the Trust may use "BT" as part of its name for so long as Bankers Trust serves as investment adviser to the Portfolio. The Trust has acknowledged that the term "BT" is used by and is a property right of certain subsidiaries of Bankers Trust and that those subsidiaries and/or Bankers Trust may at any time permit others to use that term. The Trust may be required, on 60 days' notice from Bankers Trust at any time, to abandon use of the acronym "BT" as part of its name. If this were to occur, the Trustees would select an appropriate new name for the Trust, but there would be no other material effect on the Trust, its shareholders or activities.
                        BANKING REGULATORY MATTERS
Bankers Trust has been advised by its counsel that, in counsel's opinion, Bankers Trust currently may perform the services for the Trust and the Portfolio contemplated by the investment advisory agreement and other activities for the Fund and the Portfolio described in the Prospectus and this Statement of Additional Information without violation of the Glass-Steagall Act or other applicable banking laws or regulations. However, counsel has pointed out that future changes in either Federal or state statutes and regulations concerning the permissible activities of banks or trust companies, as well as future judicial or administrative decisions or interpretations of present and future statutes and regulations, might prevent Bankers Trust from continuing to perform those services for the Trust and the Portfolio. State laws on this issue may differ from the interpretations of relevant Federal law and banks and financial institutions may be required to register as dealers pursuant to state securities law. If the circumstances described above should change, the Boards of Trustees would review the relationships with Bankers Trust and consider taking all actions necessary in the circumstances.


                    COUNSEL AND INDEPENDENT ACCOUNTANTS
   Willkie Farr & Gallagher, One Citicorp Center, 153 East 53rd Street, New York, New York 10022-4669, serves as Counsel to the Trust and the Portfolio. Coopers & Lybrand L.L.P., 1100 Main Street, Suite 900, Kansas City, Missouri 64105 has been selected as Independent Accountants for the Trust and the Portfolio.
                         ORGANIZATION OF THE TRUST
Shares of the Trust do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect all Trustees. Shares are transferable but have no preemptive, conversion or subscription rights. Shareholders generally vote by Fund, except with respect to the election of Trustees and the ratification of the selection of independent accountants.
Massachusetts law provides that shareholders could under certain circumstances be held personally liable for the obligations of the Trust. However, the Trust's Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee. The Declaration of Trust provides for indemnification from the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations, a possibility that the Trust believes is remote. Upon payment of any liability incurred by the Trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Trust. The Trustees intend to conduct the operations of the Trust in a manner so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Trust.
The Trust was organized on February 28, 1992.
                                 TAXATION
                           TAXATION OF THE FUND
   The Fund intends to qualify annually and to elect the Fund to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the `Code'').
As a regulated investment company, the Fund will not be subject to U.S. Federal income tax on its investment company taxable income and net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, that it distributes to shareholders. The Fund intends to distribute to its shareholders, at least annually, substantially all of its investment company taxable income and net capital gains, and therefore does not anticipate incurring a Federal income tax liability.
                         TAXATION OF THE PORTFOLIO
The Portfolio is not subject to the Federal income taxation. Instead, the Fund and other investors investing in the Portfolio must take into account, in computing their Federal income tax liability, their share of the Portfolio's income, gains, losses, deductions, credits and tax preference items, without regard to whether they have received any cash distributions from the Portfolio.
                              OTHER TAXATION
The Trust is organized as a Massachusetts business trust and, under current law, neither the Trust nor the Fund is liable for any income or franchise tax in the Commonwealth of Massachusetts, provided that the Fund continues to qualify as a regulated investment company under Subchapter M of the Code. The Portfolio is organized as a New York trust. The Portfolio is not subject to any income or franchise tax in the State of New York or the Commonwealth of Massachusetts.
                           FINANCIAL STATEMENTS
The financial statements for the Fund for the period ended September 30, 1996, are incorporated herein by reference to the Fund's Annual Report dated September 30, 1996 (File Nos. 33-45973 and 811-06576). A copy of the Annual Report may be obtained without change by contacting the Fund.


                                 APPENDIX
                     BOND AND COMMERCIAL PAPER RATINGS
Set forth below are descriptions of the ratings of Moody's and S&P, which represent their opinions as to the quality of the securities which they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality.
S&P BOND RATINGS
An S&P corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong. Debt rated "AA" has a very strong capacity to pay interest and to repay principal and differs from the highest rated issues only in small degree.
The rating "AA" may be modified by the addition of a plus or minus sign to show relative standing within such category.
MOODY'S BOND RATINGS
Excerpts from Moody's description of its corporate bond ratings: Aaa judged to be the best quality, carry the smallest degree of investment risk; Aa judged to be of high quality by all standards.











                                         A-1


FITCH INVESTORS SERVICE BOND RATINGS
AAA. Securities of this rating are regarded as strictly high-grade, broadly marketable, suitable for investment by trustees and fiduciary institutions, and liable to but slight market fluctuation other than through changes in the money rate. The factor last named is of importance varying with the length of maturity. Such securities are mainly senior issues of strong companies, and are most numerous in the railway and public utility fields, though some industrial obligations have this rating. The prime feature of an AAA rating is showing of earnings several times or many times interest requirements with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Other features may enter in, such as a wide margin of protection through collateral security or direct lien on specific property as in the case of high class equipment certificates or bonds that are first mortgages on valuable real estate. Sinking funds or voluntary reduction of the debt by call or purchase are often factors, while guarantee or assumption by parties other than the original debtor may also influence the rating.
AA. Securities in this group are of safety virtually beyond question, and as a class are readily salable while many are highly active. Their merits are not greatly unlike those of the AAA class, but a security so rated may be of junior though strong lien in many cases directly following an AAA security or the margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to ratings by the lesser financial power of the enterprise and more local type of market.





                                         A-2


FITCH INVESTORS SERVICE AND DUFF & PHELPS COMMERCIAL PAPER RATINGS Commercial paper rated "Fitch-1" is considered to be the highest grade paper and is regarded as having the strongest degree of assurance for timely payment. "Fitch-2" is considered very good grade paper and reflects an assurance of timely payment only slightly less in degree than the strangest issue.
Commercial paper issues rated "Duff 1" by Duff & Phelps, Inc. have the following characteristics: very high certainty of timely payment, excellent liquidity factors supported by strong fundamental protection factors, and risk factors which are very small. Issues rated "Duff 2" have a good certainty of timely payment, sound liquidity factors and company fundamentals, small risk factors, and good access to capital markets.


















                                         A-3



           INVESTMENT ADVISER OF THE PORTFOLIO AND ADMINISTRATOR
                           BANKERS TRUST COMPANY
                                DISTRIBUTOR
                          EDGEWOOD SERVICES, INC.
                       CUSTODIAN AND TRANSFER AGENT
                           BANKERS TRUST COMPANY
                          INDEPENDENT ACCOUNTANTS
                         COOPERS & LYBRAND L.L.P.
                                  COUNSEL
                         WILLKIE FARR & GALLAGHER
No person has been authorized to give any information or to make any representations other than those contained in the Trust's Prospectuses, its Statements of Additional Information or the Trust's official sales literature in connection with the offering of the Trust's shares and, if given or made, such other information or representations must not be relied on as having been authorized by the Trust. Neither the Prospectuses nor this Statement of Additional Information constitutes an offer in any state in which, or to any person to whom, such offer may not lawfully be made.





PART C    OTHER INFORMATION

          CUSIP: 055847305
          STA519400 (1/97)

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

     (a)  Financial Statements:
          Incorporated by reference to the Annual Reports to Shareholders dated September 30, 1996, pursuant to Rule 411 under the Securities Act of 1933. (File Nos. 33-45973 and 811-06576)

     (b)  Exhibits:

     (l)  (i)  Declaration of Trust of the Trust; 5
          (ii) Second Amended and Restated Designation of Series; 5
          (iii)     Third Amended and Restated Designation of Series; 5
          (iv) Fourth Amended and Restated Establishment and
          Designation of Series; 5
          (v)  Fifth Amended and Restated Establishment and
          Designation of Series; 5
     (2)  By-Laws of the Trust; 5
     (3)  Not Applicable
     (4)  Not Applicable
     (5)  Not Applicable


     (6)  (i)  Conformed Copy of Distributor's Contract; +
          (ii) Distribution and Service Plan; +
          (iii)     Schedule A of Exhibit A to the
               Distributor's Contract; +
          (iv) Schedule A of Schedule of Fees under the
               Distribution and Service Plan; +
     (7)  Not Applicable
     (8)  See Exhibit (9)
     (9)  Administration and Services Agreement; 3
     (10) Not Applicable
     (11) Conformed copies of Consents of Independent Accountants; +
     (12) Not Applicable
     (13) Investment representation letters of initial shareholders of the Trust; 1
     (14) Not Applicable
     (15) Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940; 1
     (16) Schedule for computation of Fund Performance; 1
     (17) (i) Copy of Financial Data Schedule, BT Investment Limited Term U.S. Government Securities Fund; +
          (ii) Copy of Financial Data Schedule, BT Investment Equity Appreciation Fund; +
     (18) Not Applicable
     (19) Conformed copy of Power of Attorney of Registrant and Short/Intermediate U.S. Government Securities Portfolio; +
+ All exhibits have been filed electronically.


(1) Incorporated by reference herein to Pre-Effective Amendment No. 1 to Registrant's Registration Statement as filed with the Commission on June 9, 1992.
(3)  Incorporated by reference to Post-Effective Amendment No. 5      to
Registrant's Registration Statement as filed with the  Commission     on
April 30, 1993.
(5)  Incorporated by reference to Post-Effective Amendment No. 5      to
Registrant's Registration Statement as filed with the  Commission on July
31, 1995.


ITEM 25. Persons Controlled by or Under Common Control with Registrant:

     Not Applicable

ITEM 26. Number of Holders of Securities.

Title of Class                          Number of Record Holders
                                   as of December 31, 1996

BT Investment Money Market Fund              414
BT Investment Limited Term U.S.
     Government Securities Fund              198
BT Investment Equity 500 Index Fund               183
BT Institutional Asset Management Fund       19
BT Investment Equity Appreciation Fund
          Advisor Class                 15
          Investment Class                   0


BT RetirementPlus Fund
          Investor Class Shares              0
          Institutional Class Shares         0

ITEM 27. Indemnification; 6

ITEM 28. Business and Other Connections of Investment Adviser:

Bankers Trust serves as investment adviser to the Trust. Bankers Trust, a New York banking corporation, is a wholly owned subsidiary of Bankers Trust New York Corporation. Bankers Trust conducts a variety of commercial banking and trust activities and is a major wholesale supplier of financial services to the international institutional market. To the knowledge of the Trust, none of the directors or officers of Bankers Trust, except those set forth below, is or has been at anytime during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers also hold various positions with and engage in business for Bankers Trust New York Corporation. Set forth below are the names and principal businesses of the directors and officers of Bankers Trust who are or during the past two fiscal years have been engaged in any other business, profession, vocation or employment of a substantial nature. These persons may be contacted c/o Bankers Trust Company, 280 Park Avenue, New York, New York 10017.

George B. Beitzel, 29 King Street, Chappaqua, NY 10514-3432. Retired Senior Vice President and Director of International Business Machines Corporation. Director of Bankers Trust and Bankers Trust New York


Corporation. Director of Computer Task Group, FlightSafety International, Inc., Phillips Gas Company, Phillips Petroleum Company, Caliber Systems,
Inc. (formerly Roadway    Services, Inc.), Rohm and Hass Company and TIG
Holdings, Chairman Emeritus of Amherst College, and Chairman of the Colonial Williamsburg Foundation.

(6) Incorporated by reference to Post-Effective Amendment No. 8 to Registrant's Registration Statement as filed with the Commission on April 29, 1996.



William R. Howell, J.C. Penney Company, Inc., P.O. Box 10001, Dallas, TX 75301-0001. Chairman of the Board and Chief Executive Officer, J.C. Penney Company, Inc. Director of Bankers Trust and Bankers Trust New York Corporation. Also a Director of Exxon Corporation, Halliburton Company, Warner-Lambert Corporation, National Urban League, Inc. and the National Retail Federation.

Jon M. Huntsman, Huntsman Corporation, 500 Huntsman Way, Salt Lake City, UT 84108. Chairman and Chief Executive Officer, Huntsman Corporation and other affiliated companies. Director of Bankers Trust and Bankers Trust New York Corporation. Chairman, chief executive officer and director of Sunstar Corporation and JK Corp. Chairman and director of Co-Ex Plastics Inc. and Global Polymers Corporation. President of Autostar Corporation and Restar Corporation. Director of Airstar Corporation, Consolidated Press International (Australia), Razzleberry Foods Corporation and Thiokol


Corporation. General Partner of Huntsman Group Ltd., McLeod Creek Partnership and Trustar Ltd. Chairman of Primary Children's Medical Center Foundation, an overseer, The Wharton School, University of Pennsylvania, an advisor, University of Utah, Eccles Business School, founder of Huntsman Cancer Institute, University of Utah, chairman and director of the Huntsman Cancer Foundation, and a trustee and president of the Jon and Karen Huntsman Foundation.

Vernon E. Jordan, Jr., Akin, Gump, Strauss, Hauer & Feld, LLP, 1333 New Hampshire Ave., N.W., Suite 400, Washington, DC 20036. Senior Partner, Akin, Gump, Strauss, Hauer & Feld, LLP. Director of Bankers Trust and Bankers Trust New York Corporation. Also a Director of American Express Company, Corning Incorporated, Dow Jones, Inc., J.C. Penney Company, Inc., Revlon Group Incorporated, Ryder System, Inc., Sara Lee Corporation, Union Carbide Corporation and Xerox Corporation, a trustee of Brookings Institution, The Ford Foundation and Howard University, and governor of the Joint Center for Political and Economic Studies.

Hamish Maxwell, Philip Morris Companies Inc., 100 Park Avenue, 10th Floor, New York, NY 10017. Retired Chairman and Chief Executive Officer, Philip Morris Companies Inc. Director of Bankers Trust and Bankers Trust New York Corporation. Director of The New Corporation Limited and Sola
International Inc.

N.J. Nicholas Jr., 15 West 53rd Street, New York, NY 10019. Former President, Co-Chief Executive Officer and Director of Time Warner Inc. Director of Bankers Trust and Bankers Trust New York Corporation. Also a Director of Boston Scientific Corporation and Xerox Corporation.



Russell E. Palmer, The Palmer Group, 3600 Market Street, Suite 530, Philadelphia, PA 19104. Chairman and Chief Executive Officer of The Palmer Group. Director of Bankers Trust and Bankers Trust New York Corporation. Former Dean of The Wharton School, University of Pennsylvania and former chief executive officer of Touche Ross & Co. (now Deloitte and Touche). Also Director of Allied-Signal Inc., Contel Cellular, Inc., Federal Home Loan Mortgage Corporation, GTE Corporation, Goodyear Tire & Rubber Company, Imasco Limited, The May Department Stores Company and Safeguard Scientifics, Inc. Member, Radnor Venture Partners Advisory Board, advisory board of the Controller General of the United States, and a trustee, the University of Pennsylvania.

Patricia Carry Stewart, c/o Office of the Secretary, 280 Park Avenue - 17W, New York, NY 10017. Former Vice President, The Edna McConnell Clark Foundation. Director of Bankers Trust and Bankers Trust New York
Corporation. Director, Borden Inc., Continental Corp. and Melville Corporation, director and vice chair of Community Foundation for Palm Beach and Martin Counties, and a trustee emerita of Cornell University.



George J. Vojta, Bankers Trust Company, 130 Liberty Street, New York, NY 10006. Vice Chairman of the Board of Bankers Trust and Bankers Trust New York Corporation. Director of Northwest Airlines and Private Export Funding UST Corp., the New York State Banking Board and St. Lukes-Roosevelt Hospital Center, a partner of New York City Partnership and chairman, Wharton Financial Services Center.



ITEM 29. Principal Underwriters
(a) Edgewood Services, Inc., (``Edgewood'') the Distributor for shares of the Registrant, also acts as principal underwriter for the following open-end investment companies: FTI Funds, Excelsior Institutional Trust (formerly, Master Funds, Inc.), Excelsior Tax-Exempt Funds, Inc. (formerly, UST Master Tax-Exempt Funds, Inc.), Excelsior Institutional Trust, Marketvest Funds, Marketvest Funds, Inc., BT Institutional Funds, BT Advisor Funds, and BT Investment Funds.

     (b)
       (1)                      (2)                   (3)
Name and Principal        Positions and Offices Positions and Offices
 Business Address            With Distributor               With Registrant


Douglas L. Hein           Trustee,                     --
Federated Investors Tower Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

Newton Heston, III        Vice President,              --
Federated Investors Tower Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

Ernest L. Linane          Assistant Vice President,         --
Federated Investors Tower Edgewood Services, Inc.
Pittsburgh, PA 15222-3779


S. Elliott Cohan          Secretary,                   --
Federated Investors Tower Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

Thomas J. Ward            Assistant Secretary,         --
Federated Investors Tower Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

Kenneth W. Pegher, Jr.    Treasurer,                   --
Federated Investors Tower Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

(c) Not Applicable.

ITEM 30. Location of Accounts and Records:

Registrant                         Federated Investors Tower
                              Pittsburgh, PA 15222-3779

Bankers Trust Company:             280 Park Avenue, New York, NY 10017

Investors Fiduciary Trust Company:      127 West 10th Street,
                              Kansas City, MO 64105.

Edgewood Services, Inc.:           Clearing Operations, P.O. Box 897,
                              Pittsburgh, PA 15230-0897.

ITEM 31. Management Services:


          Not Applicable

ITEM 32. Undertakings

     The Registrant undertakes to comply with Section 16(c) of the 1940 Act as though such provisions of the Act were applicable to the Registrant except that the request referred to in the third full paragraph thereof may only be made by shareholders who hold in the aggregate at least 10% of the outstanding shares of the Registrant, regardless of the net asset value or values of shares held by such requesting shareholders.

     If the information called for by Item 5A of Form N-lA is contained in the latest annual report to shareholders, the Registrant shall furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.


                                SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, the Registrant, BT PYRAMID MUTUAL FUNDS certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities act of 1933, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and the Commonwealth of Pennsylvania on the 27th day of January, 1997.

                          BT PYRAMID MUTUAL FUNDS

                          By:  /s/ Jay S. Neuman
                              Jay S. Neuman, Secretary
                             January 27, 1997

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:


NAME                     TITLE                    DATE

By:  /s/ Jay S. Neuman        Attorney in Fact         January 27, 1997
     Jay S. Neuman       For the Persons
     SECRETARY           Listed Below


/s/RONALD M. PETNUCH*         President and Treasurer
Ronald M. Petnuch             (Chief Executive Officer,
                         Principal Financial and Accounting
                         Officer)

/S/PHILIP W. COOLIDGE*        Trustee
Philip W. Coolidge



/S/HARRY VAN BENSCHOTEN* Trustee
Harry Van Benschoten

/S/MARTIN J. GRUBER*          Trustee
Martin J. Gruber


* By Power of Attorney



     SHORT/INTERMEDIATE U.S. GOVERNMENT SECURITIES PORTFOLIO has duly caused this Post-Effective amendment No. 13 to the Registration Statement on Form N-1A of BT Pyramid Mutual Funds to be signed on its behalf by the undersigned thereto authorized in the City of Pittsburgh and the Commonwealth of Pennsylvania on the 27th day of January, 1997.

          SHORT/INTERMEDIATE U.S. GOVERNMENT SECURITIES PORTFOLIO

                          By:  /s/ Jay S. Neuman
                              Jay S. Neuman, Secretary
                             January 27, 1997

     This Post-Effective amendment No. 13 to the Registration Statement has been signed below by the following persons in the capacity and on the date indicated:



NAME                     TITLE                    DATE

By:  /s/ Jay S. Neuman        Attorney in Fact         January 27, 1997
     Jay S. Neuman       For the Persons
     SECRETARY           Listed Below


/s/RONALD M. PETNUCH*         President and Treasurer
Ronald M. Petnuch             (Chief Executive Officer,
                         Principal Financial and Accounting
                         Officer)

/s/PHILIP W. COOLIDGE*        Trustee
Philip W. Coolidge

/s/CHARLES P. BIGGAR*         Trustee
Charles P. Biggar

/s/S. LELAND DILL*       Trustee
S. Leland Dill

/s/PHILIP SAUNDERS, JR.* Trustee
Philip Saunders, Jr.

* By Power of Attorney